UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund:  BlackRock Series Fund, Inc.
                      BlackRock Balanced Capital Portfolio
                      BlackRock Fundamental Growth Portfolio
                      BlackRock Global Allocation Portfolio
                      BlackRock Government Income Portfolio
                      BlackRock High Income Portfolio
                      BlackRock Large Cap Core Portfolio
                      BlackRock Money Market Portfolio
                      BlackRock Total Return Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Series Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 456-4587

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
Industry                              Shares   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.6%           160,000   Honeywell International, Inc.                                            $ 9,027,200
                                     145,000   United Technologies Corp.                                                  9,978,900
                                                                                                                   ----------------
                                                                                                                         19,006,100
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.4%        35,000   FedEx Corp.                                                                3,243,450
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.7%                   145,000   Harley-Davidson, Inc.                                                      5,437,500
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.0%                     145,000   Anheuser-Busch Cos., Inc.                                                  6,880,250
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.4%             160,000   Masco Corp.                                                                3,172,800
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.9%               250,000   The Bank of New York Mellon Corp.                                         10,432,500
                                     215,000   Invesco Ltd. (a)                                                           5,237,400
                                      90,000   Legg Mason, Inc.                                                           5,038,200
                                     180,000   Morgan Stanley                                                             8,226,000
                                                                                                                   ----------------
                                                                                                                         28,934,100
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.1%                     145,000   The Dow Chemical Co.                                                       5,343,250
                                     215,000   E.I. du Pont de Nemours & Co.                                             10,053,400
                                                                                                                   ----------------
                                                                                                                         15,396,650
-----------------------------------------------------------------------------------------------------------------------------------
Communications                       450,000   Cisco Systems, Inc. (b)                                                   10,840,500
Equipment - 1.7%                      75,000   Juniper Networks, Inc. (b)                                                 1,875,000
                                                                                                                   ----------------
                                                                                                                         12,715,500
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.4%       180,000   Hewlett-Packard Co.                                                        8,218,800
                                      90,000   International Business Machines Corp.                                     10,362,600
                                     430,000   Sun Microsystems, Inc. (b)                                                 6,677,900
                                                                                                                   ----------------
                                                                                                                         25,259,300
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%              145,000   Discover Financial Services, Inc.                                          2,373,650
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                 70,000   Citigroup, Inc.                                                            1,499,400
Services - 1.7%                      260,000   JPMorgan Chase & Co.                                                      11,167,000
                                                                                                                   ----------------
                                                                                                                         12,666,400
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        215,000   AT&T Inc.                                                                  8,234,500
Services - 2.3%                      245,000   Verizon Communications, Inc.                                               8,930,250
                                                                                                                   ----------------
                                                                                                                         17,164,750
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                90,000   Tyco Electronics Ltd.                                                      3,088,800
Instruments - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                    70,000   Schlumberger Ltd.                                                          6,090,000
Services - 3.1%                       35,000   Transocean, Inc.                                                           4,732,000
                                     165,000   Weatherford International Ltd. (b)                                        11,957,550
                                                                                                                   ----------------
                                                                                                                         22,779,550
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%       90,000   Wal-Mart Stores, Inc.                                                      4,741,200
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 4.8%                 180,000   Cadbury Schweppes Plc (a)                                                  7,959,600
                                      90,000   General Mills, Inc.                                                        5,389,200
                                      23,000   Nestle SA Registered Shares                                               11,493,052
                                     325,000   Unilever NV (a)                                                           10,962,250
                                                                                                                   ----------------
                                                                                                                         35,804,102
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              145,000   Baxter International, Inc.                                                 8,383,900
Supplies - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              145,000   AmerisourceBergen Corp.                                                    5,942,100
Services - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
Industry                              Shares   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                145,000   Carnival Corp.                                                          $  5,869,600
Leisure - 2.4%                       215,000   McDonald's Corp.                                                          11,990,550
                                                                                                                   ----------------
                                                                                                                         17,860,150
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%            160,000   Sony Corp. (a)                                                             6,411,200
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.6%            180,000   Kimberly-Clark Corp.                                                      11,619,000
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                   235,000   Accenture Ltd. Class A                                                     8,264,950
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.1%      105,000   3M Co.                                                                     8,310,750
                                     320,000   General Electric Co.                                                      11,843,200
                                     185,000   Textron, Inc.                                                             10,252,700
                                                                                                                   ----------------
                                                                                                                         30,406,650
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                     180,000   ACE Ltd.                                                                   9,910,800
                                     205,000   American International Group, Inc.                                         8,866,250
                                     125,000   Prudential Financial, Inc.                                                 9,781,250
                                     125,000   RenaissanceRe Holdings Ltd.                                                6,488,750
                                                                                                                   ----------------
                                                                                                                         35,047,050
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                  152,000   Yahoo! Inc. (b)                                                            4,397,360
Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%                     180,000   Dover Corp.                                                                7,520,400
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.8%                         300,000   CBS Corp. Class B                                                          6,624,000
                                     215,000   Comcast Corp. Special Class A                                              4,078,550
                                      90,000   Walt Disney Co.                                                            2,824,200
                                                                                                                   ----------------
                                                                                                                         13,526,750
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%               160,000   Alcoa, Inc.                                                                5,769,600
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.4%               70,000   Kohl's Corp. (b)                                                           3,002,300
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                105,000   Devon Energy Corp.                                                        10,954,650
Fuels - 4.5%                          35,000   EnCana Corp.                                                               2,651,250
                                      75,000   Exxon Mobil Corp.                                                          6,343,500
                                     140,000   Murphy Oil Corp.                                                          11,499,600
                                      22,500   Petroleo Brasileiro SA (a)                                                 2,297,475
                                                                                                                   ----------------
                                                                                                                         33,746,475
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%        75,000   International Paper Co.                                                    2,040,000
                                      70,000   MeadWestvaco Corp.                                                         1,905,400
                                                                                                                   ----------------
                                                                                                                          3,945,400
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.1%               355,000   Bristol-Myers Squibb Co.                                                   7,561,500
                                      70,000   Merck & Co., Inc.                                                          2,656,500
                                     285,000   Schering-Plough Corp.                                                      4,106,850
                                     215,000   Wyeth                                                                      8,978,400
                                                                                                                   ----------------
                                                                                                                         23,303,250
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor       325,000   Broadcom Corp. Class A (b)                                                 6,262,750
Equipment - 2.4%                     285,000   Intersil Corp. Class A                                                     7,315,950
                                     715,000   Micron Technology, Inc. (b)                                                4,268,550
                                                                                                                   ----------------
                                                                                                                         17,847,250
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.3%                      145,000   Electronic Arts, Inc. (b)                                                  7,238,400
                                     360,000   Microsoft Corp.                                                           10,216,800
                                                                                                                   ----------------
                                                                                                                         17,455,200
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.7%              180,000   Home Depot, Inc.                                                           5,034,600
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks (Cost - $424,620,362) - 64.2%                        478,147,687
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
Industry                               (000)   Preferred Securities                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               Capital Trusts
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%           USD     130   Lehman Brothers Holdings Capital Trust V, 5.857% (c)(d)                  $    82,225
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                  335   BAC Capital Trust VI, 5.625%, 3/08/35                                        281,258
                                         325   Barclays Bank Plc, 5.926% (c)(d)(e)                                          278,718
                                         600   Wachovia Corp. Series K, 7.98% (c)(d)                                        589,500
                                                                                                                   ----------------
                                                                                                                          1,149,476
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Capital Trusts (Cost - $1,355,754) - 0.1%                            1,231,701
-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%               55,000   Wachovia Corp. Series J, 8%                                                1,358,500
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                 18,000   Citigroup, Inc. Series AA, 8.125%                                            432,720
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                    43,000   Fannie Mae, 8.25%                                                          1,034,150
Finance - 0.2%                        28,600   Freddie Mac Series Z, 8.375%                                                 697,840
                                                                                                                   ----------------
                                                                                                                          1,731,990
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Stocks (Cost - $3,615,000) - 0.5%                          3,523,210
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Securities (Cost - $4,970,754) - 0.6%                      4,754,911
-----------------------------------------------------------------------------------------------------------------------------------
                                               Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.0%       USD     220   L-3 Communications Corp., 5.875%, 1/15/15                                    210,650
                                          12   L-3 Communications Corp. Series B, 6.375%, 10/15/15                           11,730
                                                                                                                   ----------------
                                                                                                                            222,380
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%            30   United Parcel Service, Inc., 6.20%, 1/15/38                                   32,090
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                          195   American Airlines, Inc. Series 2003-1, 3.857%, 1/09/12                       183,284
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                 140   Momentive Performance Materials, Inc. Series WI,
                                               10.125%, 12/01/14 (f)                                                        121,800
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.7%                   350   The Bear Stearns Cos., Inc., 3.218%, 7/19/10 (c)                             315,435
                                         950   The Bear Stearns Cos., Inc., 6.95%, 8/10/12                                  950,468
                                       1,070   Credit Suisse Guernsey Ltd., 5.86% (c)(d)                                    906,428
                                         415   Goldman Sachs Capital II, 5.793% (c)(d)                                      276,431
                                       1,780   The Goldman Sachs Group, Inc., 5.25%, 10/15/13                             1,769,788
                                         775   Lehman Brothers Holdings, Inc., 6.75%, 12/28/17                              745,019
                                         575   Lehman Brothers Holdings, Inc. Series I, 5.25%, 2/06/12                      554,838
                                         650   Lehman Brothers Holdings, Inc. Series MTN, 7%, 9/27/27                       600,815
                                       5,250   Morgan Stanley, 2.96%, 1/09/12 (c)                                         4,834,872
                                         150   Morgan Stanley Series F, 5.95%, 12/28/17                                     144,969
                                       1,290   UBS AG Series DPNT, 5.875%, 12/20/17                                       1,318,545
                                                                                                                   ----------------
                                                                                                                         12,417,608
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                  375   Barclays Bank Plc, 7.434% (c)(d)(e)                                          339,031
                                         620   Barclays Bank Plc, 8.55% (c)(d)(e)                                           648,302
                                         435   Corporacion Andina de Fomento, 6.875%, 3/15/12                               467,792
                                         800   Royal Bank of Scotland Group Plc Series MTN, 7.64% (c)(d)                    688,952
                                       1,000   Wachovia Bank NA, 6.60%, 1/15/38                                             926,522
                                                                                                                   ----------------
                                                                                                                          3,070,599
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.1%           545   International Business Machines Corp., 5.70%, 9/14/17                        570,921
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                1,575   HSBC Finance Corp., 6.50%, 11/15/08                                        1,593,801
                                         305   MBNA Corp., 4.625%, 9/15/08                                                  306,646

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
Industry                               (000)   Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD     475   SLM Corp., 5.40%, 10/25/11                                               $   383,650
                                         825   SLM Corp., 5.125%, 8/27/12                                                   636,512
                                                                                                                   ----------------
                                                                                                                          2,920,609
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                    590   Bank of America Corp., 4.875%, 9/15/12                                       598,591
Services - 1.6%                          625   Bank of America Corp., 6%, 9/01/17                                           657,107
                                       1,150   Bank of America Corp., 5.75%, 12/01/17                                     1,190,069
                                         900   Bank of America Corp. Series K, 8% (c)(d)                                    901,080
                                         990   Citigroup, Inc., 5.625%, 8/27/12                                             980,198
                                         850   Citigroup, Inc., 8.30%, 12/21/77 (c)                                         837,567
                                       2,740   General Electric Capital Corp., 5%, 11/15/11                               2,822,225
                                         745   General Electric Capital Corp., 6.15%, 8/07/37                               743,920
                                         650   General Electric Capital Corp., 6.375%, 11/15/67 (c)                         636,037
                                       1,100   JPMorgan Chase Bank NA, 6%, 7/05/17                                        1,149,244
                                       1,600   JPMorgan Chase Capital XXV, 6.80%, 10/01/37                                1,461,883
                                                                                                                   ----------------
                                                                                                                         11,977,921
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          1,200   AT&T, Inc., 6.50%, 9/01/37                                                 1,187,030
Services - 0.2%                          250   GTE Corp., 6.84%, 4/15/18                                                    267,989
                                         200   Qwest Communications International, Inc., 7.50%, 2/15/14                     188,000
                                                                                                                   ----------------
                                                                                                                          1,643,019
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                525   Florida Power & Light Co., 5.95%, 2/01/38                                    526,922
                                         335   Nevada Power Co., 6.65%, 4/01/36                                             315,503
                                         405   Public Service Co. of New Mexico, 4.40%, 9/15/08                             404,153
                                         123   Southern California Edison Co., 5.625%, 2/01/36                              117,858
                                                                                                                   ----------------
                                                                                                                          1,364,436
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                       110   Transocean, Inc., 6%, 3/15/18                                                113,149
Services - 0.0%                          140   Transocean, Inc., 6.80%, 3/15/38                                             143,019
                                                                                                                   ----------------
                                                                                                                            256,168
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                  315   UnitedHealth Group, Inc., 5.80%, 3/15/36                                     259,626
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                     45   American Real Estate Partners LP, 7.125%, 2/15/13                             40,837
Leisure - 0.1%                           500   Harrah's Operating Co., Inc., 10.75%, 2/01/18 (e)(f)                         396,137
                                                                                                                   ----------------
                                                                                                                            436,974
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &            520   Texas Competitive Electric Holdings Co. LLC
Energy Traders - 0.1%                          Series B, 10.25%, 11/01/15 (e)                                               518,050
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                         170   American International Group, Inc., 6.25%, 5/01/36                           160,775
                                         475   Chubb Corp., 6.375%, 3/29/67 (c)                                             442,453
                                         315   Lincoln National Corp., 7%, 5/17/66 (c)                                      288,848
                                         220   Metlife, Inc., 6.40%, 12/15/66                                               174,821
                                         235   Principal Life Global Funding I, 3.625%, 4/30/08 (e)                         234,988
                                         460   Progressive Corp., 6.70%, 6/15/37 (c)                                        409,686
                                         320   Reinsurance Group of America, 6.75%, 12/15/65 (c)                            280,720
                                         910   The Travelers Cos., Inc., 6.25%, 3/15/67 (c)                                 802,642
                                                                                                                   ----------------
                                                                                                                          2,794,933
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.6%                              60   CSC Holdings, Inc. Series B, 8.125%, 7/15/09                                  60,600
                                         505   Comcast Corp., 5.85%, 1/15/10                                                519,084
                                         625   Comcast Corp., 6.50%, 1/15/17                                                638,325

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
Industry                               (000)   Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD     460   Comcast Corp., 6.45%, 3/15/37                                             $  433,476
                                         525   Comcast Corp., 6.95%, 8/15/37                                                526,053
                                         365   Cox Communications, Inc., 7.125%, 10/01/12                                   386,551
                                         145   Idearc, Inc., 8.00%, 11/15/16                                                 93,887
                                         470   News America, Inc., 6.40%, 12/15/35                                          456,144
                                         830   News America, Inc., 6.75%, 1/09/38                                           868,776
                                         750   Time Warner Cable, Inc., 5.85%, 5/01/17                                      717,907
                                                                                                                   ----------------
                                                                                                                          4,700,803
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                   155   Freeport-McMoRan Copper & Gold, Inc., 5.883%,
                                               4/01/15 (c)                                                                  152,287
                                         215   Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/01/15                         226,825
                                         430   Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17                        456,337
                                                                                                                   ----------------
                                                                                                                            835,449
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%                   215   Xcel Energy, Inc., 6.50%, 7/01/36                                            211,343
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                540   Xerox Corp., 6.40%, 3/15/16                                                  558,646
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                    500   Anadarko Petroleum Corp., 5.95%, 9/15/16                                     517,074
Fuels - 0.5%                             195   Anadarko Petroleum Corp., 6.45%, 9/15/36                                     198,579
                                         295   Colonial Pipeline Co., 7.63%, 4/15/32 (e)                                    337,895
                                         460   Gazprom OAO, 7.288%, 8/16/37 (e)                                             419,589
                                         500   Midamerican Energy Holdings Co., 5.95%, 5/15/37                              468,358
                                         325   Midamerican Energy Holdings Co., 6.50%, 9/15/37                              325,707
                                         215   Motiva Enterprises LLC, 5.20%, 9/15/12 (e)                                   227,709
                                         220   Petrobras International Finance Co., 5.875%, 3/01/18                         211,760
                                         345   Sabine Pass LNG LP, 7.50%, 11/30/16                                          332,925
                                         425   XTO Energy, Inc., 6.75%, 8/01/37                                             454,556
                                                                                                                   ----------------
                                                                                                                          3,494,152
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                    10   Eli Lilly & Co., 7.125%, 6/01/25                                              11,421
                                         450   Wyeth, 6.00%, 2/15/36                                                        439,841
                                                                                                                   ----------------
                                                                                                                            451,262
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               275   Vodafone Group Plc, 6.15%, 2/27/37                                           256,326
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds (Cost - $51,109,405) - 6.6%                         49,298,399
-----------------------------------------------------------------------------------------------------------------------------------
                                               Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                 EUR     832   Bundesrepublik Deutschland Series 05, 4.00%, 1/04/37                         756,862
                                         634   Bundesrepublik Deutschland Series 07, 4.25%, 7/04/39                         600,414
                                 USD     157   Mexico Government International Bond, 6.375%, 1/16/13                        172,464
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Foreign Government Obligations
                                               (Cost - $1,418,570) - 0.2%                                                 1,529,740
-----------------------------------------------------------------------------------------------------------------------------------
                                               Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                         950   ACE Securities Corp. Series 2005-ASP1 Class M1,
                                               3.575%, 9/25/35 (c)                                                          567,264
                                         448   ACE Securities Corp. Series 2005-HE6 Class A2B,
                                               3.095%, 10/25/35 (c)                                                         445,478
                                       1,050   Ameriquest Mortgage Securities, Inc. Series 2003-7
                                               Class M1, 3.745%, 8/25/33 (c)                                                830,471

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Asset-Backed Securities                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD     395   Bear Stearns Asset Backed Securities Trust Series 2005-4
                                               Class A, 2.929%, 1/25/36 (c)                                             $   356,278
                                       1,469   Bear Stearns Asset Backed Securities Trust Series 2005-HE10
                                               Class A2, 3.185%, 11/25/35 (c)                                             1,408,460
                                       1,000   Bear Stearns Asset Backed Securities Trust Series 2005-SD1
                                               Class 1A2, 3.195%, 7/25/27 (c)                                               958,125
                                       1,317   Carrington Mortgage Loan Trust Series 2006-NC5
                                               Class A1, 2.649%, 1/25/37 (c)                                              1,235,758
                                       1,700   Chase Issuance Trust Series 2007-A17
                                               Class A, 5.12%, 10/15/14                                                   1,757,580
                                       3,125   Citibank Credit Card Issuance Trust Series 2003-A8
                                               Class A8, 3.50%, 8/16/10 (g)                                               3,126,373
                                         750   Countrywide Asset Backed Certificates Series 2004-13
                                               Class AF4, 4.583%, 1/25/33 (c)                                               750,503
                                         718   Countrywide Asset Backed Certificates Series 2004-13
                                               Class MF1, 5.071%, 12/25/34 (c)                                              612,674
                                         871   Daimler Chrysler Auto Trust Series 2004-B
                                               Class A4, 3.71%, 10/08/09                                                    871,505
                                       1,350   Equifirst Mortgage Loan Trust Series 2004-2
                                               Class M1, 3.445%, 7/25/34 (c)                                              1,080,000
                                       1,170   First Franklin Mortgage Loan Asset Backed Certificates
                                               Series 2005-FF10 Class A6, 2.949%, 11/25/35 (c)                            1,116,873
                                         118   Home Equity Asset Trust Series 2005-1
                                               Class A2, 2.879%, 5/25/35 (c)                                                 69,756
                                          42   Home Equity Asset Trust Series 2005-3
                                               Class 1A2, 2.849%, 8/25/35 (c)                                                28,374
                                       2,350   Honda Auto Receivables Owner Trust Series 2006-3
                                               Class A3, 5.12%, 10/15/10                                                  2,378,100
                                       1,284   Indymac Residential Asset Backed Trust Series 2006-E
                                               Class 2A1, 2.659%, 4/25/37 (c)                                             1,234,912
                                         239   Irwin Home Equity Corp. Series 2005-C
                                               Class 1A1, 2.859%, 4/25/30 (c)                                               215,378
                                         790   Lehman XS Trust Series 2005-5N
                                               Class 3A2, 2.959%, 11/25/35 (c)                                              512,254
                                       1,235   Long Beach Mortgage Loan Trust Series 2006-11
                                               Class 2A1, 2.659%, 12/25/36 (c)                                            1,164,967
                                          78   Morgan Stanley ABS Capital I Series 2005-HE1
                                               Class A2MZ, 2.899%, 12/25/34 (c)                                              66,068
                                           4   Morgan Stanley ABS Capital I Series 2005-NC2
                                               Class A2MZ, 2.849%, 3/25/35 (c)                                                3,987
                                         390   Nationstar Home Equity Loan Trust Series 2006-B
                                               Class AV1, 2.669%, 9/25/36 (c)                                               384,420
                                         248   New Century Home Equity Loan Trust Series 2005-2
                                               Class A2MZ, 2.859%, 6/25/35 (c)                                              229,597
                                       2,000   Nissan Auto Receivables Owner Trust Series 2006-A
                                               Class A4, 4.77%, 7/15/11                                                   2,025,134

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Asset-Backed Securities                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD      75   Park Place Securities, Inc. Series 2005-WCH1
                                               Class A1B, 2.899%, 1/25/35 (c)                                           $    67,123
                                          67   Park Place Securities, Inc. Series 2005-WCH1
                                               Class A3D, 2.939%, 1/25/35 (c)                                                59,202
                                         400   Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                               Class M2, 5.507%, 5/25/35                                                    200,000
                                       1,162   RAAC Series 2005-SP2 Class 2A, 2.899%, 6/25/44 (c)                           871,783
                                         335   Residential Asset Mortgage Products, Inc. Series 2005-RS3
                                               Class AI2, 2.769%, 3/25/35 (c)                                               297,207
                                       2,150   Soundview Home Equity Loan Trust Series 2005-OPT3
                                               Class A4, 3.195%, 11/25/35 (c)                                             1,996,141
                                       1,500   Structured Asset Investment Loan Trust Series 2003-BC6
                                               Class M1, 3.349%, 7/25/33 (c)                                              1,275,000
                                       1,468   Structured Asset Investment Loan Trust Series 2003-BC7
                                               Class M1, 3.349%, 7/25/33 (c)                                              1,186,593
                                         550   Structured Asset Investment Loan Trust Series 2004-8
                                               Class M4, 3.599%, 9/25/34 (c)                                                390,500
                                         370   Structured Asset Securities Corp. Series 2004-23XS
                                               Class 2A1, 2.899%, 1/25/35 (c)                                               365,380
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Asset-Backed Securities
                                               (Cost - $32,843,420) - 4.1%                                               30,139,218
-----------------------------------------------------------------------------------------------------------------------------------
                                               Non-U.S. Government Agency Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                6,556   Bear Stearns Adjustable Rate Mortgage Trust Series 2005-4
Obligations - 6.0%                             Class 3A1, 5.37%, 8/25/35 (c)                                              6,176,008
                                       2,630   Bear Stearns Adjustable Rate Mortgage Trust Series 2006-2
                                               Class 2A1, 5.65%, 7/25/36 (c)                                              2,540,839
                                       1,746   Citimortgage Alternative Loan Trust Series 2007-A8
                                               Class A1, 6%, 10/25/37                                                     1,561,588
                                         248   Countrywide Alternative Loan Trust Series 2006-01A0
                                               Class 1A1, 5.482%, 8/25/46 (c)                                               188,784
                                         704   Countrywide Alternative Loan Trust Series 2006-0A21
                                               Class A1, 2.99%, 3/20/47 (c)                                                 534,254
                                       1,765   Countrywide Home Loan Mortgage Pass-Through Trust
                                               Series 2003-56 Class 4A1, 4.933%, 12/25/33                                 1,610,442
                                       1,035   Countrywide Home Loan Mortgage Pass-Through Trust
                                               Series 2007-16 Class A1, 6.50%, 10/25/37                                   1,019,630
                                       1,353   Countrywide Home Loan Mortgage Pass-Through Trust
                                               Series 2007-J3 Class A10, 6%, 7/25/37                                      1,208,048
                                         300   Countrywide Home Loans Series 2006-0A5
                                               Class 2A1, 2.799%, 4/25/46 (c)                                               224,850
                                         590   Countrywide Home Loans Series 2006-0A5
                                               Class 3A1, 2.799%, 4/25/46 (c)                                               447,866
                                         407   Credit Suisse Mortgage Capital Certificate Series 2006-8
                                               Class 3A1, 6%, 10/25/21                                                      369,805
                                         877   First Horizon Asset Securities, Inc. Series 2005-AR3
                                               Class 3A1, 5.504%, 8/25/35 (c)                                               835,146

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Non-U.S. Government Agency Mortgage-Backed Securities                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD     520   Harborview Mortgage Loan Trust Series 2006-9
                                               Class 2A1A, 3.01%, 11/19/36 (c)                                          $   395,611
                                         253   Impac Secured Assets CMN Owner Trust Series 2004-3
                                               Class 1A4, 2.999%, 11/25/34 (c)                                              189,923
                                         161   JP Morgan Mortgage Trust Series 2006-S2 C
                                               lass 2A2, 5.875%, 7/25/36                                                    146,099
                                         174   JP Morgan Mortgage Trust Series 2007-S1
                                               Class 1A2, 5.50%, 3/25/22                                                    156,896
                                         496   Residential Accredit Loans, Inc. Series 2006-Q02
                                               Class A1, 2.819%, 2/25/46 (c)                                                376,558
                                         373   Residential Accredit Loans, Inc. Series 2007-Q02
                                               Class A1, 2.749%, 2/25/47 (c)                                                260,705
                                         376   Residential Accredit Loans, Inc. Series 2007-Q03
                                               Class A1, 2.759%, 3/25/47 (c)                                                308,033
                                       2,054   Structured Adjustable Rate Mortgage Loan Trust
                                               Series 2007-3 Class 2A1, 5.73%, 4/25/37 (c)                                1,945,250
                                         172   Structured Asset Securities Corp. Series 2005-GEL2
                                               Class A, 2.879%, 4/25/35 (c)                                                 162,902
                                         500   Structured Asset Securities Corp. Series 2005-OPT1
                                               Class A4M, 2.949%, 11/25/35 (c)                                              476,916
                                       1,209   WaMu Mortgage Pass-Through Certificates
                                               Series 2006-AR18 Class 1A1, 5.347%, 1/25/37 (c)                            1,137,432
                                         357   WaMu Mortgage Pass-Through Certificates
                                               Series 2007-0A4 Class 1A, 5.292%, 5/25/47 (c)                                303,861
                                         584   WaMu Mortgage Pass-Through Certificates
                                               Series 2007-0A5 Class 1A, 5.08%, 6/25/47 (c)                                 467,061
                                       5,334   WaMu Mortgage Pass-Through Certificates
                                               Series 2007-HY3 Class 1A1, 5.669%, 3/25/37 (c)                             5,046,541
                                       2,568   WaMu Mortgage Pass-Through Certificates
                                               Series 2007-HY3 Class 4A1, 5.349%, 3/25/37 (c)                             2,423,819
                                       2,716   Wells Fargo Mortgage Backed Securities Trust
                                               Series 2005-AR10 Class 2A2, 4.11%, 6/25/35 (c)                             2,507,588
                                       2,945   Wells Fargo Mortgage Backed Securities Trust
                                               Series 2005-AR15 Class 2A1, 5.111%, 9/25/35 (c)                            2,757,603
                                       2,504   Wells Fargo Mortgage Backed Securities Trust
                                               Series 2006-AR2 Class 2A5, 5.109%, 3/25/36 (c)                             2,399,061
                                         610   Wells Fargo Mortgage Backed Securities Trust
                                               Series 2006-AR12 Class 2A1, 6.10%, 9/25/36 (c)                               573,817
                                       2,579   Wells Fargo Mortgage Backed Securities Trust
                                               Series 2006-AR15 Class A1, 5.654%, 10/25/36 (c)                            2,401,056
                                       9,320   Wells Fargo Mortgage Backed Securities Trust
                                               Series 2006-AR17 Class A1, 5.34%, 10/25/36 (c)                               883,651
                                       2,379   Wells Fargo Mortgage Backed Securities Trust
                                               Series 2006-AR18 Class 2A1, 5.717%, 11/25/36 (c)                           2,192,644
                                                                                                                   ----------------
                                                                                                                         44,230,287
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Non-U.S. Government Agency Mortgage-Backed Securities                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed       USD   1,890   Banc of America Commercial Mortgage, Inc.
Securities - 6.9%                              Series 2003-2 Class A3, 4.873%, 3/11/41 (c)                               $1,839,190
                                       1,700   Banc of America Commercial Mortgage, Inc.
                                               Series 2007-2 Class A4, 5.688%, 4/10/49 (c)                                1,687,803
                                         926   CS First Boston Mortgage Securities Corp.
                                               Series 2002-CP5 Class A1, 4.106%, 12/15/35                                   894,440
                                       1,603   Capco America Securitization Corp. Series 1998-D7
                                               Class A1B, 6.26%, 10/15/30                                                 1,605,911
                                       1,557   Chase Commercial Mortgage Securities Corp.
                                               Series 1999-2 Class A2, 7.198%, 1/15/32                                    1,598,121
                                         285   Citigroup Commercial Mortgage Trust Series 2006-C5
                                               Class A4, 5.431%, 10/15/49                                                   279,439
                                         575   Citigroup Commercial Mortgage Trust Series 2007-C6
                                               Class A4, 5.889%, 12/10/49 (c)                                               570,548
                                         675   Citigroup Commercial Mortgage Trust Series 2007-C6
                                               Class AM, 5.889%, 12/10/49 (c)                                               616,074
                                         675   Citigroup/Deutsche Bank Commercial Mortgage Trust
                                               Series 2007-CD5 Class A4, 5.886%, 11/15/44 (c)                               674,130
                                       1,866   First Union National Bank Commercial Mortgage
                                               Series 1999-C4 Class D, 7.936%, 12/15/31 (e)                               1,942,212
                                       1,647   GMAC Commercial Mortgage Securities, Inc.
                                               Series 1998-C2 Class A2, 6.42%, 5/15/35                                    1,646,497
                                       5,500   GMAC Commercial Mortgage Securities, Inc.
                                               Series 2004-C3 Class AAB, 4.702%, 12/10/41                                 5,218,820
                                       1,700   GS Mortgage Securities Corp. II Series 2006-GG6
                                               Class A2, 5.506%, 4/10/38 (c)                                              1,690,954
                                       1,350   Greenwich Capital Commercial Funding Corp.
                                               Series 2004-GG1 Class A4, 4.755%, 6/10/36                                  1,340,158
                                      18,400   Greenwich Capital Commercial Funding Corp.
                                               Series 2004-GG1 Class A5, 4.883%, 6/10/36                                  1,809,517
                                       1,450   Greenwich Capital Commercial Funding Corp.
                                               Series 2007-GG9 Class A4, 5.444%, 3/10/39                                  1,410,774
                                         930   Greenwich Capital Commercial Funding Corp.
                                               Series 2007-GG11 Class A4, 5.736%, 11/10/27                                  918,060
                                       1,845   JPMorgan Chase Commercial Mortgage Securities Corp.
                                               Series 2001-CIB2 Class A3, 6.429%, 4/15/35                                 1,889,237
                                         250   JPMorgan Chase Commercial Mortgage Securities Corp.
                                               Series 2006-CB17 Class A4, 5.429%, 12/12/43                                  244,935
                                         190   JPMorgan Chase Commercial Mortgage Securities Corp.
                                               Series 2006-LDP8 Class A4, 5.399%, 5/15/45                                   186,087
                                       1,565   JPMorgan Chase Commercial Mortgage Securities Corp.
                                               Series 2007-CB20 Class A4, 5.794%, 2/12/51 (c)                             1,553,324
                                         650   JPMorgan Chase Commercial Mortgage Securities Corp.
                                               Series 2007-LD1 Class A2, 5.992%, 6/15/49 (c)                                645,609
                                         530   JPMorgan Chase Commercial Mortgage Securities Corp.
                                               Series 2007-LD12 Class A2, 5.827%, 2/15/51                                   524,329

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Non-U.S. Government Agency Mortgage-Backed Securities                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD   1,752   LB-UBS Commercial Mortgage Trust Series 2000-C3
                                               Class A2, 7.95%, 5/15/25 (c)                                             $ 1,823,583
                                       1,510   LB-UBS Commercial Mortgage Trust Series 2003-C8
                                               Class A4, 5.124%, 11/15/32 (c)                                             1,493,100
                                       1,929   LB-UBS Commercial Mortgage Trust Series 2004-C7
                                               Class A1A, 4.475%, 10/15/29                                                1,851,054
                                       1,400   LB-UBS Commercial Mortgage Trust Series 2005-C3
                                               Class A5, 4.739%, 7/15/30                                                  1,357,597
                                         745   LB-UBS Commercial Mortgage Trust Series 2007-C1
                                               Class A4, 5.424%, 2/15/40                                                    723,563
                                       1,225   LB-UBS Commercial Mortgage Trust Series 2007-C2
                                               Class A3, 5.43%, 2/15/40                                                   1,189,209
                                       1,675   LB-UBS Commercial Mortgage Trust Series 2007-C6
                                               Class A4, 5.858%, 7/15/40 (c)                                              1,670,150
                                       1,475   LB-UBS Commercial Mortgage Trust Series 2007-C7
                                               Class A3, 5.866%, 7/15/40 (c)                                              1,430,603
                                         740   Morgan Stanley Capital I Series 2006-IQ12
                                               Class A4, 5.332%, 12/15/43                                                   719,809
                                         235   Morgan Stanley Capital I Series 2007-HQ12
                                               Class A2, 5.633%, 4/12/49 (c)                                                231,740
                                         895   Morgan Stanley Capital I Series 2007-IQ16
                                               Class A4, 5.809%, 12/12/49                                                   887,308
                                       1,775   Morgan Stanley Capital I Series 2007-T27
                                               Class A4, 5.804%, 6/13/42 (c)                                              1,756,977
                                       1,870   Mortgage Capital Funding, Inc. Series 1998-MC2
                                               Class B, 6.549%, 6/18/30                                                   1,864,868
                                       1,675   Wachovia Bank Commercial Mortgage Trust Series 2005-C20
                                               Class A6A, 5.11%, 7/15/42 (c)                                              1,630,679
                                         275   Wachovia Bank Commercial Mortgage Trust Series 2006-C28
                                               Class A4, 5.572%, 10/15/48                                                   272,313
                                       2,025   Wachovia Bank Commercial Mortgage Trust Series 2006-C29
                                               Class A4, 5.308%, 11/15/48                                                 1,963,223
                                                                                                                  -----------------
                                                                                                                         51,651,945
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Non-U.S. Government Agency Mortgage-Backed Securities
                                               (Cost - $98,996,247) - 12.9%                                              95,882,232
-----------------------------------------------------------------------------------------------------------------------------------
                                               U.S. Government Agency Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                               Fannie Mae Guaranteed Pass-Through Certificates:
                                         806       4.00%, 8/01/20 - 11/01/20                                                786,938
                                       3,500       4.50%, 9/01/20 - 4/15/23 (h)                                           3,480,313
                                      18,520       5.00%, 4/01/20 - 4/15/38 (h)                                          18,364,634
                                      54,572       5.50%, 4/15/23 - 4/15/38 (h)                                          55,116,886
                                      15,681       6.00%, 12/01/08 - 4/15/38 (h)                                         16,092,770
                                      22,369       6.50%, 10/01/22 - 5/15/38 (h)                                         23,191,640
                                               Freddie Mac Mortgage Participation Certificates:
                                       2,972       5.00%, 4/15/23 - 4/15/38 (h)                                           3,959,318
                                       6,268       5.50%, 12/01/13 - 9/01/34                                              6,400,469

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Non-U.S. Government Agency Mortgage-Backed Securities                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD   1,580       5.99%, 11/01/36 (c)                                                 $  1,611,639
                                       1,879       6.00%, 1/01/34 - 4/15/38 (h)                                           1,931,978
                                         302       7.00%, 7/01/31 - 6/01/32                                                 319,597
                                               Ginnie Mae MBS Certificates:
                                       6,500       5.00%, 4/15/38 - 5/15/38 (h)                                           6,492,971
                                      23,792       5.50%, 3/20/36 - 4/15/38 (h)                                          24,251,637
                                      71,937       6.00%, 12/20/37 - 4/15/38 (h)                                          7,423,100
                                      19,700       6.50%, 4/15/38 (h)                                                    20,439,156
                                          17       7.50%, 3/15/32                                                            18,042
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total U.S. Government Agency Mortgage-Backed Securities
                                               (Cost - $188,170,531) - 25.5%                                            189,881,088
-----------------------------------------------------------------------------------------------------------------------------------
                                               U.S. Government Agency Mortgage-Backed Securities -
                                               Collateralized Mortgage Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                       3,181   Fannie Mae Trust Series 378 Class 5, 5%, 7/01/36 (i)                         693,805
                                       2,890   Fannie Mae Trust Series 2005-69 Class LE, 5.50%, 11/25/33                  2,966,826
                                         833   Fannie Mae Trust Series 2007-21 Class FC, 2.956%, 3/25/37 (c)                787,479
                                       1,448   Fannie Mae Trust Series 2007-75 Class JF, 3.061%, 8/25/37 (c)              1,382,054
                                         850   Freddie Mac Multiclass Certificates Series 3068
                                               Class VA, 5.50%, 10/15/16                                                    876,708
                                       2,393   Freddie Mac Multiclass Certificates Series 3087
                                               Class VA, 5.50%, 3/15/15                                                   2,488,773
                                       1,427   Freddie Mac Multiclass Certificates Series 3137
                                               Class XP, 6%, 4/15/36                                                      1,488,108
                                       1,057   Freddie Mac Multiclass Certificates Series 3162
                                               Class OA, 6%, 10/15/26                                                     1,086,448
                                       1,109   Freddie Mac Multiclass Certificates Series 3295
                                               Class FA, 3.218%, 3/15/37 (c)                                              1,061,402
                                       1,277   Freddie Mac Multiclass Certificates Series 3339
                                               Class JF, 3.126%, 7/15/37 (c)                                              1,216,345
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total U.S. Government Agency Mortgage-Backed Securities
                                               Collateralized Mortgage Obligations
                                               (Cost - $13,710,118) - 1.9%                                               14,047,948
-----------------------------------------------------------------------------------------------------------------------------------
                                               U.S. Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                       1,686   U.S. Treasury Inflation Indexed Bonds, 3.875%, 1/15/09                     1,746,778
                                       3,592   U.S. Treasury Inflation Indexed Bonds, 1.625%, 1/15/15                     3,810,180
                                       5,520   U.S. Treasury Notes, 2.75%, 2/28/13                                        5,595,900
                                       4,800   U.S. Treasury Notes, 2.50%, 3/31/13                                        4,808,250
                                       8,185   U.S. Treasury Notes, 3.50%, 2/15/18                                        8,232,317
                                       2,805   U.S. Treasury Notes, 5%, 5/15/37                                           3,137,875
                                       1,025   U.S. Treasury Notes, 4.375%, 2/15/38                                       1,037,172
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total U.S. Government Obligations
                                               (Cost - $27,865,127) - 3.8%                                               28,368,472
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Fixed Income Securities
                                               (Cost - $414,113,418) - 55.0%                                            409,147,097
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Short-Term Securities                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes - 0.0%         USD     275   SLM Corp., 3.531%, 1/26/09 (c)                                           $   246,224
-----------------------------------------------------------------------------------------------------------------------------------
                                      31,927   BlackRock Liquidity Series, LLC Cash Sweep Series, 2.92% (j)(k)           31,926,732
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities
                                               (Cost - $32,190,274) - 4.3%                                               32,172,956
-----------------------------------------------------------------------------------------------------------------------------------
                                 Contracts**   Options Purchased (l)
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                     4   Pay a fixed rate of 5.21% and received a floating rate
                                               based 3-month LIBOR, expiring March 2011,
                                               Broker, Goldman Sachs International                                          257,256
                                           4   Receive a fixed rate of 4.54286% and pay a floating rate
                                               based on 3-month USD LIBOR, expiring March 2009,
                                               Broker, Credit Suisse International                                          131,816
                                           4   Receive a fixed rate of 5.338% and pay a floating rate
                                               based on 3-month LIBOR, expiring February 2011,
                                               Broker, JPMorgan Chase                                                       322,984
                                           6   Receive a fixed rate of 5.345% and pay a floating rate
                                               based on 3-month USD LIBOR, expiring November 2009,
                                               Broker, Lehman Brothers Special Financing                                    484,218
                                           2   Receive a fixed rate of 5.365% and pay a floating rate
                                               based on 3-month LIBOR, expiring February 2011,
                                               Broker, JPMorgan Chase                                                       157,005
                                           8   Receive a fixed rate of 5.78% and pay a floating rate
                                               based on 3-month LIBOR, expiring August 2010,
                                               Broker, Deutsche Bank AG                                                     840,365
                                           5   Receive a fixed rate of 5.86% and pay a floating rate
                                               based on 3-month LIBOR, expiring August 2011,
                                               Broker, JPMorgan Chase                                                       534,664
                                                                                                                  -----------------
                                                                                                                          2,728,308
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                      4   Pay a fixed rate of 4.54286% and receive a floating rate
                                               based on 3-month LIBOR, expiring March 2009,
                                               Broker, Credit Suisse International                                          181,572
                                           4   Pay a fixed rate of 5.338% and receive a floating rate
                                               based on 3-month LIBOR, expiring February 2011,
                                               Broker, JPMorgan Chase                                                       184,980
                                           6   Pay a fixed rate of 5.345% and received a floating rate
                                               based 3-month USD LIBOR, expiring November 2009,
                                               Broker, Lehman Brothers Special Financing                                    156,461
                                           2   Pay a fixed rate of 5.365% and receive a floating rate
                                               based on 3-month LIBOR, expiring February 2011,
                                               Broker, JPMorgan Chase                                                        86,667
                                           8   Pay a fixed rate of 5.78% and receive a floating rate
                                               based 3-month LIBOR, expiring August 2010,
                                               Broker, Deutsche Bank AG                                                     204,635
                                           5   Pay a fixed rate of 5.86% and receive a floating rate
                                               based 3-month LIBOR, expiring August 2011,
                                               Broker, JPMorgan Chase                                                       179,142

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                 Contracts**  Options Purchased (l)                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           4   Receive a fixed rate of 5.21% and pay a floating rate
                                               based on 3-month LIBOR, expiring March 2011,
                                               Broker, Goldman Sachs International                                     $    177,048
                                                                                                                  -----------------
                                                                                                                          1,170,505
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Options Purchased
                                               (Premiums Paid - $3,182,871) - 0.5%                                        3,898,813
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments Before TBA Sale Commitments and
                                               Options Written (Cost - $879,077,679*) - 124.6%                          928,121,464
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   TBA Sale Commitments
-----------------------------------------------------------------------------------------------------------------------------------
                                               Fannie Mae Guaranteed Pass-Through Certificates:
                                 USD(11,500)       5.00%, 4/01/20 - 4/15/38                                             (11,404,892)
                                    (28,400)       5.50%, 4/15/23 - 4/15/38                                             (28,693,315)
                                    (15,000)       6.00%, 12/01/08 - 4/15/38                                            (15,385,389)
                                     (9,000)       6.50%, 10/01/22 - 5/15/38                                             (9,323,208)
                                               Freddie Mac Mortgage Participation Certificates:
                                     (5,300)       5.50%, 12/01/13 - 9/01/34                                             (5,403,177)
                                     (1,800)       6.00%, 1/01/34 - 4/15/38                                              (1,847,094)
                                    (16,100)   Ginnie Mae MBS Certificates, 5.50%, 3/20/36 - 4/15/38                    (16,376,759)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total TBA Sale Commitments
                                               (Proceeds Received - $87,699,985) - (11.9 %)                             (88,433,834)
-----------------------------------------------------------------------------------------------------------------------------------
                                 Contracts**   Options Written (l)
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                       7   Pay a fixed rate of 4.87% and receive a floating rate
                                               based on 3-month USD LIBOR, expiring February 2010,
                                               Broker, UBS Warburg, AG                                                     (396,109)
                                           3   Pay a fixed rate of 5.40% and receive a floating rate
                                               based on 3-month USD LIBOR, expiring December 2010,
                                               Broker, UBS Warburg, AG                                                     (251,348)
                                                                                                                  -----------------
                                                                                                                           (647,457)
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Written                        7   Receive a fixed rate of 4.87% and pay a floating rate
                                               based on 3-month LIBOR expiring  February 2010,
                                               Broker, UBS Warburg, AG                                                     (293,024)
                                           3   Receive a fixed rate of 5.40% and pay a floating rate
                                               based on 3-month USD LIBOR, expiring December 2010,
                                               Broker, UBS Warburg, AG                                                     (121,918)
                                                                                                                  -----------------
                                                                                                                           (414,942)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Options Written
                                               (Premiums Received - $948,680) - (0.1%)                                   (1,062,399)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments, Net of TBA Sale Commitments and
                                               Options Written (Cost - $790,429,014) - 112.6%                           838,625,231
                                               Liabilities in Excess of Other Assets - (12.6%)                          (93,998,511)
                                                                                                                  -----------------
                                               Net Assets - 100.0%                                                     $744,626,720
                                                                                                                  =================

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
      * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                                     $885,363,215
                                                               ============
            Gross unrealized appreciation                      $ 93,973,967
            Gross unrealized depreciation                       (51,215,718)
                                                               ------------
            Net unrealized appreciation                        $ 42,758,249
                                                               ============

      **    One contract represents a notional amount of $1,000,000.

      (a)   Depositary receipts.

      (b)   Non-income producing security.

      (c)   Floating rate security. Rate shown is as of report date.

      (d) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.

      (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Fund is not obligated for costs associated with the registration of restricted securities.

      (f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

      (g) All or a portion of security, with a market value of $500,215 have been pledged as collateral in connection with open financial futures contracts.

      (h) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

      (i) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

      (j) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
            --------------------------------------------------------------------
                                                         Net
                                                       Activity      Interest
            Affiliate                                   (000)         Income
            --------------------------------------------------------------------
            BlackRock Liquidity Series, LLC
               Cash Sweep Series                        $9,097       $340,715
            --------------------------------------------------------------------

      (k)   Represents the current yield as of report date.

      (l) This European style swaption, which can be exercised only on the notification date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

      o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

      o     Forward foreign exchange contracts as of March 31, 2008 were as follows:
            --------------------------------------------------------------------
                                                                    Unrealized
            Currency                      Currency   Settlement    Appreciation
            Purchased                       Sold        Date      (Depreciation)
            --------------------------------------------------------------------
            JPY        293,574,210   USD  2,701,123    4/11/08        $ 246,144
            USD            471,920   JPY 48,685,000    4/11/08          (16,841)
            USD            874,624   EUR    601,429    4/23/08          (74,150)
            --------------------------------------------------------------------
            Total Unrealized Appreciation on Forward Foreign
            Exchange Contracts - Net                                  $ 155,153
                                                                     ==========

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
      o Financial futures contracts purchased as of March 31, 2008 were as follows:
        ------------------------------------------------------------------------
                                                                    Unrealized
                                     Expiration                    Appreciation
        Contracts     Issue             Date        Face Value    (Depreciation)
        ------------------------------------------------------------------------
           251      2-Year U.S.
                  Treasury Bond       June 2008    $53,808,633         $ 70,086
            30     10-Year U.S.
                  Treasury Bond       June 2008     $3,568,210              384
            22   EuroBobl Futures     June 2008     $3,875,484          (41,522)
            38   EuroBond Futures     June 2008     $7,010,855          (52,897)
            38  EuroDollar Futures  December 2008   $9,277,898           16,902
            63  EuroDollar Futures    June 2009    $15,326,489           50,236
        ------------------------------------------------------------------------
        Total Unrealized Appreciation - Net                            $ 43,189
                                                                       ========

      o Financial futures contracts sold as of March 31, 2008 were as follows:
        ------------------------------------------------------------------------
                                                                     Unrealized
                                     Expiration                    Appreciation
         Contracts     Issue            Date      Face Value      (Depreciation)
        ------------------------------------------------------------------------
           349       5-Year U.S.
                   Treasury Bond     June 2008   $39,893,758           $ 25,961
           79       30-Year U.S.
                   Treasury Bond     June 2008    $9,345,701            (39,252)
           63    EuroDollar Futures  June 2010   $15,197,255            (36,932)
        ------------------------------------------------------------------------
        Total Unrealized Depreciation - Net                            $(50,223)
                                                                       ========

      o Swaps outstanding as of March 31, 2008 were as follows:
        ------------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
        ------------------------------------------------------------------------
        Receive a fixed rate of 3.401% and pay
        3.875% on Treasury Inflation Protected
        Securities (TIPS) adjusted principal
        Broker, JPMorgan Chase
        Expires January 2009                        USD    1,694      $ (30,967)

        Receive a fixed rate of 4.492% and pay
        a floating rate based on 3-month STIBOR
        Broker, Deutsche Bank AG London
        Expires August 2010                         SEK    6,041        (24,809)

        Receive a fixed rate of 5.215% and pay
        a floating rate based on 3-month LIBOR
        Broker, Lehman Brothers Special Financing
        Expires October 2010                        USD   12,000        763,427

        Bought credit default protection on
        Sara  Lee Corp. and pay 0.57%
        Broker, Lehman Brothers Special Financing
        Expires December 2010                       USD      670            398

        Bought credit default protection on
        RadioShack Corp. and pay 1.16%
        Broker, UBS Warburg
        Expires December 2010                       USD      665          4,962

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
        ------------------------------------------------------------------------
        Bought credit default protection on
        Limited Brands, Inc. and pay 1.065%
        Broker, UBS Warburg
        Expires December 2010                       USD      665      $  34,009

        Receive a fixed rate of 4.17% and pay
        3.50% on Treasury Inflation Protected
        Securities (TIPS) adjusted principal
        Broker, Morgan Stanley Capital Services Inc.
        Expires January 2011                        USD    1,450        (93,509)

        Bought credit default protection on
        Sara Lee Corp. and pay 0.604%
        Broker, JPMorgan Chase
        Expires March 2011                          USD      700            389

        Bought credit default protection on
        Limited Brands, Inc. and pay 0.73%
        Broker, Lehman Brothers Special Financing
        Expires March 2011                          USD      700         46,789

        Bought credit default protection on
        Computer Sciences Corp. and pay 0.88%
        Broker, Morgan Stanley Capital Services Inc.
        Expires March 2011                          USD      695          1,897

        Receive a fixed rate of 4.867% and pay a
       floating rate based on 3-month USD LIBOR
        Broker, UBS Warburg
        Expires October 2012                        USD    6,800        475,432

        Receive a fixed rate of 3.055% and pay a
        floating rate based on 3-month USD LIBOR
        Broker, Lehman Brothers Special Financing
        Expires March 2013                          USD    9,400       (101,030)

        Pay a fixed rate of 3.46125% and
        receive a floating rate based on
        3-month USD LIBOR
        Broker, Goldman Sachs & Co.
        Expires March 2013                          USD   11,000        (80,633)

        Receive a fixed rate of 3.38% and pay a
       floating rate based on 3-month USD LIBOR
        Broker, Deutsche Bank AG London
        Expires March 2013                          USD    7,900         29,156

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
        ------------------------------------------------------------------------
        Pay a fixed rate of 3.393% and receive a
        floating rate based on 3-month USD LIBOR
        Broker, Deutsche Bank AG London
        Expires March 2013                          USD    5,000     $  (21,403)

        Pay a fixed rate of 3.60375% and receive a
        floating rate based on 3-month USD LIBOR
        Broker, Deutsche Bank AG London
        Expires March 2013                          USD    7,100        (96,974)

        Bought credit default protection on Dow
        Jones CDX North America Investment Grade
        Index Series 10 Class V1 and pay 1.55%
        Broker, Lehman Brothers Special Financing
        Expires June 2013                           USD    1,819          9,540

        Bought credit default protection on Dow
        Jones CDX North America Investment Grade
        Index 10 Series V1 and pay 1.55%
        Broker, Morgan Stanley Capital Services Inc.
        Expires June 2013                           USD    1,816          6,988

        Bought credit default protection on
        Eastman Chemical Co. and pay 0.68%
        Broker, Morgan Stanley Capital Services Inc.
        Expires September 2013                      USD      690          9,331

        Receive a fixed rate of 5.085% and pay a
        floating rate based on 3-month LIBOR
        Broker, Deutsche Bank AG London
        Expires November 2016                       USD    1,605        136,731

        Pay a fixed rate of 5.225% and receive a
        floating rate based on 3-month LIBOR
        Broker, Deutsche Bank AG London
        Expires January 2017                        USD      700        (66,976)

        Receive a fixed rate of 5.16% and pay a
        floating rate based on 3-month LIBOR
        Broker, Deutsche Bank AG London
        Expires February 2017                       USD    2,600        236,270

        Receive a fixed rate of 5.526% and pay a
        floating rate based on 3-month LIBOR
        Broker, Citibank, NA
        Expires June 2017                           USD    2,200        262,151

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
        ------------------------------------------------------------------------
        Pay a fixed rate of 5.725% and receive
        a floating rate based on 3-month LIBOR
        Broker, Deutsche Bank AG London
        Expires June 2017                           USD    5,000    $  (688,278)

        Pay a fixed rate of 5.722% and receive a
        floating rate based on 3-month USD LIBOR
        Broker, Citibank, NA
        Expires July 2017                           USD    4,400       (593,075)

        Pay a fixed rate of 5.6425% and receive a
        floating rate based on 3-month USD LIBOR
        Broker, Citibank, NA
        Expires July 2017                           USD    4,900       (629,916)

        Pay a fixed rate of 5.775% and receive a
        floating rate based on 3-month USD LIBOR
        Broker, Deutsche Bank AG London
        Expires July 2017                           USD    9,300     (1,292,258)

        Receive a fixed rate of 5.324% and pay a
        floating rate based on 3-month USD LIBOR
        Broker, Citibank, NA
        Expires August 2017                         USD    8,700        934,105

        Pay a fixed rate of 5.305% and receive a
        floating rate based on 3-month USD LIBOR
        Broker, Citibank, NA
        Expires October 2017                        USD   13,600     (1,378,255)

        Pay a fixed rate of 5.2875% and receive a
        floating rate based on 3-month USD LIBOR
        Broker, Deutsche Bank AG London
        Expires October 2017                        USD    5,100       (509,331)

        Receive a fixed rate of 5.055% and pay a
        floating rate based on 3-month USD LIBOR
        Broker, UBS Warburg
        Expires November 2017                       USD    3,900        316,656

        Pay a fixed rate of 5.01387% and receive a
        floating rate based on 3-month USD LIBOR
        Broker, Deutsche Bank AG London
        Expires November 2017                       USD    3,000       (233,789)

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
        ------------------------------------------------------------------------
        Receive a fixed rate of 5% and pay a
        floating rate based on 3-month USD LIBOR
        Broker, Morgan Stanley Capital Services Inc.
        Expires November 2017                       USD      600    $    46,184

        Pay a fixed rate of 4.49375% and receive a
        floating rate based on 3-month USD LIBOR
        Broker, Lehman Brothers Special Financing
        Expires January 2018                        USD    2,500        (88,981)

        Receive a fixed rate of 5.409% and pay a
        floating rate based on 3-month LIBOR
        Broker, Deutsche Bank AG London
        Expires April 2027                          USD    1,000        111,466
        ------------------------------------------------------------------------
        Total                                                       $(2,504,303)
                                                                    ===========

     o  Currency Abbreviations:
        EUR             Euro
        JPY             Japanese Yen
        SEK             Swedish Krona
        USD             U.S. Dollar

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

o Effective January 1, 2008, the BlackRock Balanced Capital Portfolio (the "Portfolio") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Portfolio's investments:

--------------------------------------------------------------------------------
                                   Investments in               Other Financial
Valuation Inputs                     Securities                  Instruments*
--------------------------------------------------------------------------------
Level 1                             $479,181,837                    $148,119
Level 2                              356,606,980                     332,111
Level 3                                        0                           0
--------------------------------------------------------------------------------
Total                               $835,788,817                    $480,230
================================================================================
*Other financial instruments are derivative instruments, such as options, futures, swaps and forward contracts.

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Industry                          Shares    Common Stocks                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.2%         14,200   Boeing Co.                                                                  $ 1,056,054
                                   35,500   Lockheed Martin Corp.                                                         3,525,150
                                    5,100   Precision Castparts Corp.                                                       520,608
                                   37,600   Spirit Aerosystems Holdings, Inc. Class A (d)                                   833,968
                                   36,100   United Technologies Corp.                                                     2,484,402
                                                                                                                  ------------------
                                                                                                                          8,420,182
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 5.7%                   67,000   The Coca-Cola Co.                                                             4,078,290
                                  159,400   Diageo Plc                                                                    3,214,131
                                   55,900   PepsiCo, Inc.                                                                 4,035,980
                                                                                                                  ------------------
                                                                                                                         11,328,401
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 4.3%               66,300   Celgene Corp. (d)                                                             4,063,527
                                   88,000   Gilead Sciences, Inc. (d)(f)                                                  4,534,640
                                                                                                                  ------------------
                                                                                                                          8,598,167
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.3%            108,400   The Charles Schwab Corp.                                                      2,041,172
                                   10,800   Franklin Resources, Inc.                                                      1,047,492
                                   45,500   State Street Corp.                                                            3,594,500
                                                                                                                  ------------------
                                                                                                                          6,683,164
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 5.0%                   18,000   Air Products & Chemicals, Inc.                                                1,656,000
                                   29,700   Monsanto Co.                                                                  3,311,550
                                   10,100   The Mosaic Co. (d)                                                            1,036,260
                                    6,800   Potash Corp. of Saskatchewan, Inc.                                            1,055,428
                                   35,200   Praxair, Inc.                                                                 2,964,896
                                                                                                                  ------------------
                                                                                                                         10,024,134
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.1%   176,900   Cisco Systems, Inc. (d)                                                       4,261,521
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.3%     31,500   Apple, Inc. (d)                                                               4,520,250
                                  102,800   EMC Corp. (d)                                                                 1,474,152
                                   57,800   Hewlett-Packard Co.                                                           2,639,148
                                                                                                                  ------------------
                                                                                                                          8,633,550
------------------------------------------------------------------------------------------------------------------------------------
Construction &                     13,400   Fluor Corp.                                                                   1,891,544
Engineering - 1.6%                 16,900   Jacobs Engineering Group, Inc. (d)                                            1,243,671
                                                                                                                  ------------------
                                                                                                                          3,135,215
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial              46,100   JPMorgan Chase & Co.                                                          1,979,995
Services - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%        59,800   Emerson Electric Co.                                                          3,077,308
                                   17,200   General Cable Corp. (d)                                                       1,016,004
                                                                                                                  ------------------
                                                                                                                          4,093,312
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                 43,800   Grant Prideco, Inc. (d)                                                       2,155,836
Services - 5.8%                    28,500   National Oilwell Varco, Inc. (d)                                              1,663,830
                                   40,700   Schlumberger Ltd.                                                             3,540,900
                                   25,149   Transocean, Inc.                                                              3,400,145
                                   11,700   Weatherford International Ltd. (d)                                              847,899
                                                                                                                  ------------------
                                                                                                                         11,608,610
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 5.4%   152,900   CVS Caremark Corp.                                                            6,193,979
                                   16,100   Costco Wholesale Corp.                                                        1,046,017
                                   66,800   Wal-Mart Stores, Inc.                                                         3,519,024
                                                                                                                  ------------------
                                                                                                                         10,759,020
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &            14,600   Alcon, Inc.                                                                   2,076,850
Supplies - 3.7%                    56,432   Hologic, Inc. (d)                                                             3,137,619
                                    6,800   Intuitive Surgical, Inc. (d)                                                  2,205,580
                                                                                                                  ------------------
                                                                                                                          7,420,049
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Industry                          Shares    Common Stocks                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers              41,600   Aetna, Inc.                                                                 $ 1,750,944
& Services - 1.4%                  16,600   Express Scripts, Inc. (d)                                                     1,067,712
                                                                                                                  ------------------
                                                                                                                          2,818,656
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &              66,200   McDonald's Corp.                                                              3,691,974
Leisure - 1.8%
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 3.8%         108,200   The Procter & Gamble Co.                                                      7,581,574
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.4%                 11,400   MasterCard, Inc. Class A                                                      2,542,086
                                   35,400   Visa, Inc. Class A (d)                                                        2,207,544
                                                                                                                  ------------------
                                                                                                                          4,749,630
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.5%   133,300   General Electric Co.                                                          4,933,433
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 1.5%   42,800   Amazon.com, Inc. (d)(f)                                                       3,051,640
------------------------------------------------------------------------------------------------------------------------------------
Internet Software &                72,900   Akamai Technologies, Inc. (d)                                                 2,052,864
Services - 4.1%                    14,100   Google, Inc. Class A (d)                                                      6,210,627
                                                                                                                  ------------------
                                                                                                                          8,263,491
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &              22,000   Covance, Inc. (d)                                                             1,825,340
Services - 3.5%                    74,500   Thermo Fisher Scientific, Inc. (d)                                            4,234,580
                                   17,500   Waters Corp. (d)                                                                974,750
                                                                                                                  ------------------
                                                                                                                          7,034,670
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.8%                   19,200   Deere & Co.                                                                   1,544,448
                                   18,800   Flowserve Corp.                                                               1,962,344
                                                                                                                  ------------------
                                                                                                                          3,506,792
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.7%             43,300   Barrick Gold Corp.                                                            1,881,385
                                   16,800   Freeport-McMoRan Copper & Gold, Inc. Class B                                  1,616,496
                                                                                                                  ------------------
                                                                                                                          3,497,881
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%            37,000   J.C. Penney Co., Inc.                                                         1,395,270
                                   16,700   Target Corp.                                                                    846,356
                                                                                                                  ------------------
                                                                                                                          2,241,626
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable              41,900   Consol Energy, Inc.                                                           2,899,061
Fuels - 2.4%                       19,600   Petroleo Brasileiro SA (c)                                                    2,001,356
                                                                                                                  ------------------
                                                                                                                          4,900,417
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.0%             66,900   Abbott Laboratories                                                           3,689,535
                                   50,600   Johnson & Johnson                                                             3,282,422
                                   58,400   Merck & Co., Inc.                                                             2,216,280
                                   64,100   Teva Pharmaceutical Industries Ltd. (c)                                       2,960,779
                                                                                                                  ------------------
                                                                                                                         12,149,016
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor     99,100   Intel Corp.                                                                   2,098,938
Equipment - 1.7%                   68,450   Nvidia Corp. (d)                                                              1,354,625
                                                                                                                  ------------------
                                                                                                                          3,453,563
------------------------------------------------------------------------------------------------------------------------------------
Software - 6.1%                    79,800   Adobe Systems, Inc. (d)                                                       2,840,082
                                  233,100   Microsoft Corp.                                                               6,615,378
                                  141,800   Oracle Corp. (d)                                                              2,773,608
                                                                                                                  ------------------
                                                                                                                         12,229,068
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.2%            12,600   Abercrombie & Fitch Co. Class A                                                 921,564
                                   20,800   Best Buy Co., Inc.                                                              862,368
                                   21,300   GameStop Corp. Class A (d)                                                    1,101,423
                                   45,500   TJX Cos., Inc.                                                                1,504,685
                                                                                                                  ------------------
                                                                                                                          4,390,040
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                42,300   Coach, Inc. (d)                                                               1,275,345
Luxury Goods - 0.6%
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Industry                          Shares    Common Stocks                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                55,300    Fannie Mae                                                                  $ 1,455,496
Finance - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 2.0%                    54,000    Altria Group, Inc.                                                            1,198,800
                                  54,000    Philip Morris International, Inc. (d)                                         2,731,320
                                                                                                                  ------------------
                                                                                                                          3,930,120
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication        27,500    China Mobile (Hong Kong) Ltd. (c)                                             2,062,775
Services - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks
                                            (Cost - $179,738,079) - 96.7%                                               194,162,527
------------------------------------------------------------------------------------------------------------------------------------
                              Beneficial
                                Interest
                                   (000)    Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 6,538    BlackRock Liquidity Series, LLC
                                               Cash Sweep Series, 2.92% (b)(e)                                            6,538,363
                                   4,731    BlackRock Liquidity Series, LLC
                                               Money Market Series, 3.10% (a)(b)(e)                                       4,730,700
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities
                                            (Cost - $11,269,063) - 5.6%                                                  11,269,063
------------------------------------------------------------------------------------------------------------------------------------
                               Contracts          Options Purchased
------------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased               157    Apple, Inc., expiring July 2008 at $135                                         305,365
                                     884    Cisco Systems, Inc., expiring July 2008 at $25                                  129,948
                                     109    Fannie Mae, expiring June 2008 at $22.5                                          71,395
                                     181    Monsanto Co., expiring July 2008 at $120                                        171,045
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Options Purchased
                                            (Premiums Paid - $761,469) - 0.3%                                               677,753
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments Before Options Written
                                            (Cost - $191,768,611*) - 102.6%                                             206,109,343
------------------------------------------------------------------------------------------------------------------------------------
                                                   Options Written
------------------------------------------------------------------------------------------------------------------------------------
Call Options Written                 314    Apple, Inc., expiring July 2008 at $155                                        (311,645)
                                   1,768    Cisco Systems, Inc., expiring July 2008 at $27.5                               (109,616)
                                     218    Fannie Mae, expiring June 2008 at $26                                           (99,190)
                                     362    Monsanto Co., expiring July 2008 at $140                                       (137,560)
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Options Written
                                            (Premiums Received - $820,851) - (0.3%)                                        (658,011)
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments, Net of Options Written
                                            (Cost - $190,947,760) - 102.3%                                              205,451,332
                                            Liabilities in Excess of
                                            Other Assets - (2.3%)                                                        (4,564,651)
                                                                                                                  ------------------
                                            Net Assets - 100.0%                                                       $ 200,886,681
                                                                                                                  ==================


      * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, computed for federal income tax purposes, were as follows:

            Aggregate cost                               $   192,172,467
                                                        =================
            Gross unrealized appreciation                $    22,563,108
            Gross unrealized depreciation                     (8,626,232)
                                                        -----------------
            Net unrealized appreciation                  $    13,936,876
                                                        =================

      (a)   Security was purchased with the cash proceeds from securities loans.

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

      (b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

            --------------------------------------------------------------------
            Affiliate                                    Net Activity   Interest
                                                            (000)        Income
            --------------------------------------------------------------------
            BlackRock Liquidity Series, LLC                $6,538       $14,805
               Cash Sweep Series
            BlackRock Liquidity Series, LLC                $4,731        $5,251
               Money Market Series
            --------------------------------------------------------------------

      (c)   Depositary receipts.

      (d)   Non-income producing security.

      (e)   Represents the current yield as of March 31, 2008.

      (f)   Security, or a portion of security, is on loan.

      o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio

o Effective January 1, 2008, the BlackRock Fundamental Growth Portfolio (the "Portfolio") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Portfolio's investments:

--------------------------------------------------------------------------------
                                 Investments in                  Other Financial
Valuation Inputs                   Securities                      Instruments*
--------------------------------------------------------------------------------
Level 1                           $194,162,527                       $19,742
Level 2                             11,269,063                             0
Level 3                                      0                             0
--------------------------------------------------------------------------------
Total                             $205,431,590                       $19,742
================================================================================
*Other financial instruments are derivative instruments, such as options.

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.8%       Beverages - 0.0%                         14,000   Coca-Cola Amatil Ltd.                            $  108,754
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.5%                   17,500   BHP Billiton Ltd.                                   572,719
                                                                 8,440   Newcrest Mining Ltd.                                257,394
                                                                 5,400   Rio Tinto Ltd.                                      604,546
                                                                 6,300   Zinifex Ltd.                                         57,461
                                                                                                                       -------------
                                                                                                                           1,492,120
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                     7,700   Woodside Petroleum Ltd.                             383,519
                       Fuels - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.0%           21,200   Great Southern Plantations Ltd.                      32,646
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.2%     40,200   Macquarie Airports Group                            118,666
                                                               105,800   Macquarie Infrastructure Group                      268,800
                                                                38,216   Transurban Group                                    227,017
                                                                                                                       -------------
                                                                                                                             614,483
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Australia                  2,631,522
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.0%         Diversified Telecommunication             1,600   Telekom Austria AG                                   33,065
                       Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Austria                       33,065
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.1%         Diversified Financial                    18,559   Fortis                                              467,044
                       Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Belgium                      467,044
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.1%          Commercial Banks - 0.1%                      96   Banco Bradesco SA (a)                                 2,605
                                                                 5,900   Banco Bradesco SA                                   163,917
                                                                 1,400   Uniao de Bancos Brasileiros SA (a)                  163,296
                                                                                                                       -------------
                                                                                                                             329,818
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.0%        12,400   Obrascon Huarte Lain Brasil SA                      125,081
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.0%                 8,400   Cia Energetica de Minas Gerais (a)                  151,536
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.1%          10,351   Cia Brasileira de Distribuicao Grupo
                                                                         Pao de Acucar (Preference Shares)                   212,070
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.2%                      9,000   Cosan SA Industria e Comercio                       132,330
                                                                39,000   JBS SA (b)                                          158,027
                                                                41,200   SLC Agricola SA (b)                                 592,395
                                                                                                                       -------------
                                                                                                                             882,752
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.1%                12,100   Gafisa SA                                           200,667
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.4%                   25,000   Companhia Vale do Rio Doce
                                                                         (Preference 'A' Shares) (a)                         728,750
                                                                 8,100   Usinas Siderurgicas de Minas Gerais
                                                                         SA (Preference 'A' Shares)                          453,447
                                                                                                                       -------------
                                                                                                                           1,182,197
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 1.0%       38,400   Petroleo Brasileiro SA (a)                        3,464,620
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.1%                       27,300   All America Latina Logistica SA                     273,825
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication               43,500   Vivo Participacoes SA (a)                           259,260
                       Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Total Common Stocks in Brazil              7,081,826
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Canada - 2.4%          Auto Components - 0.0%                      100   Magna International, Inc. (Class A)              $    7,215
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 0.0%          13,400   Nortel Networks Corp. (b)                            89,646
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication               300   BCE, Inc.                                            10,119
                       Services - 0.1%                           4,400   TELUS Corp.                                         191,612
                                                                                                                       -------------
                                                                                                                             201,731
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                     16,800   Vittera, Inc. (b)                                   237,159
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.0%                            200   Sun Life Financial, Inc.                              9,320
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.6%                   40,400   Alamos Gold, Inc. (b)                               236,154
                                                                 9,994   Barrick Gold Corp.                                  434,239
                                                                57,000   Eldorado Gold Corp. (b)                             393,161
                                                                42,800   Goldcorp, Inc.                                    1,658,500
                                                                86,050   Kinross Gold Corp. (b)                            1,914,750
                                                                60,000   Peak Gold Ltd. (b)(c)                                39,749
                                                                39,500   Yamaha Gold, Inc.                                   579,541
                                                                                                                       -------------
                                                                                                                           5,256,094
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.2%        3,300   Canadian Natural Resources Ltd.                     225,258
                                                                   200   EnCana Corp.                                         15,150
                                                                   300   Imperial Oil Ltd.                                    15,678
                                                                 6,800   Petro-Canada                                        296,260
                                                                   300   Petro-Canada (USD)                                   13,023
                                                                 5,400   Talisman Energy, Inc.                                95,695
                                                                                                                       -------------
                                                                                                                             661,064
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.0%            9,900   Sino-Forest Corp. (b)                               154,318
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.3%                       12,000   Canadian Pacific Railway Ltd.                       771,591
                                                                 5,300   Canadian Pacific Railway Ltd. (USD)                 340,737
                                                                                                                       -------------
                                                                                                                           1,112,328
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                9,400   Rogers Communications, Inc.
                       Services - 0.1%                                   Class B                                             337,648
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Canada                     8,066,523
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.2%           Commercial Banks - 0.1%                   6,200   Banco Santander Chile SA (a)                        324,012
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%                 7,900   Enersis SA (a)                                      139,672
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.0%          22,200   Centros Comerciales Sudamericanos SA                 95,489
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.0%                  17,100   SACI Falabella                                       92,332
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Chile                        651,505
------------------------------------------------------------------------------------------------------------------------------------
China - 1.3%           Automobiles - 0.0%                      200,000   Denway Motors Ltd.                                   84,804
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication             6,700   China Communications Services Corp. Ltd. (b)          4,554
                       Services - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.1%             540,000   Shanghai Electric Group Corp.                       329,579
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.2%                    669,363   Chaoda Modern Agriculture Holdings Ltd.             760,303
                       -------------------------------------------------------------------------------------------------------------
                       Independent Power Producers &            39,000   Huaneng Power International, Inc.                    29,616
                       Energy Traders - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.4%         224,667   Beijing Enterprises Holdings Ltd.                   857,370
                                                               345,000   Tianjin Development Holdings Ltd.                   235,832
                                                                                                                       -------------
                                                                                                                           1,093,202
                       -------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                       Insurance - 0.1%                          4,033   China Life Insurance Co. Ltd. (a)                 $ 209,958
                                                                33,000   Ping An Insurance Group Co. of China Ltd.           233,847
                                                                                                                       -------------
                                                                                                                             443,805
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.3%      196,100   China Shenhua Energy Co. Ltd. Class H               783,629
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.1%     98,300   Hainan Meilan International Airport Co., Ltd.       101,803
                                                                46,000   Jiangsu Express                                      41,374
                                                               234,100   Tianjin Port Development Holdings Ltd.               99,263
                                                               610,300   Xiamen International Port Co. Ltd.                  174,088
                                                                                                                       -------------
                                                                                                                             416,528
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication               28,000   China Mobile Ltd.                                   416,619
                       Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in China                      4,461,902
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.1%         Commercial Banks - 0.1%                  11,252   Danske Bank A/S                                     415,095
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Denmark                      415,095
------------------------------------------------------------------------------------------------------------------------------------
Egypt - 0.1%           Diversified Telecommunication            47,747   Telecom Egypt                                       176,151
                       Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Egypt                        176,151
------------------------------------------------------------------------------------------------------------------------------------
Finland - 0.1%         Communications Equipment - 0.0%             400   Nokia Oyj (a)                                        12,732
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%                 3,548   Fortum Oyj (b)                                      144,573
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Finland                      157,305
------------------------------------------------------------------------------------------------------------------------------------
France - 0.9%          Automobiles - 0.0%                          820   Renault SA                                           90,750
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.1%                   3,641   Societe Generale SA                                 356,507
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication            18,500   France Telecom SA                                   622,109
                       Services - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%                 4,556   Electricite de France SA                            396,396
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies - 0.1%   6,500   Cie Generale d'Optique Essilor
                                                                         International SA                                    424,741
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.1%                          1,773   Vallourec SA                                        430,423
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.3%       12,244   Total SA                                            909,297
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.0%                      400   Sanofi-Aventis (a)                                   15,016
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.0%                           1,824   Inforgrames Entertainment SA (b)                     38,587
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in France                     3,283,826
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.6%         Air Freight & Logistics - 0.2%           17,609   Deutsche Post AG                                    537,936
                       -------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.3%                        7,951   Bayerische Motoren Werke AG                         439,219
                                                                 6,792   DaimlerChrysler AG                                  580,646
                                                                                                                       -------------
                                                                                                                           1,019,865
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.2%                          8,389   Bayer AG                                            672,275
                                                                   200   Bayer AG (a)                                         16,099
                                                                                                                       -------------
                                                                                                                             688,374
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication            22,502   Deutsche Telekom AG                                 374,791
                       Services - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.3%                 4,571   E.ON AG                                             846,206
                       -------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.2%           5,632   Siemens AG                                       $  610,405
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.2%                          3,751   Allianz AG Registered Shares                        743,082
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities - 0.1%                    3,307   RWE AG                                              406,503
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Germany                    5,227,162
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.7%       Electric Utilities - 0.1%                75,500   Cheung Kong Infrastructure Holdings Ltd.            303,158
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.2%          59,000   Hutchison Whampoa Ltd.                              558,338
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate Investment                   82,000   The Link REIT                                       181,856
                       Trusts (REITs) - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate Management &                 30,000   Cheung Kong Holdings Ltd.                           425,947
                       Development - 0.4%                       33,300   Sun Hung Kai Properties Ltd.                        519,440
                                                                78,750   Wharf Holdings Ltd.                                 370,849
                                                                                                                       -------------
                                                                                                                           1,316,236
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Hong Kong                  2,359,588
------------------------------------------------------------------------------------------------------------------------------------
India - 1.2%           Automobiles - 0.1%                        2,700   Bajaj Auto Ltd.                                      90,553
                                                                 2,700   Bajaj Holdings and Investments Ltd.                  46,537
                                                                14,518   Tata Motors Ltd.                                    225,333
                                                                                                                       -------------
                                                                                                                             362,423
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.1%                   7,700   State Bank of India Ltd.                            307,127
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.1%         3,300   Larsen & Toubro Ltd.                                249,717
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.1%           119,925   Gujarat Ambuja Cements Ltd.                         361,838
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.0%     1,990   Reliance Capital Ltd.                                60,950
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.0%                    57   Reliance Energy Ltd.                                  1,777
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.0%               3,200   Bharat Heavy Electricals Ltd.                       164,415
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.0%                        2,800   Infosys Technologies Ltd.                           100,492
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.1%                             63,405   Wire and Wireless India Ltd. (b)                     56,815
                                                                57,331   Zee News Ltd. (b)                                    72,593
                                                                57,611   Zee Telefilms Ltd.                                  353,320
                                                                                                                       -------------
                                                                                                                             482,728
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.4%        4,000   Hindustan Petroleum Corp.                            25,563
                                                                20,000   Reliance Industries Ltd.                          1,129,512
                                                                                                                       -------------
                                                                                                                           1,155,075
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.0%                    3,000   Wockhardt Ltd.                                       19,913
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.1%                        6,000   Container Corp. of India                            258,096
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 0.1%         6,000   Housing Development Finance Corp.                   355,895
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication               16,000   Reliance Communication Ventures Ltd.                203,290
                       Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in India                      4,083,736
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.1%         Construction Materials - 0.1%            10,525   CRH Plc                                             400,123
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Ireland                      400,123
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Israel - 0.1%          Pharmaceuticals - 0.1%                    3,934   Teva Pharmaceutical Industries Ltd. (a)           $ 181,711
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.0%                          13,800   AFI Development Plc (a)(b)                          111,780
                                                                   800   Check Point Software Technologies Ltd. (b)           17,920
                                                                 4,906   Ectel Ltd. (a)(b)                                    12,314
                                                                                                                       -------------
                                                                                                                             142,014
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Israel                       323,725
------------------------------------------------------------------------------------------------------------------------------------
Italy - 0.7%           Commercial Banks - 0.3%                  83,849   Banca Intesa SpA                                    591,064
                                                                69,678   Unicredito Italiano SpA                             466,089
                                                                                                                       -------------
                                                                                                                           1,057,153
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication           180,355   Telecom Italia SpA                                  377,276
                       Services - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.3%       22,329   Eni SpA                                             761,444
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Italy                      2,195,873
------------------------------------------------------------------------------------------------------------------------------------
Japan - 6.1%           Auto Components - 0.1%                   10,000   Toyota Industries Corp.                             355,136
                       -------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.2%                        5,400   Honda Motor Co., Ltd.                               154,123
                                                                26,000   Suzuki Motor Corp.                                  655,999
                                                                                                                       -------------
                                                                                                                             810,122
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.4%                         18,018   Coca-Cola West Holdings Co., Ltd.                   433,820
                                                                 7,000   Hokkaido Coca-Cola Bottling Co., Ltd.                40,871
                                                                29,000   Kirin Holdings Co., Ltd.                            548,405
                                                                23,000   Mikuni Coca-Cola Bottling Co., Ltd.                 264,426
                                                                                                                       -------------
                                                                                                                           1,287,522
                       -------------------------------------------------------------------------------------------------------------
                       Building Products - 0.1%                 21,600   Asahi Glass Co., Ltd.                               238,146
                                                                 5,400   Daikin Industries Ltd.                              232,404
                                                                                                                       -------------
                                                                                                                             470,550
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.4%                        130,000   Mitsubishi Rayon Co., Ltd.                          416,031
                                                                 9,300   Shin-Etsu Chemical Co., Ltd.                        480,488
                                                                65,100   Sumitomo Chemical Co., Ltd.                         416,671
                                                                22,000   Ube Industries Ltd.                                  71,288
                                                                                                                       -------------
                                                                                                                           1,384,478
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.2%                   8,533   The Bank of Yokohama Ltd.                            57,954
                                                                40,497   Fukuoka Financial Group, Inc.                       210,854
                                                                29,000   Shinsei Bank Ltd.                                    95,716
                                                                    30   Sumitomo Mitsui Financial Group, Inc.               197,432
                                                                                                                       -------------
                                                                                                                             561,956
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.3%        19,000   JGC Corp.                                           290,108
                                                                20,000   Kinden Corp.                                        192,416
                                                                60,200   Okumura Corp.                                       306,798
                                                                29,400   Toda Corp.                                          120,927
                                                                                                                       -------------
                                                                                                                             910,249
                       -------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.1%                   8,100   Credit Saison Co., Ltd.                             225,903
                       -------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.2%       860   NCB Holdings Ltd. (b)                            $   31,820
                                                                18,600   RHJ International (a)(b)(c)                         210,252
                                                                41,300   RHJ International (b)                               466,851
                                                                                                                       -------------
                                                                                                                             708,923
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                   16,500   Hoya Corp.                                          387,339
                       Instruments - 0.2%                        6,500   Murata Manufacturing Co., Ltd.                      322,783
                                                                                                                       -------------
                                                                                                                             710,122
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.2%           4,500   Ministop Co., Ltd.                                   88,077
                                                                18,600   Seven & I Holdings Co. Ltd.                         466,493
                                                                                                                       -------------
                                                                                                                             554,570
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.0%                      7,600   Ajinomoto Co., Inc.                                  77,006
                                                                 6,000   House Foods Corp.                                    89,266
                                                                                                                       -------------
                                                                                                                             166,272
                       -------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.1%                    111,000   Tokyo Gas Co., Ltd.                                 448,766
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.3%                 8,000   Daiwa House Industry Co., Ltd.                       79,213
                                                                24,500   Matsushita Electric Industrial Co., Ltd.            530,899
                                                                 3,800   Rinnai Corp.                                        124,278
                                                                40,000   Sekisui House Ltd.                                  369,984
                                                                   400   Sony Corp. (a)                                       16,028
                                                                                                                       -------------
                                                                                                                           1,120,402
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 1.2%                        131,000   Aioi Insurance Co., Ltd.                            724,127
                                                                40,000   Millea Holdings, Inc.                             1,476,726
                                                               101,000   Mitsui Sumitomo Insurance Co., Ltd.               1,020,335
                                                                88,300   Nipponkoa Insurance Co., Ltd.                       673,234
                                                                                                                       -------------
                                                                                                                           3,894,422
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.1%                         31,000   Kubota Corp.                                        192,506
                                                                 2,000   Tadano Ltd.                                          20,064
                                                                                                                       -------------
                                                                                                                             212,570
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.1%                             17,000   Toho Co., Ltd.                                      399,077
                       -------------------------------------------------------------------------------------------------------------
                       Office Electronics - 0.2%                12,450   Canon, Inc.                                         573,290
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.7%                   23,800   Astellas Pharma, Inc.                               921,629
                                                                21,000   Mitsubishi Tanabe Pharma Corp.                      244,593
                                                                23,700   Takeda Pharmaceutical Co., Ltd.                   1,186,427
                                                                                                                       -------------
                                                                                                                           2,352,649
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate Management &                    105   Marco Polo Investment Holdings Ltd. (b)              29,400
                       Development - 0.1%                          240   NTT Urban Development Co.                           344,302
                                                                                                                       -------------
                                                                                                                             373,702
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.2%                           65   East Japan Railway Co.                              540,580
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.0%                   2,100   Shimachu Co., Ltd.                                   63,097
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury                6,800   Asics Corp.                                          78,178
                       Goods - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.1%                               75   Japan Tobacco, Inc.                                 375,451
                       -------------------------------------------------------------------------------------------------------------
                       Trading Companies &                      31,000   Mitsubishi Corp.                                    936,096
                       Distributors - 0.3%
                       -------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                  580   NTT DoCoMo, Inc.                                $   878,612
                       Services - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Japan                     20,392,695
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.2%      Metals & Mining - 0.2%                    8,848   ArcelorMittal                                       724,703
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Luxembourg                   724,703
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.4%        Diversified Telecommunication            55,000   Telekom Malaysia Bhd                                182,273
                       Services - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%               163,487   Tenaga Nasional Bhd                                 375,685
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.2%                    269,895   IOI Corp. Bhd                                       599,110
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.1%                           16,500   British American Tobacco Malaysia Bhd               219,243
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%     76,400   PLUS Expressways Bhd                                 76,436
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Malaysia                   1,452,747
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.3%          Beverages - 0.1%                         10,200   Fomento Economico Mexicano, SA de CV (a)            426,156
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.0%                 8,800   Urbi, Desarrollos Urbanos, SA de CV (b)              28,758
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.0%                              3,000   Megacable Holdings SAB de CV (b)                      8,036
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                7,300   America Movil, SA de CV (a)                         464,937
                       Services - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Mexico                       927,887
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.3%     Chemicals - 0.2%                          9,061   Akzo Nobel NV                                       726,986
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                      3,800   Unilever NV (a)                                     128,174
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.0%             400   Koninklijke Philips Electronics NV                   15,336
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the Netherlands              870,496
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%     Diversified Telecommunication            40,889   Telecom Corp. of New Zealand Ltd.                   120,230
                       Services - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%                22,700   Contact Energy Ltd.                                 142,596
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in New Zealand                  262,826
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.1%          Diversified Telecommunication             6,700   Telenor ASA                                         128,281
                       Services - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.1%        9,106   StatoilHydro ASA                                    272,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Norway                       401,156
------------------------------------------------------------------------------------------------------------------------------------
Peru - 0.0%            Metals & Mining - 0.0%                      200   Southern Copper Corp.                                20,766
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Peru                          20,766
------------------------------------------------------------------------------------------------------------------------------------
Russia - 0.3%          Metals & Mining - 0.3%                   14,700   Cherepovets MK Severstal (a)                        332,955
                                                                 4,100   Novolipetsk Steel (a)                               168,100
                                                                 7,400   Polyus Gold Co. ZAO (a)                             378,880
                                                                                                                       -------------
                                                                                                                             879,935
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%      2,700   Novorossiysk Commercial Sea Port (a)                 40,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Russia                       920,435
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                  Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.2%       Commercial Banks - 0.1%                  42,400   Oversea-Chinese Banking Corp.                    $  249,511
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication           401,200   Singapore Telecommunications Ltd.                 1,139,665
                       Services - 0.4%
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers &                 116,500   Parkway Holdings Ltd.                               270,842
                       Services - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.3%         106,500   Fraser and Neave Ltd.                               375,259
                                                                94,000   Keppel Corp. Ltd.                                   676,087
                                                                                                                       -------------
                                                                                                                           1,051,346
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.0%                             33,000   Singapore Press Holdings Ltd.                       110,284
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate Investment Trusts             7,875   Parkway Life Real Estate Investment
                       (REITs) - 0.0%                                    Trust (b)                                             6,808
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate Management &                 99,200   CapitaLand Ltd.                                     457,641
                       Development - 0.2%                       47,700   Keppel Land Ltd.                                    192,332
                                                                                                                       -------------
                                                                                                                             649,973
                       -------------------------------------------------------------------------------------------------------------
                       Trading Companies & Distributors - 0.0%  77,050   Noble Group Ltd.                                    123,150
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication              132,400   MobileOne Ltd.                                      203,922
                       Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Singapore                 3,805,501
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.2%    Metals & Mining - 0.1%                    1,100   Anglo Platinum Ltd.                                 161,406
                                                                10,600   Gold Fields Ltd. (a)                                146,598
                                                                 4,300   Impala Platinum Holdings Ltd.                       165,956
                                                                                                                       -------------
                                                                                                                             473,960
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.1%        2,900   Sasol Ltd.                                          138,946
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in South Africa                612,906
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 1.7%     Chemicals - 0.2%                          9,900   Samsung Fine Chemicals Co., Ltd.                    538,810
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.1%                   6,100   Daegu Bank                                           81,921
                                                                 2,300   Hana Financial Group, Inc.                           94,058
                                                                 2,800   Kookmin Bank                                        156,631
                                                                 5,800   Pusan Bank                                           72,621
                                                                                                                       -------------
                                                                                                                             405,231
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication            27,600   KT Corp. (a)                                        655,500
                       Services - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%                11,600   Korea Electric Power Corp. (b)                      351,977
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.2%               6,400   LS Cable Ltd.                                       578,381
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                    9,000   Fine DNC Co., Ltd.                                   30,989
                       Instruments - 0.0%                        8,100   Interflex Co., Ltd.                                  33,452
                                                                                                                       -------------
                                                                                                                              64,441
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                      1,443   CJ Cheil Jedang Corp. (b)                           320,553
                                                                   400   Nong Shim Co., Ltd.                                  72,904
                                                                                                                       -------------
                                                                                                                             393,457
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.0%     37,132   Paradise Co. Ltd.                                   119,980
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.1%           2,457   CJ Corp.                                            172,674
                       -------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                       Insurance - 0.2%                          4,300   Dongbu Insurance Co., Ltd.                       $  164,992
                                                                17,136   Korean Reinsurance Co.                              174,760
                                                                23,751   Meritz Fire & Marine Insurance Co. Ltd.             216,082
                                                                                                                       -------------
                                                                                                                             555,834
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.2%                    7,000   POSCO (a)                                           832,860
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.0%                   3,500   Lotte Shopping Co. (a)(c)                            53,012
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury Goods - 0.0%   3,000   Cheil Industries, Inc.                              145,858
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.2%                            8,800   KT&G Corp.                                          689,534
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                1,300   SK Telecom Co., Ltd.                                244,813
                       Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in South Korea                5,802,362
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.3%           Commercial Banks - 0.2%                  39,307   Banco Santander SA                                  783,149
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%                19,200   Iberdrola Renovables (b)                            133,676
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%      9,371   Cintra Concesiones de
                                                                         Infraestructuras de Transporte SA                   138,625
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Spain                      1,055,450
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.5%     Capital Markets - 0.2%                   12,666   Credit Suisse Group                                 644,715
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication             1,269   Swisscom AG                                         434,777
                       Services - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.5%                      3,225   Nestle SA Registered Shares                       1,611,526
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.3%                          4,454   Swiss Reinsurance Co. Registered Shares             389,069
                                                                 1,680   Zurich Financial Services AG                        529,071
                                                                                                                       -------------
                                                                                                                             918,140
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.4%                   16,175   Novartis AG Registered Shares                       829,028
                                                                 3,093   Roche Holding AG                                    582,098
                                                                                                                       -------------
                                                                                                                           1,411,126
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Switzerland                5,020,284
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 1.0%          Commercial Banks - 0.0%                 149,300   Chinatrust Financial Holding Co. (b)                144,241
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.3%           464,044   Taiwan Cement Corp.                                 899,692
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.0%   103,000   Fubon Financial Holding Co. Ltd.                    116,970
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication            97,220   Chunghwa Telecom Co., Ltd.                          255,695
                       Services - 0.4%                          36,270   Chunghwa Telecom Co., Ltd. (a)                      943,745
                                                                                                                       -------------
                                                                                                                           1,199,440
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                  126,698   Delta Electronics, Inc.                             374,512
                       Instruments - 0.2%                       41,000   HON HAI Precision Industry Co., Ltd.                234,829
                                                                                                                       -------------
                                                                                                                             609,341
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.1%                        107,413   Cathay Financial Holding Co., Ltd.                  274,017
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Taiwan                     3,243,701
------------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.6%        Commercial Banks - 0.2%                 193,100   Siam Commercial Bank PCL                            555,044
                       -------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.1%            33,700   Siam Cement PCL Foreign Shares                   $  233,336
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                  171,000   Hana Microelectronics PCL                           100,476
                       Instruments - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.0%                     35,000   Thai Union Frozen Products
                                                                         PCL Foreign Shares                                   22,344
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.2%       36,000   PTT Exploration & Production PCL                    172,654
                                                                60,000   PTT Public Company THB10                            602,192
                                                                                                                       -------------
                                                                                                                             774,846
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.1%     94,700   Airports of Thailand PCL                            171,444
                                                                99,000   Bangkok Expressway PCL Foreign Shares                63,831
                                                                                                                       -------------
                                                                                                                             235,275
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Thailand                   1,921,321
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 3.2%  Aerospace & Defense - 0.2%               65,337   BAE Systems Plc                                     629,225
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.4%                         17,400   Diageo Plc (a)                                    1,414,968
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.2%                  29,965   Barclays Plc                                        269,398
                                                                19,711   HSBC Holdings Plc                                   324,690
                                                                                                                       -------------
                                                                                                                             594,088
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial                   120,714   Guinness Peat Group Plc                             155,645
                       Services - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.4%                     12,300   Cadbury Schweppes Plc (a)                           543,906
                                                                16,300   Premier Foods Plc                                    36,312
                                                                25,706   Unilever Plc                                        866,781
                                                                                                                       -------------
                                                                                                                           1,446,999
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.2%                         40,469   Prudential Plc                                      534,505
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.4%                   12,314   Anglo American Plc                                  740,008
                                                                21,020   BHP Billiton Plc                                    623,671
                                                                                                                       -------------
                                                                                                                           1,363,679
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.6%       86,939   BP Plc                                              883,418
                                                                 1,300   Royal Dutch Shell Plc (a)                            89,674
                                                                30,140   Royal Dutch Shell Plc Class B                     1,014,497
                                                                                                                       -------------
                                                                                                                           1,987,589
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.1%                   17,319   GlaxoSmithKline Plc                                 366,405
                                                                   400   GlaxoSmithKline Plc (a)                              16,972
                                                                                                                       -------------
                                                                                                                             383,377
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.2%                           17,189   British American Tobacco Plc                        645,095
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication              451,663   Vodafone Group Plc                                1,352,649
                       Services - 0.5%                          11,322   Vodafone Group Plc (a)                              334,112
                                                                                                                       -------------
                                                                                                                           1,686,761
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the United Kingdom        10,841,931
------------------------------------------------------------------------------------------------------------------------------------
United States - 27.4%  Aerospace & Defense- 0.2%                 1,700   Boeing Co.                                          126,429
                                                                 1,800   General Dynamics Corp.                              150,066
                                                                   200   Goodrich Corp.                                       11,502
                                                                   200   Honeywell International, Inc.                        11,284
                                                                   100   L-3 Communications Holdings, Inc.                    10,934
                                                                   100   Lockheed Martin Corp.                                 9,930

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   100   Northrop Grumman Corp.                           $    7,781
                                                                 1,600   Precision Castparts Corp.                           163,328
                                                                   200   Raytheon Co.                                         12,922
                                                                 3,900   Spirit Aerosystems Holdings, Inc.
                                                                         Class A (b)                                          86,502
                                                                                                                       -------------
                                                                                                                             590,678
                       -------------------------------------------------------------------------------------------------------------
                       Air Freight & Logistics - 0.0%              800   FedEx Corp.                                          74,136
                       -------------------------------------------------------------------------------------------------------------
                       Airlines - 0.0%                             200   Continental Airlines, Inc. Class B (b)                3,846
                       -------------------------------------------------------------------------------------------------------------
                       Auto Components - 0.0%                      300   Johnson Controls, Inc.                               10,140
                                                                    66   WABCO Holdings, Inc.                                  3,011
                                                                                                                       -------------
                                                                                                                              13,151
                       -------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.1%                       22,400   General Motors Corp.                                426,720
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.2%                          7,200   The Coca-Cola Co.                                   438,264
                                                                   600   Coca-Cola Enterprises, Inc.                          14,520
                                                                 5,400   Constellation Brands, Inc. Class A (b)               95,418
                                                                   400   Pepsi Bottling Group, Inc.                           13,564
                                                                 2,900   PepsiAmericas, Inc.                                  74,037
                                                                                                                       -------------
                                                                                                                             635,803
                       -------------------------------------------------------------------------------------------------------------
                       Biotechnology - 0.0%                      7,300   Senomyx, Inc. (b)                                    43,070
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.8%                   21,144   The Bank of New York Mellon Corp.                   882,339
                                                                 2,000   The Goldman Sachs Group, Inc.                       330,780
                                                                15,200   Northern Trust Corp.                              1,010,344
                                                                 4,500   State Street Corp.                                  355,500
                                                                                                                       -------------
                                                                                                                           2,578,963
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.3%                            200   CF Industries Holdings, Inc.                         20,724
                                                                   400   Celanese Corp. Series A                              15,620
                                                                11,100   The Dow Chemical Co.                                409,035
                                                                10,150   E.I. du Pont de Nemours & Co.                       474,614
                                                                   200   Lubrizol Corp.                                       11,102
                                                                   300   Terra Industries, Inc. (b)                           10,659
                                                                                                                       -------------
                                                                                                                             941,754
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services &                       100   Manpower, Inc.                                        5,626
                       Supplies - 0.0%                             400   Republic Services, Inc. Class A                      11,696
                                                                                                                       -------------
                                                                                                                              17,322
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 1.6%          94,200   3Com Corp. (b)                                      215,718
                                                                18,600   Ciena Corp. (b)                                     573,438
                                                                69,800   Cisco Systems, Inc. (b)                           1,681,482
                                                                34,000   Comverse Technology, Inc. (b)                       523,600
                                                                30,600   Corning, Inc.                                       735,624
                                                                14,300   Extreme Networks, Inc. (b)                           44,330
                                                                 4,737   JDS Uniphase Corp. (b)                               63,428
                                                                   400   Juniper Networks, Inc. (b)                           10,000
                                                                19,700   Motorola, Inc.                                      183,210
                                                                26,400   Polycom, Inc. (b)                                   595,056
                                                                12,700   QUALCOMM, Inc.                                      520,700
                                                                 5,100   Tellabs, Inc. (b)                                    27,795
                                                                                                                       -------------
                                                                                                                           5,174,381
                       -------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 0.7%              600   EMC Corp. (b)                                    $    8,604
                                                                 8,971   Hewlett-Packard Co.                                 409,616
                                                                11,400   International Business Machines Corp.             1,312,596
                                                                 9,200   Lexmark International, Inc. Class A (b)             282,624
                                                                   500   Seagate Technology                                   10,470
                                                                15,287   Sun Microsystems, Inc. (b)                          237,407
                                                                   200   Teradata Corp. (b)                                    4,412
                                                                   500   Western Digital Corp. (b)                            13,520
                                                                                                                       -------------
                                                                                                                           2,279,249
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.2%        11,932   Foster Wheeler Ltd. (b)                             675,590
                                                                 4,526   KBR, Inc.                                           125,506
                                                                                                                       -------------
                                                                                                                             801,096
                       -------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.0%                      50   Discover Financial Services, Inc.                       818
                       -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.1%             8,100   Crown Holdings, Inc. (b)                            203,796
                                                                   300   Owens-Illinois, Inc. (b)                             16,929
                                                                 9,800   Smurfit-Stone Container Corp. (b)                    75,460
                                                                                                                       -------------
                                                                                                                             296,185
                       -------------------------------------------------------------------------------------------------------------
                       Distributors - 0.0%                         300   Genuine Parts Co.                                    12,066
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.1%     3,200   Bank of America Corp.                               121,312
                                                                 5,200   JPMorgan Chase & Co.                                223,340
                                                                                                                       -------------
                                                                                                                             344,652
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication            64,822   AT&T Inc.                                         2,482,682
                       Services - 1.3%                              65   AboveNet, Inc. (b)(c)                                 4,615
                                                                   200   CenturyTel, Inc.                                      6,648
                                                                 1,412   Embarq Corp.                                         56,621
                                                                 4,700   General Communication, Inc. Class A (b)              28,858
                                                                52,500   Qwest Communications International Inc              237,825
                                                                37,600   Verizon Communications, Inc.                      1,370,520
                                                                 6,671   Windstream Corp.                                     79,718
                                                                                                                       -------------
                                                                                                                           4,267,487
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.3%                   700   Duke Energy Corp.                                    12,495
                                                                 7,600   FPL Group, Inc.                                     476,824
                                                                   200   FirstEnergy Corp.                                    13,724
                                                                 7,200   Mirant Corp. (b)                                    262,008
                                                                 7,900   PPL Corp.                                           362,768
                                                                                                                       -------------
                                                                                                                           1,127,819
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                      300   Avnet, Inc. (b)                                       9,819
                       Instruments -                             4,308   Tyco Electronics Ltd.                               147,850
                                                                                                                       -------------
                                                                                                                             157,669
                       -------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Services - 1.1%       11,100   Complete Production Services, Inc. (b)              254,634
                                                                 3,100   ENSCO International, Inc.                           194,122
                                                                11,000   Grant Prideco, Inc. (b)                             541,420

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                 8,654   Halliburton Co.                                  $  340,362
                                                                 7,300   Key Energy Services, Inc. (b)                        97,966
                                                                 3,200   Nabors Industries Ltd. (b)                          108,064
                                                                 5,100   National Oilwell Varco, Inc. (b)                    297,738
                                                                 4,200   Noble Corp.                                         208,614
                                                                 8,950   Schlumberger Ltd.                                   778,650
                                                                 2,700   Smith International, Inc.                           173,421
                                                                 4,022   Transocean, Inc.                                    543,774
                                                                 2,800   Weatherford International Ltd. (b)                  202,916
                                                                                                                       -------------
                                                                                                                           3,741,681
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.2%           5,334   CVS Caremark Corp.                                  216,080
                                                                   400   The Kroger Co.                                       10,160
                                                                 3,172   SUPERVALU, Inc.                                      95,097
                                                                 2,900   Wal-Mart Stores, Inc.                               152,772
                                                                                                                       -------------
                                                                                                                             474,109
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.5%                      8,200   ConAgra Foods, Inc.                                 196,390
                                                                 4,800   H.J. Heinz Co.                                      225,456
                                                                   400   Hormel Foods Corp.                                   16,664
                                                                31,398   Kraft Foods, Inc.                                   973,652
                                                                 6,100   Sara Lee Corp.                                       85,278
                                                                                                                       -------------
                                                                                                                           1,497,440
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &                   2,800   Baxter International, Inc.                          161,896
                       Supplies - 0.3%                          12,700   Boston Scientific Corp. (b)                         163,449
                                                                 4,308   Covidien Ltd.                                       190,629
                                                                10,600   Medtronic, Inc.                                     512,722
                                                                                                                       -------------
                                                                                                                           1,028,696
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers &                  11,900   Aetna, Inc.                                         500,871
                       Services - 1.0%                           4,600   AmerisourceBergen Corp.                             188,508
                                                                 6,600   Cigna Corp.                                         267,762
                                                                 4,000   Coventry Health Care, Inc. (b)                      161,400
                                                                 3,500   DaVita, Inc. (b)                                    167,160
                                                                   200   Express Scripts, Inc. (b)                            12,864
                                                                   200   Health Net, Inc. (b)                                  6,160
                                                                 5,320   HealthSouth Corp. (b)                                94,643
                                                                 7,700   Humana, Inc. (b)                                    345,422
                                                                 5,200   McKesson Corp.                                      272,324
                                                                 6,300   Medco Health Solutions, Inc. (b)                    275,877
                                                                   266   PharMerica Corp. (b)                                  4,408
                                                                 9,050   UnitedHealth Group, Inc.                            310,958
                                                                 6,600   WellPoint, Inc. (b)                                 291,258
                                                                                                                       -------------
                                                                                                                           2,899,615
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.5%      8,200   McDonald's Corp.                                    457,314
                                                                30,600   Panera Bread Co. Class A (b)                      1,281,834
                                                                                                                       -------------
                                                                                                                           1,739,148
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.0%                   200   Mohawk Industries, Inc. (b)                          14,322
                       -------------------------------------------------------------------------------------------------------------
                       Household Products - 0.7%                   300   Clorox Co.                                           16,992
                                                                32,400   The Procter & Gamble Co.                          2,270,268
                                                                                                                       -------------
                                                                                                                           2,287,260
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                       IT Services - 0.0%                          300   Accenture Ltd. Class A                           $   10,551
                                                                   300   Affiliated Computer Services, Inc.
                                                                         Class A (b)                                          15,033
                                                                   200   Computer Sciences Corp. (b)                           8,158
                                                                   200   DST Systems, Inc. (b)                                13,148
                                                                   400   Electronic Data Systems Corp.                         6,660
                                                                   400   Hewitt Associates, Inc. Class A (b)                  15,908
                                                                                                                       -------------
                                                                                                                              69,458
                       -------------------------------------------------------------------------------------------------------------
                       Independent Power Producers &             9,800   The AES Corp. (b)                                   163,366
                       Energy Traders - 0.2%                     4,300   Constellation Energy Group, Inc.                    379,561
                                                                16,832   Dynegy, Inc. Class A (b)                            132,804
                                                                 1,700   NRG Energy, Inc. (b)                                 66,283
                                                                                                                       -------------
                                                                                                                             742,014
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 1.3%         112,000   General Electric Co.                              4,145,120
                                                                   300   Textron, Inc.                                        16,626
                                                                 6,008   Tyco International Ltd.                             264,652
                                                                                                                       -------------
                                                                                                                           4,426,398
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 2.3%                         12,500   ACE Ltd.                                            688,250
                                                                   300   The Allstate Corp.                                   14,418
                                                                61,100   American International Group, Inc.                2,642,575
                                                                 6,562   Assurant, Inc.                                      399,363
                                                                   300   Axis Capital Holdings Ltd.                           10,194
                                                                   300   CNA Financial Corp.                                   7,737
                                                                 3,500   Chubb Corp.                                         173,180
                                                                 2,100   Darwin Professional Underwriters, Inc. (b)           47,229
                                                                10,700   Endurance Specialty Holdings Ltd.                   391,620
                                                                 1,400   Everest Re Group Ltd.                               125,342
                                                                41,500   Fidelity National Title Group, Inc. Class A         760,695
                                                                   300   Genworth Financial, Inc. Class A                      6,792
                                                                 4,400   Hartford Financial Services Group, Inc.             333,388
                                                                 7,700   IPC Holdings, Ltd.                                  215,600
                                                                   200   Lincoln National Corp.                               10,400
                                                                   300   Loews Corp.                                          12,066
                                                                 4,200   Marsh & McLennan Cos., Inc.                         102,270
                                                                 6,000   Platinum Underwriters Holdings Ltd.                 194,760
                                                                 2,000   Prudential Financial, Inc.                          156,500
                                                                 3,900   RenaissanceRe Holdings Ltd.                         202,449
                                                                 9,822   The Travelers Cos., Inc.                            469,982
                                                                29,518   XL Capital Ltd. Class A                             872,257
                                                                                                                       -------------
                                                                                                                           7,837,067
                       -------------------------------------------------------------------------------------------------------------
                       Internet & Catalog Retail - 0.0%            600   Expedia, Inc. (b)                                    13,134
                                                                   829   Liberty Media Holding Corp. - Interactive (b)        13,380
                                                                                                                       -------------
                                                                                                                              26,514
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                       Internet Software & Services - 0.2%       1,200   Google, Inc. Class A (b)                         $  528,564
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment & Products - 0.1%         400   Hasbro, Inc.                                         11,160
                                                                16,700   Mattel, Inc.                                        332,330
                                                                                                                       -------------
                                                                                                                             343,490
                       -------------------------------------------------------------------------------------------------------------
                       Life Sciences Tools & Services - 0.2%       400   Applera Corp. - Applied Biosystems Group             13,144
                                                                 4,200   Thermo Fisher Scientific, Inc. (b)                  238,728
                                                                 5,650   Waters Corp. (b)                                    314,705
                                                                                                                       -------------
                                                                                                                             566,577
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.0%                            300   AGCO Corp. (b)                                       17,964
                                                                   200   Cummins, Inc.                                         9,364
                                                                   200   Deere & Co.                                          16,088
                                                                   400   Dover Corp.                                          16,712
                                                                   150   Parker Hannifin Corp.                                10,391
                                                                   200   SPX Corp.                                            20,980
                                                                                                                       -------------
                                                                                                                              91,499
                       -------------------------------------------------------------------------------------------------------------
                       Marine - 0.2%                            48,000   American Commercial Lines, Inc. (b)                 758,400
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.5%                                400   CBS Corp. Class B                                     8,832
                                                                69,617   Comcast Corp. Class A                             1,346,393
                                                                 1,080   Discovery Holding Co. (b)                            22,917
                                                                 1,384   Idearc, Inc.                                          5,038
                                                                    16   Liberty Media Corp. - Entertainment
                                                                         Class A (b)                                             362
                                                                     4   Liberty Media Holding Corp. - Capital (b)                63
                                                                 8,800   Time Warner, Inc.                                   123,376
                                                                 3,727   Viacom, Inc. Class B (b)                            147,664
                                                                 7,632   Virgin Media, Inc.                                  107,382
                                                                                                                       -------------
                                                                                                                           1,762,027
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.9%                      300   AK Steel Holding Corp.                               16,326
                                                                 9,050   Alcoa, Inc.                                         326,343
                                                                 3,000   Freeport-McMoRan Copper & Gold, Inc.
                                                                         Class B                                             288,660
                                                                36,200   Newmont Mining Corp.                              1,639,860
                                                                 6,600   United States Steel Corp.                           837,342
                                                                                                                       -------------
                                                                                                                           3,108,531
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities - 0.0%                    8,800   CMS Energy Corp.                                    119,152
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.0%                     500   Big Lots, Inc. (b)                                   11,150
                                                                   300   Family Dollar Stores, Inc.                            5,850
                                                                                                                       -------------
                                                                                                                              17,000
                       -------------------------------------------------------------------------------------------------------------
                       Office Electronics - 0.1%                24,700   Xerox Corp.                                         369,759
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 3.3%        5,400   Alliance Resource Partners LP                       189,000
                                                                 4,200   Anadarko Petroleum Corp.                            264,726
                                                                 2,600   Apache Corp.                                        314,132
                                                                 9,800   CNX Gas Corp. (b)                                   316,344

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                 8,426   Chevron Corp.                                   $   719,243
                                                                19,050   ConocoPhillips                                    1,451,801
                                                                21,400   Consol Energy, Inc.                               1,480,666
                                                                 7,474   Devon Energy Corp.                                  779,762
                                                                76,500   El Paso Corp.                                     1,272,960
                                                                19,343   Exxon Mobil Corp.                                 1,636,031
                                                                11,400   Foundation Coal Holdings, Inc.                      573,762
                                                                 3,300   Hess Corp.                                          290,994
                                                                 9,100   Marathon Oil Corp.                                  414,960
                                                                 4,000   Murphy Oil Corp.                                    328,560
                                                                   200   Noble Energy, Inc.                                   14,560
                                                                 6,500   Occidental Petroleum Corp.                          475,605
                                                                   410   Patriot Coal Corp. (b)                               19,258
                                                                 9,600   Rosetta Resources, Inc. (b)(d)                      188,832
                                                                 3,150   Stone Energy Corp. (b)                              164,776
                                                                   200   Sunoco, Inc.                                         10,494
                                                                   200   Valero Energy Corp.                                   9,822
                                                                                                                       -------------
                                                                                                                          10,916,288
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.1%            7,700   International Paper Co.                             209,440
                       -------------------------------------------------------------------------------------------------------------
                       Personal Products - 0.1%                  5,200   Avon Products, Inc.                                 205,608
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 3.0%                   14,625   Abbott Laboratories                                 806,569
                                                                89,300   Bristol-Myers Squibb Co.                          1,902,090
                                                                 9,800   Eli Lilly & Co.                                     505,582
                                                                 2,500   Endo Pharmaceuticals Holdings, Inc. (b)              59,850
                                                                 3,700   Forest Laboratories, Inc. (b)                       148,037
                                                                43,400   Johnson & Johnson                                 2,815,358
                                                                 3,800   King Pharmaceuticals, Inc. (b)                       33,060
                                                                22,700   Merck & Co., Inc.                                   861,465
                                                                80,350   Pfizer, Inc.                                      1,681,725
                                                                23,200   Schering-Plough Corp.                               334,312
                                                                26,400   Valeant Pharmaceuticals International (b)           338,712
                                                                13,700   Wyeth                                               572,112
                                                                                                                       -------------
                                                                                                                          10,058,872
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate Investment Trusts             2,617   Ventas, Inc.                                        117,529
                       (REITs) - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate Management &                 15,700   The St. Joe Co.                                     674,001
                       Development - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 2.0%                       40,100   Burlington Northern Santa Fe Corp.                3,698,022
                                                                   300   CSX Corp.                                            16,821
                                                                11,300   Norfolk Southern Corp.                              613,816
                                                                19,200   Union Pacific Corp.                               2,407,296
                                                                                                                       -------------
                                                                                                                           6,735,955
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor           11,900   Applied Materials, Inc.                             232,169
                       Equipment - 0.5%                         58,900   Intel Corp.                                       1,247,502
                                                                   400   Intersil Corp. Class A                               10,268

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                Industry                                 Shares   Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                 3,857   LSI Corp. (b)                                    $   19,092
                                                                   400   Novellus Systems, Inc. (b)                            8,420
                                                                   400   Nvidia Corp. (b)                                      7,916
                                                                 2,400   Texas Instruments, Inc.                              67,848
                                                                                                                       -------------
                                                                                                                           1,593,215
                       -------------------------------------------------------------------------------------------------------------
                       Software - 1.4%                             300   BMC Software, Inc. (b)                                9,756
                                                                37,135   CA, Inc.                                            835,537
                                                                   500   Cadence Design Systems, Inc. (b)                      5,340
                                                               124,600   Microsoft Corp.                                   3,536,148
                                                                 8,900   Novell, Inc. (b)                                     55,981
                                                                   600   Oracle Corp. (b)                                     11,736
                                                                   500   Synopsys, Inc. (b)                                   11,355
                                                                12,900   TIBCO Software, Inc. (b)                             92,106
                                                                                                                       -------------
                                                                                                                           4,557,959
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.0%                   8,000   Circuit City Stores, Inc.                            31,840
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury                  762   Hanesbrands, Inc. (b)                                22,250
                       Goods - 0.0%                             30,700   Unifi, Inc. (b)                                      88,723
                                                                                                                       -------------
                                                                                                                             110,973
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.3%                           14,900   Altria Group, Inc.                                  330,780
                                                                   200   Loews Corp. - Carolina Group                         14,510
                                                                14,900   Philip Morris International, Inc. (b)               753,642
                                                                   300   Reynolds American, Inc.                              17,709
                                                                                                                       -------------
                                                                                                                           1,116,641
                       -------------------------------------------------------------------------------------------------------------
                       Transportation                           19,800   Macquarie Infrastructure Co. LLC                    576,774
                       Infrastructure - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication               44,550   Sprint Nextel Corp.                                 298,040
                       Services - 0.1%                             200   Telephone & Data Systems, Inc.                        7,854
                                                                                                                       -------------
                                                                                                                             305,894
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the United States         91,446,575
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks
                                                                         (Cost - $162,213,520) - 57.4%                   191,739,713
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.5%   Diversified Financial                    12,500   Citigroup, Inc. Series T, 6.50% (e)                 593,500
                       Services - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.1%                          1,500   IPC Holdings, Ltd., 7.25% (e)                        38,883
                                                                 8,100   MetLife, Inc. Series B, 6.375% (e)                  240,570
                                                                                                                       -------------
                                                                                                                             279,453
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.0%          190   El Paso Corp., 4.99% (b)(d)(e)                      257,925
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage                            9   Fannie Mae Series 2004-1, 5.375% (e)                601,875
                       Finance - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Preferred Stocks
                                                                         (Cost - $1,952,125) - 0.5%                        1,732,753
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Country                                                         Shares   Exchange-Traded Funds                           Value
------------------------------------------------------------------------------------------------------------------------------------
United States -                                                 26,400   Consumer Staples Select Sector SPDR Fund         $  735,505
3.5%                                                            26,500   Health Care Select Sector SPDR Fund                 826,005
                                                                12,900   iShares Dow Jones US Telecommunications Sector
                                                                         Index Fund                                          301,473
                                                                 1,000   iShares Dow Jones US Utilities Sector Index Fund     91,970
                                                                 5,500   iShares Silver Trust (b)                            937,255
                                                                69,000   streetTRACKS(R) Gold Trust (b)                    6,236,220
                                                                36,500   Technology Select Sector SPDR Fund                  817,600
                                                                 3,300   Telecom HOLDRs Trust                                107,184
                                                                36,600   Utilities Select Sector SPDR Fund                 1,388,604
                                                                   400   Vanguard Telecommunication Services ETF              24,760
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Exchange-Traded Funds
                                                                         (Cost - $9,569,519) - 3.5%                       11,466,576
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.3%                                                 137,875   Vietnam Enterprise Investments Ltd. -
                                                                         R Shares (b)                                        482,563
                                                               441,100   Vinaland Ltd. (b)                                   604,307
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Mutual Funds
                                                                         (Cost - $1,090,727) - 0.3%                        1,086,870
------------------------------------------------------------------------------------------------------------------------------------
                       Industry                                          Warrants (f)
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%          Metals & Mining - 0.0%                   30,000   Peak Gold Ltd. (expires 4/03/2012)                    4,822
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Warrants in Canada                              4,822
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Diversified Telecommunication               329   AboveNet, Inc. (expires 9/08/2008)                    9,870
                       Services - 0.0%                             387   AboveNet, Inc. (expires 9/08/2010)                   11,610
                                                                                                                       -------------
                                                                                                                              21,480
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest                              475   Mandra Forestry Finance Ltd. (expires 5/15/2013)          0
                       Products - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Warrants in the United States                  21,480
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Warrants
                                                                         (Cost - $88,329) - 0.0%                              26,302
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Par
                                                                  (000)  Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%          Commercial Banks - 0.1%        USD          100   Banco Nacional de Desenvolvimento
                                                                         Economico e Social, 5.33%, 6/16/08 (g)              100,250
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.0%                        100   Cosan Finance Ltd., 7%, 2/01/17 (d)                  92,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Brazil                     192,250
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%          Wireless Telecommunication     CAD          100   Rogers Wireless Communications, Inc.,
                       Service  0.0%                                     7.625%, 12/15/11                                    105,671
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Canada                     105,671
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Par
Country                Industry                                  (000)   Corporate Bonds                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.3%           Electric Utilities - 0.3%         USD     1,024   Empresa Electrica del Norte Grande
                                                                         SA, 7%, 11/05/17 (h)                              $ 972,631
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Chile                      972,631
------------------------------------------------------------------------------------------------------------------------------------
China - 0.2%           Automobiles - 0.1%                          310   Brilliance China Finance Ltd., 0%,
                                                                         6/07/11 (f)(i)                                      349,525
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%              HKD       175   Chaoda Modern Agriculture Holdings
                                                                         Ltd., 7.75%, 2/08/10                                166,250
                                                                 1,650   Chaoda Modern Agriculture Holdings
                                                                         Ltd., 0%, 5/08/11 (e)(i)                            302,644
                                                                                                                       -------------
                                                                                                                             468,894
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in China                      818,419
------------------------------------------------------------------------------------------------------------------------------------
Europe - 0.7%          Commercial Banks - 0.7%           BRL       500   European Investment Bank, 0%, 5/01/08 (i)           280,845
                                                                 1,850   European Investment Bank, 0%, 9/12/08 (d)(i)        999,400
                                                                 2,200   European Investment Bank, 0%, 9/21/10 (d)(i)        924,035
                                                         EUR       197   European Investment Bank
                                                                         Series 1158/0100, 3.625%, 10/15/11                  309,364
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Europe                   2,513,644
------------------------------------------------------------------------------------------------------------------------------------
France - 0.1%          Commercial Banks - 0.1%                     200   ERAP, 3.375%, 4/25/08                               315,604
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in France                     315,604
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%         Commercial Banks - 0.2%           GBP       250   KfW - Kreditanstalt fuer
                                                                         Wiederaufbau, 4.50%, 12/07/08                       493,348
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Germany                    493,348
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.2%       Hotels, Restaurants &             CNY       900   FU JI Food and Catering Services
                       Leisure - 0.0.%                                   Holdings Ltd., 0%, 10/18/10 (e)(i)                   97,547
                       -------------------------------------------------------------------------------------------------------------
                       Industrial                        USD       250   Hutchison Whampoa International 03/33
                       Conglomerates - 0.1%                              Ltd., 5.45%, 11/24/10                               255,775
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate Management &                    200   Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (e)     239,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Hong Kong                  592,322
------------------------------------------------------------------------------------------------------------------------------------
India - 0.8%           Automobiles - 0.1%                          270   Tata Motors Ltd., 1%, 4/27/11 (e)                   312,625
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.0%                             30   McDowell & Co. Ltd., 2%, 3/30/11 (e)                 60,600
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.2%                      200   Gujarat NRE Coke Ltd., 0%, 4/12/11 (e)(i)           460,000
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage                          200   Housing Development Finance Corp., 0%,
                       Finance - 0.1%                                    9/27/10 (e)(i)                                      362,750
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.1%        200   Punj Lloyd Ltd., 0%, 4/08/11 (e)(i)                 260,000
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                  800   Reliance Communications Ltd., 0%,
                       Services - 0.3%                                   3/01/12 (e)(i)                                      860,880
                                                                   175   Reliance Communications Ltd., 0%,
                                                                         5/10/11 (e)(i)                                      223,344
                                                                                                                       -------------
                                                                                                                           1,084,224
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in India                    2,540,199
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Par
Country                Industry                                   (000)  Corporate Bonds                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%           Commercial Banks - 0.2%           JPY    25,000   The Bank of Kyoto Ltd. Series 1,
                                                                         1.90%, 9/30/09 (e)                                $ 479,219
                                                                 6,000   The Mie Bank Ltd., 1%, 10/31/11 (e)                  63,052
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Japan                      542,271
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.8%        Diversified Financial             USD       300   Feringghi Capital Ltd., 0%,
                       Services - 0                                      12/22/09 (e)(i)                                     348,000
                                                         MYR       825   Johor Corp., 1%, 7/31/09 (h)                        312,099
                                                                                                                       -------------
                                                                                                                             660,099
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication     USD       900   Rafflesia Capital Ltd., 1.25%,
                       Services - 0.3%                                   10/04/11 (e)(g)                                   1,083,467
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants &             MYR       780   Berjaya Land Bhd, 8%, 8/15/11 (e)                   254,838
                       Leisure - 0.                                            230   Resorts World Bhd, 0%,
                                                                         9/19/08 (e)(i)                                       88,448
                                                                                                                       -------------
                                                                                                                             343,286
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities - 0.2%            USD       500   YTL Power Finance Cayman Ltd.,
                                                                         0%, 5/09/10 (e)(i)                                  634,105
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Malaysia                 2,720,957
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.0%     Semiconductors & Semiconductor              100   ASM International NV, 4.25%, 12/06/11 (d)(e)        105,125
                       Equipment - 0.0%                             30   ASM International NV, 4.25%, 12/06/11 (e)            33,125
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in the Netherlands            138,250
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.3%       Oil, Gas & Consumable Fuels - 0.1%          200   Enercoal Resources Series BUMI, 0%,
                                                                         6/22/12 (e)(i)                                      370,000
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate Management &          SGD       500   CapitaLand Ltd., 2.10%, 11/15/16 (e)                390,894
                       Development - 0.2%                          200   Keppel Land Ltd., 2.50%, 6/23/13 (e)                154,635
                                                                                                                       -------------
                                                                                                                             545,529
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Singapore                  915,529
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.1%     Wireless Telecommunication        USD       350   LG Telecom Ltd., 8.25%, 7/15/09 (d)                 363,480
                       Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in South Korea                363,480
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%          Diversified Financial             TRY       504   Svensk Exportkredit AB, 10.50%, 9/29/15             357,818
                       Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Sweden                     357,818
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.0%          Insurance - 0.0%                  USD        20   Shin Kong Financial Holding Co.                      21,136
                                                                         Ltd., 0%, 6/17/09 (e)(i)
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Taiwan                      21,136
------------------------------------------------------------------------------------------------------------------------------------
Unites Arab            Oil, Gas & Consumable                       920   Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (e)            911,996
Emirates - 0.6%        Fuels - 0.2%
                       -------------------------------------------------------------------------------------------------------------


BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Par
Country                Industry                                   (000)  Corporate Bonds                                Value
------------------------------------------------------------------------------------------------------------------------------------
                       Real Estate Management &          USD       700   Aldar Funding Ltd., 5.767%,
                       Development - 0.4%                                11/10/11 (e)                                     $1,232,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in the
                                                                         United Arab Emirates                              2,143,996
------------------------------------------------------------------------------------------------------------------------------------
United States -        Airlines - 0.0%                             136   Northwest Airlines, Inc. Series 1999-3-B,
1.3%                                                                     9.485%, 10/01/16 (j)                                 22,406
                       -------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.0%                          157   General Motors Corp., 8.25%, 7/15/23                109,900
                       -------------------------------------------------------------------------------------------------------------
                       Biotechnology - 0.0%                         60   Cell Genesys, Inc., 3.125%, 11/01/11 (e)             40,050
                                                                    80   Nabi Biopharmaceuticals, 2.875%, 4/15/25 (e)         71,400
                                                                                                                       -------------
                                                                                                                             111,450
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.1%                     150   Preferred Term Securities XXIV,
                                                                         Ltd., 5.965%, 3/22/37 (d)(e)                        108,000
                                                                   300   Preferred Term Securities XXV, Ltd.,
                                                                         5.758%, 6/22/37 (e)                                 237,000
                                                                   140   Preferred Term Securities XXVI, Ltd.,
                                                                         6.191%, 9/22/37 (e)                                 107,800
                                                                   100   Preferred Term Securities XXVII, Ltd.,
                                                                         6.29%, 12/22/37 (e)                                  92,000
                                                                                                                       -------------
                                                                                                                             544,800
                       -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.0%               150   Crown Cork & Seal Co., Inc., 7.50%, 12/15/96        118,500
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial             JPY   119,000   General Electric Capital Corp., 0.963%,
                       Services - 0.4%                                   1/15/10 (g)                                       1,193,804
                                                         USD        40   Triad Acquisition Corp.
                                                                         Series B, 11.125%, 5/01/13                           22,400
                                                                                                                       -------------
                                                                                                                           1,216,204
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.2%                        425   IOI Capital Bhd Series IOI, 0%,
                                                                         12/18/11 (e)(i)                                     685,313
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers &                     200   Tenet Healthcare Corp., 9.25%, 2/01/15              187,000
                       Services - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants                          90   Uno Restaurant Corp., 10%, 2/15/11 (d)               36,000
                       & Leisure - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Independent Power                 GBP        84   The AES Corp., 8.375%, 3/01/11                      163,375
                       Producers & Energy                USD       490   Calpine Generating Co. LLC, 9.07%, 4/01/09 (j)            0
                       Traders - 0.1%                              250   Calpine Generating Co. LLC, 11.07%, 4/01/10 (j)      10,313
                                                                                                                       -------------
                                                                                                                             173,688
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                       125   McMoRan Exploration Co., 5.25%, 10/06/11 (d)(e)     153,125
                       Fuels - 0.1%                                200   McMoRan Exploration Co., 5.25%, 10/06/11 (e)        245,000
                                                                                                                       -------------
                                                                                                                             398,125
                       -------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Par
Country                Industry                                   (000)  Corporate Bonds                                Value
------------------------------------------------------------------------------------------------------------------------------------
                       Paper & Forest                    USD       475   Mandra Forestry, 12%, 5/15/13 (c)(d)             $  503,500
                       Products - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                  350   Nextel Communications, Inc., 5.25%,
                       Services - 0.1%                                   1/15/10 (e)                                         321,125
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in the
                                                                         United States                                     4,428,011
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds
                                                                         (Cost - $17,323,806) - 6.0%                      20,175,536
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Asset-Backed Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                               100,000   Latitude CLO Ltd. Series 2005-1I
                                                                         Class SUB, 13%, 12/15/17                             72,154
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Asset-Backed Securities
                                                                         (Cost - $95,808) - 0.0%                              72,154
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                                         AUD       435   Australian Government Bond, 8.75%,
                                                                         8/15/08                                             400,562
                                                                   875   Australian Government Bond
                                                                         Series 121, 5.25%, 8/15/10                          782,969
                                                                   473   Australian Government Bond
                                                                         Series 217, 6%, 2/15/17                             430,771
                                                                   435   Australian Government Bond
                                                                         Series 909, 7.50%, 9/15/09                          404,125
                                                         MYR     2,500   Bank Negara Malaysia Monetary Note, 0%,
                                                                         4/01/08 (i)                                         781,918
                                                         BRL       275   Brazil Notas do Tesouro Nacional
                                                                         Series F, 10%, 1/01/12                              141,793
                                                                   318   Brazil Notas do Tesouro Nacional
                                                                         Series F, 10%, 1/01/17                              150,652
                                                         EUR     3,100   Bundesrepublik Deutschland, 4%, 7/04/16           4,927,522
                                                                 2,280   Bundesrepublik Deutschland, 4.25%, 7/04/17        3,699,560
                                                                   300   Caisse d'Amortissement de la Dette
                                                                         Sociale, 3.25%, 4/25/13                             459,660
                                                                   375   Caisse d'Amortissement de la Dette
                                                                         Sociale, 4%, 10/25/14                               589,915
                                                         CAD       895   Canadian Government Bond, 4%, 9/01/10               899,665
                                                                   275   Canadian Government Bond, 4%, 6/01/16               281,213
                                                         ISK    27,000   Iceland Rikisbref, 7.25%, 5/17/13                   290,443
                                                         JPY    91,668   Japanese Government CPI Linked Bond
                                                                         Series 5, 0.80%, 9/10/15                            905,740
                                                                77,979   Japanese Government CPI Linked Bond
                                                                         Series 6, 0.80%, 12/10/15                           768,214
                                                               289,141   Japanese Government CPI Linked Bond
                                                                         Series 7, 0.80%, 3/10/16                          2,842,680
                                                         MYR     2,488   Malaysia Government Bond, 0%, 8/28/08 (i)           767,265

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Par
                                                                  (000)  Foreign Government Obligations                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                         MYR       300   Malaysia Government Bond, 0%, 9/04/08 (i)        $   92,451
                                                                 3,150   Malaysia Government Bond, 3.756%, 4/28/11           993,712
                                                                 1,800   Malaysia Government Bond
                                                                         Series 3/06, 3.869%, 4/13/10                        567,575
                                                         EUR       475   Netherlands Government Bond, 3.75%, 7/15/14         748,357
                                                         NZD       425   New Zealand Government Bond
                                                                         Series 216, 4.50%, 2/14/16                          445,466
                                                         PLN     2,250   Poland Government Bond, 3%, 8/24/16               1,030,909
                                                         SEK     7,875   Sweden Government Bond
                                                                         Series 3101, 4%, 12/01/08                         1,620,764
                                                         EUR     1,050   Unedic, 3.50%, 9/18/08                            1,648,772
                                                         GBP     2,160   United Kingdom Gilt, 4.25%, 3/07/11               4,329,988
                                                                 1,100   United Kingdom Gilt, 4%, 9/07/16                  2,153,063
                                                                 1,628   United Kingdom Kilt, 5%, 3/07/18                  3,398,939
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Foreign Government Obligations
                                                                         (Cost - $33,036,362) - 10.9%                     36,554,663
------------------------------------------------------------------------------------------------------------------------------------
Country                                                                  U.S. Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
United States - 15.3%                                    USD     1,100   Freddie Mac, 6.625%, 9/15/09                      1,168,342
                                                                 3,064   U.S. Treasury Inflation Indexed
                                                                         Bonds, 0.875%, 4/15/10                            3,135,117
                                                                 9,596   U.S. Treasury Inflation Indexed
                                                                         Bonds, 2.375%, 4/15/11 (k)                       10,309,812
                                                                 3,559   U.S. Treasury Inflation Indexed
                                                                         Bonds, 1.875%, 7/15/15                            3,841,628
                                                                 9,846   U.S. Treasury Inflation Indexed
                                                                         Bonds, 2%, 1/15/16                               10,676,461
                                                                 5,437   U.S. Treasury Inflation Indexed
                                                                         Bonds, 2.50%, 7/15/16                             6,125,021
                                                                   509   U.S. Treasury Inflation Indexed
                                                                         Bonds, 2.625%, 7/15/17                              580,187
                                                                 3,140   U.S. Treasury Inflation Indexed
                                                                         Bonds, 2.375%, 1/15/27                            3,427,024
                                                                 1,446   U.S. Treasury Notes, 4.625%, 7/31/09              1,504,518
                                                                 1,200   U.S. Treasury Notes, 2.125%, 1/31/10 (k)          1,210,219
                                                                 4,850   U.S. Treasury Notes, 4.875%, 5/31/11              5,293,319
                                                                 2,775   U.S. Treasury Notes, 4.625%, 2/29/12              3,027,134
                                                                   551   U.S. Treasury Notes, 2%, 4/15/12                    593,467
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total U.S. Government Obligations
                                                                         (Cost - $45,211,245) - 15.3%                     50,892,249
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Par
Country                                                           (000)  Structured Notes                                Value
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.0%                                            BRL     4,989   JPMorgan Chase & Co. (NTN - B Linked Notes),
                                                                         6%, 8/15/10 (l)                                 $ 2,712,484
                                                                 1,108   JPMorgan Chase & Co. (NTN - B Linked Notes),
                                                                         6%, 8/17/10 (l)                                     602,508
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Structured Notes in Brazil                  3,314,992
------------------------------------------------------------------------------------------------------------------------------------
Europe - 0.7%                                            USD     1,230   Goldman Sachs & Co. (Dow Jones
                                                                         EURO STOXX 50(R) Index Linked Notes),
                                                                         6/20/08 (g)(l)                                    1,130,675
                                                                 1,230   JPMorgan Chase & Co. (Dow Jones
                                                                         EURO STOXX 50(R) Index Linked Notes),
                                                                         6/17/08 (g)(l)                                    1,148,820
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Structured Notes in Europe                  2,279,495
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.2%                                                      544   UBS AG (Total Return TWD Linked Notes),
                                                                         12/01/10 (l)                                        550,757
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Structured Notes in Taiwan                    550,757
------------------------------------------------------------------------------------------------------------------------------------
United States - 1.8%                                     USD     2,000   JPMorgan Chase & Co. (Bearish Buffered
                                                                         Return Enhanced Notes Linked Inversely
                                                                         to the S&P 500), 5/04/09 (m)                      2,427,400
                                                                 2,138   Morgan Stanley (Bear Market PLUS
                                                                         S&P 500 Linked Notes), 5/07/09 (m)                2,544,861
                                                                   800   UBS AG (Gold Linked Notes),
                                                                         3/23/09 (m)                                       1,011,360
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Structured Notes in the
                                                                         United States                                     5,983,621
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Structured Notes
                                                                         (Cost - $10,599,987) - 3.7%                      12,128,865
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Fixed Income Securities
                                                                         (Cost - $106,267,208) - 35.9%                   119,823,467
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.1%        Foreign Commercial                MYR     1,000   Bank Negara Malaysia Monetary
                       Paper - 0.1%                                      Notes Series 3707, 0%, 9/23/08 (i)                  307,623
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in Malaysia             307,623
------------------------------------------------------------------------------------------------------------------------------------
United States -        U.S.Government                    USD     1,850   Fannie Mae, 5.125%, 7/13/09                       1,905,511
1.1%                   Obligations - 1.1%                        1,880   Freddie Mac, 4.25%, 7/15/09                       1,920,189
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in the
                                                                         United States                                     3,825,700
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $4,133,422) - 1.2%                        4,133,323
------------------------------------------------------------------------------------------------------------------------------------
                                                             Contracts   Options Purchased
------------------------------------------------------------------------------------------------------------------------------------
                       Call Options Purchased                      150   Bristol-Myers Squibb Co.,
                                                                         expiring January 2009 at USD 35                       1,200
                                                                    87   General Motors Corp.,
                                                                         expiring January 2010 at USD 50                       5,351

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                            Contracts   Options Purchased                               Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   84   General Motors Corp.,                          $      2,730
                                                                        expiring January 2010 at USD 60
                                                                   22   Medtronic, Inc., expiring
                                                                        January 2009 at USD 50                                7,920
                                                                   71   Medtronic, Inc., expiring
                                                                        January 2009 at USD 60                                5,857
                                                                                                                       -------------
                                                                                                                             23,058
                       -------------------------------------------------------------------------------------------------------------
                       Put Options Purchased                      140   Bed Bath & Beyond, Inc.,
                                                                        expiring May 2008 at USD 25                           9,800
                                                                  138   Bed Bath & Beyond, Inc.,
                                                                        expiring August 2008 at USD 25                       22,080
                                                                  128   Best Buy Co., Inc., expiring
                                                                        June 2008 at USD 40                                  35,840
                                                                  146   Carnival Corp., expiring
                                                                        April 2008 at USD 40                                 18,615
                                                                   33   Carnival Corp., expiring
                                                                        April 2008 at USD 42.5                                8,828
                                                                  262   Kohl's Corp., expiring July 2008
                                                                        at USD 40                                            86,460
                                                                  140   Masco Corp., expiring April 2008
                                                                        at USD 20                                            15,050
                                                                  145   Royal Caribbean Cruises Ltd.,
                                                                        expiring June 2008 at USD 35                         66,700
                                                                   50   Russell 2000 Index, expiring
                                                                        September 2008 at USD 670                           250,000
                                                                  100   The Sherwin-Williams Co.,
                                                                        expiring June 2008 at USD 50                         34,500
                                                                   23   Simon Property Group, Inc.,
                                                                        expiring April 2008 at USD 75                           805
                                                                  259   Staples, Inc., expiring June 2008
                                                                        at USD 20                                            27,195
                                                                  139   Williams-Sonoma, Inc., expiring
                                                                        April 2008 at USD 20                                  2,432
                                                                  263   Yahoo! Inc., expiring July 2008 at
                                                                        USD 25                                               28,141
                                                                                                                       -------------
                                                                                                                            606,446
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Options Purchased
                                                                        (Premiums Paid - $756,426) - 0.2%                   629,504
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments Before Investments
                                                                        Sold Short and Options Written
                                                                        (Cost - $286,071,276*) - 99.0%                  330,539,245
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares   Investments Sold Short
------------------------------------------------------------------------------------------------------------------------------------
                                                              (34,900)  Bed Bath & Beyond, Inc.                          (1,029,550)
                                                              (13,200)  Best Buy Co., Inc.                                 (547,272)
                                                               (4,000)  Black & Decker, Corp.                              (264,400)
                                                              (17,700)  CBS CORP NEW                                       (390,816)
                                                              (20,500)  Carnival Corp.                                     (829,840)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares   Investments Sold Short                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                              (26,400)  D.R. Horton, Inc.                              $   (415,800)
                                                             (188,867)  iShares Russell 2000 Index Fund                 (12,939,278)
                                                              (13,500)  Kohl's Corp.                                       (579,015)
                                                              (22,200)  Leggett & Platt, Inc.                              (338,550)
                                                               (8,200)  MGM Mirage                                         (481,914)
                                                              (47,900)  Masco Corp.                                        (949,857)
                                                              (10,300)  Sherwin Williams Co.                               (525,712)
                                                              (18,200)  Staples, Inc.                                      (402,402)
                                                              (22,500)  Williams-Sonoma, Inc.                              (545,400)
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Investments Sold Short
                                                                        (Proceeds - $21,295,269) - (6.1%)               (20,239,806)
------------------------------------------------------------------------------------------------------------------------------------
                                                            Contracts   Options Written
------------------------------------------------------------------------------------------------------------------------------------
                       Call Options Written                        18   American Commercial Lines, Inc.,
                                                                        expiring June 2008 at USD 20                           (855)
                                                                  100   American Commercial Lines, Inc.,
                                                                        expiring June 2008 at USD 22.5                       (1,750)
                                                                    9   American Commercial Lines, Inc.,
                                                                        expiring January 2009 at USD 20                      (1,575)
                                                                  116   Burlington Northern Santa Fe Corp.,
                                                                        expiring January 2009 at USD 90                    (136,300)
                                                                   80   Circuit City Stores, Inc.,
                                                                        expiring January 2009 at USD  5                      (7,000)
                                                                  307   Comcast Corp. Class A, expiring
                                                                        April 2008 at USD 27.5                               (1,535)
                                                                   63   Consol Energy, Inc., expiring
                                                                        January 2009 at USD 45                             (175,770)
                                                                  111   Corning, Inc., expiring
                                                                        January 2009 at USD 25                              (33,300)
                                                                  151   Corning, Inc., expiring
                                                                        January 2009 at USD 30                              (18,875)
                                                                  111   The Dow Chemical Co.,
                                                                        expiring January 2009 at USD 35                     (52,725)
                                                                   63   E.I. du Pont de Nemours & Co.,
                                                                        expiring January 2009 at USD 45                     (35,595)
                                                                   14   Foster Wheeler Ltd., expiring
                                                                        January 2009 at USD 67.5                            (10,220)
                                                                   71   General Motors Corp., expiring
                                                                        June 2008 at USD 25                                  (5,254)
                                                                   70   General Motors Corp., expiring
                                                                        January 2009 at USD 30                               (9,695)
                                                                  112   Kraft Foods, Inc., expiring
                                                                        January 2009 at USD 30                              (35,840)
                                                                   92   Lexmark International, Inc. Class A,
                                                                        expiring January 2009 at USD 35                     (28,520)
                                                                  167   Mattel, Inc., expiring
                                                                        January 2009 at USD 17.5                            (64,295)
                                                                   63   Norfolk Southern Corp., expiring
                                                                        January 2009 at USD 55                              (40,635)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                           Contracts   Options Written                                 Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                 187   Panera Bread Co. Class A,
                                                                       expiring January 2009 at USD 40                   $ (143,990)
                                                                  52   Polycom, Inc., expiring
                                                                       January 2009 at USD 25                               (14,430)
                                                                 189   Polycom, Inc., expiring
                                                                       January 2009 at USD 30                               (24,570)
                                                                  72   The St. Joe Co., expiring
                                                                       January 2009 at USD 35                               (69,840)
                                                                  49   The St. Joe Co., expiring
                                                                       January 2009 at USD 40                               (32,095)
                                                                  10   The St. Joe Co., expiring
                                                                       January 2009 at USD 45                                (4,100)
                                                                  16   State Street Corp., expiring
                                                                       May 2008 at USD 75                                   (12,800)
                                                                  16   State Street Corp., expiring
                                                                       May 2008 at USD 80                                    (8,160)
                                                                  38   Unilever NV, expiring
                                                                       January 2009 at USD 30                               (19,000)
                                                                  32   United States Steel Corp.,
                                                                       expiring January 2009 at USD 110                    (102,720)
                                                                 150   Valeant Pharmaceuticals International,
                                                                       expiring January 2009 at USD 12.5                    (30,750)
                                                                 114   Valeant Pharmaceuticals International,
                                                                       expiring January 2009 at USD 15                      (11,685)
                                                                  98   Xerox Corp., expiring January
                                                                       2009 at USD 20                                        (3,185)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (1,137,064)
------------------------------------------------------------------------------------------------------------------------------------
                       Put Options Written                        50   Russell 2000 Index, expiring
                                                                       September 2008 at USD 550                            (77,750)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Options Written
                                                                       (Premiums Received - $1,028,841) - (0.4%)         (1,214,814)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments, Net of Investments
                                                                       Sold Short and Options Written
                                                                       (Cost - $263,747,166)  - 92.5%                    309,084,625
                                                                       Other Assets Less Liabilities - 7.5%               24,898,132
                                                                                                                       -------------
                                                                       Net Assets - 100.0%                             $ 333,982,757
                                                                                                                       =============

 * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:
        Aggregate cost                                          $288,710,332
                                                             ===============
        Gross unrealized appreciation                           $ 54,362,096
        Gross unrealized depreciation                            (12,533,183)
                                                             ---------------
         Net unrealized appreciation                            $ 41,828,913
                                                             ===============

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio Schedule of Investments as of March 31, 2008 (Unaudited)

      (a)   Depositary receipts.

      (b)   Non-income producing security.

      (c)   Issued with warrants.

      (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

      (e)   Convertible security.

      (f) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

      (g)   Floating rate security. Rate shown is as of report date.

      (h)   Represents a step bond.

      (i)   Represents a zero coupon bond.

      (j) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

      (k) All or a portion of security, with a market value of $2,082,900 have been pledged as collateral in connection with open financial futures contracts.

      (l) Security represents an index linked note. The value of the investment is derived from the price fluctuations in the underlying index.

      (m) Security represents an index linked note. The value of the investment is inversely derived from the price fluctuations in the underlying index.

      o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

      o Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                                     Net
                                  Activity                   Interest
Affiliate                           (000)                     Income
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
Money Market Series                   -                        $ 12
--------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
 o    Forward foreign exchange contracts as of March 31,2008 were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Unrealized
                 Currency                                  Currency                 Settlement         Appreciation
                Purchased                                    Sold                      Date           (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
        BRL                    6,415,470         USD                 3,687,052        4/02/08           $ (32,406)
        CHF                      182,964         USD                   185,055        4/02/08                (819)
        EUR                      932,467         USD                 1,468,845        4/02/08               3,206
        JPY                   78,535,200         USD                   800,000        4/02/08             (12,024)
        USD                    3,770,424         BRL                 6,415,470        4/02/08             115,778
        USD                    1,788,755         EUR                 1,133,400        4/02/08                (503)
        CHF                    2,276,937         GBP                 1,066,981        4/03/08             175,637
        CHF                    2,954,129         GBP                 1,383,000        4/03/08             230,485
        CHF                    3,035,451         USD                 3,063,946        4/03/08              (7,378)
        EUR                    4,966,103         USD                 7,826,721        4/03/08              12,855
        JPY                   75,597,401         EUR                   490,464        4/03/08             (15,658)
        USD                    1,163,807         AUD                 1,256,811        4/03/08              15,601
        USD                    6,027,243         GBP                 2,988,036        4/03/08              98,280
        USD                      600,377         HKD                 4,676,280        4/03/08                (567)
        USD                      200,000         TRY                   252,700        4/03/08              10,816
        USD                      733,299         TRY                   879,886        4/03/08              74,572
        CHF                    2,574,406         USD                 2,414,336        4/04/08             177,987
        EUR                      399,255         USD                   629,011        4/04/08               1,242
        EUR                    3,460,200         USD                 5,444,019        4/04/08              18,153
        JPY                   63,055,900         USD                   594,021        4/04/08              38,728
        JPY                  156,996,400         USD                 1,477,669        4/04/08              97,746
        JPY                  270,071,469         USD                 2,779,800        4/04/08             (69,708)
        JPY                  843,194,445         USD                 7,977,492        4/04/08             483,731
        MYR                      322,720         USD                   102,386        4/04/08              (1,491)
        USD                      413,485         EUR                   274,184        4/04/08             (19,333)
        USD                    5,559,600         JPY               540,204,094        4/04/08             138,801
        USD                      699,815         KRW               662,585,000        4/04/08              30,619
        USD                      400,000         MXN                 4,351,080        4/04/08              (8,593)
        USD                      289,395         ZAR                 2,333,640        4/04/08               1,903
        CHF                      527,325         EUR                   336,519        4/10/08                (105)
        CHF                    1,910,532         GBP                   962,000        4/10/08              15,988
        CHF                    2,797,981         GBP                 1,406,268        4/10/08              28,541
        CHF                      769,938         USD                   776,202        4/10/08                (884)
        SGD                    3,727,199         USD                 2,708,720        4/10/08                 655
        AUD                      107,330         USD                    99,760        4/11/08              (1,799)
        CHF                      313,482         HUF                51,273,000        4/11/08               5,586
        CHF                      201,548         USD                   200,000        4/11/08               2,958
        EUR                      286,296         ISK                29,293,807        4/11/08              65,287
        IDR                3,672,300,000         USD                   398,730        4/11/08                (150)
        JPY                   73,666,973         NZD                   892,430        4/11/08              39,237
        NOK                    4,813,607         USD                   937,229        4/11/08               7,193
        SEK                    2,519,470         USD                   411,275        4/11/08              12,541
        SGD                      569,020         USD                   410,252        4/11/08               3,398
        USD                      204,399         CHF                   201,548        4/11/08               1,442
        USD                    1,114,285         GBP                   560,128        4/11/08               3,488

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Unrealized
                 Currency                                  Currency                 Settlement          Appreciation
                Purchased                                    Sold                      Date            (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
        USD                    2,706,685         CAD                 2,677,287        4/11/08            $ 98,924
        JPY                   78,535,200         USD                   790,832        4/16/08              (2,145)
        USD                      318,885         EUR                   200,933        4/16/08               1,827
        JPY                  250,851,000         USD                 2,454,787        4/17/08              64,537
        JPY                  598,024,000         USD                 5,855,632        4/17/08             150,388
        USD                      308,805         GBP                   153,406        4/17/08               4,718
        USD                      411,679         GBP                   204,470        4/17/08               6,371
        USD                    1,100,000         JPY               110,167,200        4/17/08              (6,421)
        INR                    6,528,000         USD                   150,000        4/23/08              12,326
        USD                      700,000         INR                28,226,100        4/23/08              (1,873)
        USD                      500,000         CLP                   219,410        4/24/08              (1,568)
        USD                    3,664,517         BRL                 6,415,470        5/05/08              32,965
        VND                2,552,586,000         USD                   159,000        5/08/08              (2,014)
        AED                    1,266,825         USD                   347,924        5/15/08              (1,451)
        USD                      900,000         VND            14,355,000,000        5/21/08              17,159
        VND                4,193,750,000         USD                   262,000        5/21/08              (4,082)
        AED                      622,913         USD                   175,000       11/24/08              (1,866)
      ------------------------------------------------------------------------------------------------------------------------------
        Total Unrealized Appreciation on Forward
        Foreign Exchange Contracts - Net
                                                                                                      $ 2,108,831
                                                                                                     ==============

 o      Swaps outstanding as of March 31, 2008 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                     Notional                  Unrealized
                                                                                      Amount                  Appreciation
                                                                                       (000)                 (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
        Bought credit default protection on United Mexican States
        and pay 1.12%
        Broker, Credit Suisse First Boston
        Expires  May 2010                                                         USD          140                $ (1,273)

        Receive a fixed rate of 2.675% and pay a floating rate
        based on 3-month USD LIBOR
        Broker, Morgan Stanley Capital Services Inc.
        Expires May 2010                                                          USD        3,800                  16,864

        Receive a fixed rate of 3.62% and pay a floating rate
        based on 6-month EURO EURIBOR - Telerate
        Broker, Morgan Stanley Capital Services Inc.
        Expires May 2010                                                          EUR        4,367                 (47,530)

        Receive a fixed rate of 4.855% and pay a floating rate
        based on 6-month USD LIBOR plus 24.2 bps
        Broker, Morgan Stanley Capital Services Inc.
        Expires May 2010                                                          GBP        4,636                 (11,111)

        Receive a fixed rate of 4.65% and pay a floating rate based on 6-month British Pound Sterling LIBOR
        Broker, Morgan Stanley Capital Services Inc.
        Expires May 2010                                                          GBP        4,606                 (28,811)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
 o      Swaps outstanding as of March 31, 2008 were as follows:
      ------------------------------------------------------------------------------------------------------------------------------
                                                                                     Notional                 Unrealized
                                                                                      Amount                 Appreciation
                                                                                       (000)                (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
        Bought credit default protection on
        DaimlerChrysler NA Holding Corp. and pay 0.53%
        Broker, JPMorgan Chase
        Expires June 2011                                                         EUR          122                $  1,181

        Bought credit default protection on Carnival Corp. and
        pay 0.25%
        Broker, JPMorgan Chase
        Expires September 2011                                                    USD          185                   4,633

        Bought credit default protection on Whirlpool Corp. and
        pay 0.48%
        Broker, JPMorgan Chase
        Expires September 2011                                                    USD           50                     603

        Bought credit default protection on McDonald's Corp. and pay 0.16%
        Broker, JPMorgan Chase
        Expires September 2011                                                    USD           50                     259

        Bought credit default protection on JC Penney Corp., Inc. and pay 0.53%
        Broker, JPMorgan Chase
        Expires September 2011                                                    USD           50                   2,920

        Sold credit default protection on General Motors Corp. and receive 7.15%
        Broker, Deutsche Bank AG London
        Expires September 2012                                                    USD          100                 (11,635)

        Sold credit default protection on General Motors Corp. and receive 6.95%
        Broker, Morgan Stanley Capital Services Inc.
        Expires September 2012                                                    USD          100                 (12,186)

        Bought credit default protection on Dow Jones CDX North America
        High Yield Index Series 9 and pay 3.75%
        Broker, Morgan Stanley Capital Services Inc.
        Expires December 2012                                                     USD          352                  (4,371)

        Bought credit default protection on Dow Jones CDX North America
        High Yield Index Series 9-V2 and pay 3.75%
        Broker, Morgan Stanley Capital Services Inc.
        Expires December 2012                                                     USD          345                  (3,356)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
 o      Swaps outstanding as of March 31, 2008 were as follows:
      ------------------------------------------------------------------------------------------------------------------------------
                                                                                     Notional                  Unrealized
                                                                                      Amount                  Appreciation
                                                                                       (000)                 (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
        Sold credit default protection on Dow Jones CDX North America
        Investment Grade Index Calls 9.V1 and receive 0.6%
        Broker, Morgan Stanley Capital Services Inc.
        Expires December 2012                                                     USD          289               $    (370)

        Pay a fixed rate of 4.255% and receive a floating rate
        based on 3-month USD LIBOR
        Broker, Morgan Stanley Capital Services Inc.
        Expires May 2018                                                          USD          880                 (11,026)

        Pay a fixed rate of 4.30% and receive a floating rate based on 6-month EURO EURIBOR - Telerate
        Broker, Morgan Stanley Capital Services Inc.
        Expires May 2018                                                          EUR        1,011                   8,360

        Pay a fixed rate of 5.0975% and receive a floating rate based on 6-month USD LIBOR plus 24.2 bps
        Broker, Morgan Stanley Capital Services Inc.
        Expires May 2018                                                          GBP        1,094                 (13,242)

        Pay a fixed rate of 4.91% and receive a floating rate based on
        6-month British Pound Sterling LIBOR
        Broker, Morgan Stanley Capital Services Inc.
        Expires May 2018                                                          GBP        1,101                   2,310

        Bought credit default protection on CMBX North America
        Series 4AAA and pay 2.05%
        Broker, Morgan Stanley Capital Services Inc.
        Expires February 2051                                                     USD          175                  (7,760)

        Bought credit default protection on CMBX North America
        Series 4AAA and pay 0.35%
        Broker, Morgan Stanley Capital Services Inc.
        Expires February 2051                                                     USD          341                 (16,216)
      ------------------------------------------------------------------------------------------------------------------------------
        Total                                                                                                    $(131,757)
                                                                                                               ============

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
 o      Financial futures contracts purchased as of March 31, 2008 were as follows:
      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
                                                                  Expiration           Face              Appreciation
        Contracts             Issue                Exchange          Date              Value            (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
             1             EuroDollar Future        Chicago     September 2008      $   237,901            $ 6,862
            15                S & P Index           Detroit        June 2008        $ 4,894,515             70,485
            69                  2-Year
                           U.S. Treasury Bond       Chicago        June 2008        $14,871,673            (60,392)
      ------------------------------------------------------------------------------------------------------------------------------
            Total Unrealized Appreciation - Net                                                           $ 16,955
                                                                                                        ===========

 o        Financial futures contracts sold as of March 31, 2008 were as follows:
      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
                                                                  Expiration           Face              Appreciation
        Contracts             Issue                Exchange          Date              Value            (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
               24          Russell Mini Future      Detroit       June 2008         $ 1,624,691            (31,309)
               40               10-Year
                           U.S. Treasury Bond       Chicago       June 2008         $ 4,772,462             14,337
                2             Japan 10-Year
                            Bond Index Future       Tokyo         June 2008         $ 2,788,173            (31,249)
                4            DJ Euro Stoxx 50       Eurex         June 2008         $   218,233             (5,887)
               10             FTSE 100 Index        London        June 2008         $ 1,109,133            (23,798)
                1              Euro Dollar          Eurex       September 2009      $   237,550             (6,013)
      ------------------------------------------------------------------------------------------------------------------------------
            Total Unrealized Depreciation - Net                                                         $  (83,919)
                                                                                                        ===========

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------
 o      Currency Abbreviations:
        AED            United Arab Emirates Dirhams
        AUD            Australian Dollar
        BRL            Brazilian Real
        CAD            Canadian Dollar
        CHF            Swiss Franc
        CLP            Chilean Peso
        CNY            Chinese Yuan
        EUR            Euro
        GBP            British Pound
        HKD            Hong Kong Dollar
        HUF            Hungarian Forint
        IDR            Indonesian Rupiah
        INR            Indian Rupee
        ISK            Icelandic Krona
        JPY            Japanese Yen
        KRW            South Korean Won
        MYR            Malaysian Ringgit
        MXN            Mexican New Peso
        NOK            Norwegian Krone
        NZD            New Zealand Dollar
        PLN            Polish Zloty
        SEK            Swedish krona
        SGD            Singapore Dollar
        TRY            Turkish Lira
        USD            U.S. Dollars
        VND            Vietnam Dong
        ZAR            South African Rand

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Effective January 1, 2008, the BlackRock Global Allocation Portfolio (the "Portfolio") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

o Level 1 - price quotations in active markets/exchanges for identical securities

o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Portfolio's investments:

                               Investments in              Other Financial
Valuation Inputs                 Securities                 Instruments*
--------------------------------------------------------------------------------
Level 1                          $181,670,678                 $1,456,557
Level 2                           127,908,704                   (131,757)
Level 3                                90,553                          0
--------------------------------------------------------------------------------
Total                            $309,669,935                 $1,324,800
================================================================================
*Other financial instruments are derivative instruments, such as options, futures, swaps and forward contracts.

The following is a reconciliation of investments for unobservable inputs (Level
3) were used in determining fair value:

--------------------------------------------------------------------------------
                                                         Investments in
                                                           Securities
--------------------------------------------------------------------------------
Balance, as of December 31, 2007                                     0
Accrued discounts/premiums                                           0
Realized gain (loss)                                                 0
Change in unrealized appreciation (depreciation)              $ 90,553
Net purchases (sales)                                                0
Net transfers in/out of Level 3                                      0
--------------------------------------------------------------------------------
Balance, as of March 31, 2008                                 $ 90,553
================================================================================

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                     Par
                                   (000)    U.S. Government Obligations                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                $ 57,400    U.S. Treasury Notes, 2.875%, 1/31/13                                       $ 58,507,648
                                  27,500    U.S. Treasury Notes, 3.50%, 2/15/18                                          27,658,978
------------------------------------------------------------------------------------------------------------------------------------
                                            Total U.S. Government Obligations
                                            (Cost - $85,851,990) - 57.9%                                                 86,166,626
------------------------------------------------------------------------------------------------------------------------------------
                                            U.S. Government Agency Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------------------------
                                            Fannie Mae Guaranteed Pass-Through Certificates:
                                   2,700       5.00%, 4/15/23 (a)                                                         2,725,313
                                   2,199       5.081%, 11/01/35                                                           2,235,437
                                   1,027       5.266%, 9/01/35                                                            1,045,274
                                   1,370       5.462%, 12/01/36                                                           1,392,122
                                 228,900       5.50%, 4/15/38 (a)                                                       231,045,939
                                   2,000       6.00%, 4/15/23 (a)                                                         2,058,124
                                  69,100       6.50%, 8/01/37 - 4/15/38 (a)                                              71,561,688
                                     298       7.50%, 6/01/30 - 4/01/31                                                     322,005
                                     178       8.00%, 4/01/30 - 10/01/32                                                    193,275
                                            Freddie Mac Mortgage Participation Certificates:
                                     600       6.00%, 4/15/23 (a)                                                           617,063
                                      55       8.00%, 3/01/30 - 6/01/31                                                      59,524
                                            Ginnie Mae MBS Certificates:
                                   2,500       5.00%, 4/15/38 (a)                                                         2,499,220
                                   3,100       5.50%, 5/01/37 - 4/15/38                                                   3,147,656
                                   7,300       6.00%, 4/21/37 - 4/15/38 (a)                                               7,527,063
                                   1,322       8.00%, 1/15/32                                                             1,450,762
------------------------------------------------------------------------------------------------------------------------------------
                                            Total U.S. Government Agency Mortgage-Backed Securities
                                            (Cost - $326,588,187) - 220.3%                                               327,880,465
------------------------------------------------------------------------------------------------------------------------------------
                                            U.S. Government Agency Mortgage-Backed Securities -
                                            Collateralized Mortgage Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                   3,040    Fannie Mae Trust Series 353 Class 2, 5%, 8/01/34                                700,027
                                   1,974    Fannie Mae Trust Series 370 Class 2, 6%, 5/25/36                                381,617
                                      58    Fannie Mae Trust Series 2002-W11 Class AV1, 3.235%, 11/25/32 (b)                 56,923
                                   1,725    Fannie Mae Trust Series 2006-M2 Class A2A, 5.271%, 10/25/32 (b)               1,758,328
                                     900    Freddie Mac Multiclass Certificates Series 2634 Class TH, 4.50%,
                                            6/15/18                                                                         892,822
                                     730    Freddie Mac Multiclass Certificates Series 2746 Class EG, 4.50%,
                                            2/15/19                                                                         727,016
                                     990    Freddie Mac Multiclass Certificates Series 2798 Class JK, 4.50%,
                                            5/15/19                                                                         985,104
                                   1,050    Freddie Mac Multiclass Certificates Series 2827 Class DG, 4.50%,
                                            7/15/19                                                                       1,037,064
                                     930    Freddie Mac Multiclass Certificates Series 2924 Class DB, 4.50%,
                                            1/15/20                                                                         916,969
                                   1,480    Freddie Mac Multiclass Certificates Series 2971 Class GD, 5%,
                                            5/15/20                                                                       1,490,850
                                     730    Freddie Mac Multiclass Certificates Series 2987 Class HE, 4.50%,
                                            6/15/20                                                                         722,354
                                     570    Freddie Mac Multiclass Certificates Series 2995 Class JK, 4.50%,
                                            6/15/20                                                                         562,122
                                   1,940    Freddie Mac Multiclass Certificates Series 3042 Class EA, 4.50%,
                                            9/15/35                                                                       1,877,956

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                              (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                     Par    U.S. Government Agency Mortgage-Backed Securities -
                                   (000)   Collateralized Mortgage Obligations                                               Value
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 2,034    Freddie Mac Multiclass Certificates Series 3192 Class GA, 6%,
                                            3/15/27                                                                     $ 2,087,270
                                   2,017    Freddie Mac Multiclass Certificates Series 3242 Class NC, 5.75%,
                                            12/15/28                                                                      2,070,558
                                  22,692    Ginnie Mae Trust Series 2002-83 Class IO, 1.574%, 10/16/42 (b)(c)               610,242
                                  34,609    Ginnie Mae Trust Series 2003-17 Class IO, 1.24%, 3/16/43 (b)(c)               1,163,621
                                  19,183    Ginnie Mae Trust Series 2003-109 Class IO, 1.098%, 11/16/43 (b)(c)              662,732
                                  12,283    Ginnie Mae Trust Series 2004-9 Class IO, 1.383%, 3/16/34 (b)(c)                 440,244
                                   2,071    Ginnie Mae Trust Series 2004-43 Class Z, 4.50%, 6/16/44 (b)                   1,625,167
                                   2,169    Ginnie Mae Trust Series 2004-45 Class Z, 5.723%, 6/16/45 (b)                  2,196,968
                                  69,910    Ginnie Mae Trust Series 2004-77 Class IO, 1.065%, 9/16/44 (b)(c)              2,461,801
                                     840    Ginnie Mae Trust Series 2005-71 Class AB, 5.50%, 9/20/35                        871,901
------------------------------------------------------------------------------------------------------------------------------------
                                            Total U.S. Government Agency Mortgage-Backed Securities -
                                            Collateralized Mortgage Obligations
                                            (Cost - $25,126,909) - 17.7%                                                 26,299,656
------------------------------------------------------------------------------------------------------------------------------------
                                            Non-Government Agency Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage            2,214    Banc of America Funding Corp. Series 2006-7 Class 1A7, 6%,
Obligations - 18.0%                         9/25/36 (d)                                                                   2,083,904
                                   1,617    Banc of America Funding Corp. Series 2006-B Class 5A1, 5.813%,
                                            3/20/36 (b)                                                                   1,557,930
                                     629    CS First Boston Mortgage Securities Corp. Series 2003-8
                                            Class 2A1, 5%, 4/25/18                                                          619,804
                                     822    CS First Boston Mortgage Securities Corp. Series 2003-10
                                            Class 4A1, 5%, 5/25/18                                                          810,321
                                     296    Chase Mortgage Finance Corp. Series 2003-S3 Class A1, 5%,
                                            3/25/18                                                                         293,958
                                     853    Chase Mortgage Finance Corp. Series 2003-S4 Class 2A1, 5%,
                                            4/25/18                                                                         841,016
                                     587    Countrywide Alternative Loan Trust Series 2005-57CB Class 3A3,
                                            5.50%, 12/25/35                                                                 548,092
                                     569    Countrywide Alternative Loan Trust Series 2006-41CB Class 1A3,
                                            6%, 1/25/37                                                                     558,867
                                   1,227    Countrywide Alternative Loan Trust Series 2007-3T1 Class 1A7, 6%,
                                            4/25/37 (d)                                                                   1,186,433
                                   2,613    Countrywide Alternative Loan Trust Series 2007-16CB Class 5A3,
                                            6.25%, 8/25/37                                                                2,317,209
                                   1,207    Countrywide Alternative Loan Trust Series 2007-19 Class 1A8,
                                            6%, 8/25/37                                                                   1,064,108
                                     661    Countrywide Home Loan Mortgage Pass-Through Trust
                                            Series 2003-10 Class A6, 3.245%, 5/25/33 (b)                                    655,646
                                   2,474    Countrywide Home Loan Mortgage Pass-Through Trust
                                            Series 2006-20 Class 1A33, 6%, 2/25/37                                        2,460,170
                                     708    First Horizon Alternative Mortgage Securities Series 2005-FA9
                                            Class A5, 5.50%, 12/25/35                                                       683,163
                                     596    MASTR Asset Securitization Trust Series 2003-4 Class 2A7, 4.75%,
                                            5/25/18                                                                         579,252
                                     791    MASTR Asset Securitization Trust Series 2003-5 Class 2A1, 5%,
                                            6/25/18                                                                         797,273
                                   1,287    MASTR Asset Securitization Trust Series 2003-7 Class 2A1, 4.75%,
                                            8/25/18                                                                       1,261,950

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                              (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                     Par
                                   (000)    Non-Government Agency Mortgage-Backed Securities                                 Value
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 1,521    Merrill Lynch Mortgage Investors, Inc. Series 2006-A3 Class 3A1,
                                            5.825%, 5/25/36 (b)(e)                                                       $1,271,665
                                   2,095    Residential Asset Securitization Trust Series 2003-A8 Class A2,
                                            3.245%, 10/25/18 (b)                                                          1,969,730
                                     700    Residential Funding Mortgage Securities I Series 2007-S2
                                            Class A3, 6%, 2/25/37                                                           701,226
                                   2,938    Residential Funding Mortgage Securities I Series 2007-S6
                                            Class 2A12, 6%, 6/25/37                                                       2,944,200
                                     799    WaMu Mortgage Pass-Through Certificates Series 2003-S3
                                            Class 2A1, 5%, 5/25/18                                                          810,801
                                     734    WaMu Mortgage Pass-Through Certificates Series 2003-S8
                                            Class A2, 5%, 9/25/18                                                           739,918
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Non-Government Agency Mortgage-Backed Securities
                                            (Cost - $27,837,683) - 18.0%                                                 26,756,636
------------------------------------------------------------------------------------------------------------------------------------
                                            Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency             2,000    Federal Home Loan Bank, 1.96%, 4/16/08                                        1,998,425
Obligations
------------------------------------------------------------------------------------------------------------------------------------
                              Beneficial
                                Interest
                                   (000)
------------------------------------------------------------------------------------------------------------------------------------
                                  37,832    BlackRock Liquidity Series, LLC Cash Sweep Series, 2.92% (e)(f)              37,832,115
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities (Cost - $39,830,540) - 26.8%                     39,830,540
------------------------------------------------------------------------------------------------------------------------------------

                              Contracts*    Options Purchased (g)
------------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                17    Receive a fixed rate of 4.54286% and pay a floating rate based on
                                            3-month USD LIBOR, expiring March 2009, Broker Credit Suisse
                                            International                                                                   560,218
                                      14    Receive a fixed rate of 5.335% and pay a floating rate based on
                                            3-month LIBOR, expiring November 2009, Broker
                                            Citibank NA                                                                   1,136,982
                                       7    Receive a fixed rate of 5.455% and pay a floating rate based on
                                            3-month USD LIBOR, expiring March 2011, Broker Credit Suisse
                                            International                                                                   287,112
                                                                                                                  ------------------
                                                                                                                          1,984,312
------------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                 17    Pay a fixed rate of 4.54286% and receive a floating rate based on
                                            3-month LIBOR, expiring March 2009, Broker Credit Suisse
                                            International                                                                   771,681
                                      14    Pay a fixed rate of 5.335% and receive a floating rate based on
                                            3-month LIBOR, expiring November 2009, Broker
                                            Citibank NA                                                                     331,684
                                       7    Pay a fixed rate of 5.455% and receive a floating rate based on
                                            3-month USD LIBOR, expiring March 2011, Broker Credit Suisse
                                            International                                                                   578,791
                                                                                                                  ------------------
                                                                                                                          1,682,156
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Options Purchased
                                            (Premiums Paid - $3,334,271) - 2.4%                                           3,666,468
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments Before Investments Sold Short, TBA Sale
                                            Commitments and Options Written (Cost - $508,569,580**) -
                                            343.1%                                                                      510,600,391
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                              (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                     Par
                                   (000)    Investments Sold Short                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                               $ (57,400)   U.S. Treasury Notes, 2.875%, 1/31/13                                      $ (58,507,648)
                                 (26,500)   U.S. Treasury Notes, 3.50%, 2/15/18                                         (26,653,196)
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments Sold Short
                                            (Proceeds - $83,615,016) - (57.2%)                                          (85,160,844)
------------------------------------------------------------------------------------------------------------------------------------
                                            TBA Sale Commitments
------------------------------------------------------------------------------------------------------------------------------------
                                (114,100)   Fannie Mae Guaranteed Pass-Through Certificates, 5.5%, 4/15/38             (115,278,425)
                                 (66,100)   Fannie Mae Guaranteed Pass-Through Certificates, 6.50%,
                                            8/01/37 - 4/15/38                                                           (68,473,783)
------------------------------------------------------------------------------------------------------------------------------------
                                            Total TBA Sale Commitments
                                            (Proceeds Received - $181,977,858) - (123.5%)                              (183,752,208)
------------------------------------------------------------------------------------------------------------------------------------
                              Contracts*    Options Written (g)
------------------------------------------------------------------------------------------------------------------------------------
Call Options Written                  11    Pay a fixed rate of 4.885% and receive a floating rate based on
                                            3-month USD LIBOR, expiring November 2009, Broker
                                            Citibank NA                                                                    (662,193)
------------------------------------------------------------------------------------------------------------------------------------
Put Options Written                   11    Receive a fixed rate of 4.885% and pay a floating rate based on
                                            3-month USD LIBOR, expiring November 2009, Broker
                                            Citibank NA                                                                    (428,939)
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Options Written  (Premiums Received - $944,438) - (0.7%)               (1,091,132)
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments, Net of Investments Sold Short, TBA Sale
                                            Commitments and Options Written (Cost - $242,032,268) -
                                            161.7%                                                                      240,596,207
                                            Liabilities in Excess of Other Assets - (61.7%)                             (91,799,803)
                                                                                                                  ------------------
                                            Net Assets - 100.0%                                                       $ 148,796,404
                                                                                                                  ==================


      *     One contract represents a notional amount of $1,000,000.

      ** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                               $   511,137,793
                                                        =================
            Gross unrealized appreciation                $     2,350,180
            Gross unrealized depreciation                     (2,887,582)
                                                        -----------------
            Net unrealized depreciation                  $      (537,402)
                                                        =================

      (a) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

      (b)   Variable rate security. Rate shown is as of report date.

      (c) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

      (d) All or a portion of securities held as collateral in connection with open financial futures contracts.

      (e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

            ------------------------------------------------------------------------------------------------------------------------
                                                                                       Purchase     Sales     Realized     Interest
            Affiliate                                                                    Cost        Cost       Gain        Income
            ------------------------------------------------------------------------------------------------------------------------
            BlackRock Liquidity Series, LLC
               Cash Sweep Series                                                     $ 18,946,428*     -          -        $ 67,387
            Merrill Lynch Mortgage Investors, Inc.
             Series 2006-A3 Class 3A1, 5.825%,
             5/25/36                                                                       -       $  46,972     $ 90      $ 22,241
            ------------------------------------------------------------------------------------------------------------------------

            *Represents net purchase cost.

      (f)   Represents the current yield as of report date.

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

      (g) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

      o Financial futures contracts purchased as of March 31, 2008 were as follows:

            ------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Unrealized
                                                           Expiration                   Face                       Appreciation
             Contracts            Issue                       Date                      Value                     (Depreciation)
            ------------------------------------------------------------------------------------------------------------------------
                 218     2-Year U.S. Treasury Bond          June 2008                $ 46,838,463                    $ (43,401)
                 418     5-Year U.S. Treasury Bond          June 2008                $ 47,606,607                      143,362
                 340     10-Year U.S. Treasury Bond         June 2008                $ 40,408,165                       35,898
            ------------------------------------------------------------------------------------------------------------------------
            Total Unrealized Appreciation - Net                                                                      $ 135,859
                                                                                                                    ===========

      o Financial futures contracts sold as of March 31, 2008 were as follows:

            ------------------------------------------------------------------------------------------------------------------------
                                                           Expiration                   Face                        Unrealized
             Contracts            Issue                       Date                      Value                      Appreciation
            ------------------------------------------------------------------------------------------------------------------------
                 399     5-Year U.S. Treasury Bond          June 2008                $ 45,629,091                     $ 49,575
            ------------------------------------------------------------------------------------------------------------------------
            Total Unrealized Appreciation                                                                             $ 49,575
                                                                                                                    ===========

      o     Swaps outstanding as of March 31, 2008 were as follows:

            ------------------------------------------------------------------------------------------------------------------------
                                                                                      Notional                      Unrealized
                                                                                       Amount                      Appreciation
                                                                                        (000)                     (Depreciation)
            ------------------------------------------------------------------------------------------------------------------------
            Receive a fixed rate of 4.875% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires August 2009                                                          $ 51,000                  $ 1,744,674

            Pay a fixed rate of 4.95% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires August 2009                                                          $ 58,000                   (2,069,889)

            Receive a fixed rate of 2.33552% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires March 2010                                                           $ 49,600                      (72,348)

            Receive a fixed rate of 2.6475% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires March 2010                                                           $ 38,900                      158,076

            Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation
            Protected Securities (TIPS) adjusted principal
            Broker, Morgan Stanley Capital Services, Inc.
            Expires January 2011                                                         $  2,225                     (140,021)

            Receive a fixed rate of 5.1975% and pay a floating rate based on
            3-month LIBOR
            Broker, Citibank NA
            Expires May 2011                                                             $ 21,100                    1,510,710

            Receive a fixed rate of 4.9125% and pay a floating  rate based on
            3-month LIBOR
            Broker, Citibank NA
            Expires December 2011                                                        $ 22,000                    1,490,674

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

            ------------------------------------------------------------------------------------------------------------------------
                                                                                      Notional                      Unrealized
                                                                                       Amount                      Appreciation
                                                                                        (000)                     (Depreciation)
            ------------------------------------------------------------------------------------------------------------------------
            Receive a fixed rate of 5.019% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires August 2012                                                          $ 17,600                  $ 1,336,602

            Pay a fixed rate of 4.96599% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires August 2012                                                          $ 14,000                   (1,037,120)

            Receive a fixed rate of 5.11599% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires August 2012                                                          $ 32,000                    2,557,750

            Receive a fixed rate of 5.01% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires August 2012                                                          $ 21,500                    1,622,432

            Pay a fixed rate of 4.97133% and receive a floating rate based on the
            3-month USD LIBOR
            Broker, UBS Warburg
            Expires September 2012                                                       $ 35,200                   (2,604,996)

            Receive a fixed rate of 4.29% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Goldman Sachs & Co.
            Expires November 2012                                                        $  6,500                      295,867

            Pay a fixed rate of 4.41% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Lehman Brothers Special Financing
            Expires December 2012                                                        $  9,200                     (472,612)

            Pay a fixed rate of 4.25% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires January 2013                                                         $ 18,500                     (814,424)

            Pay a fixed rate of 3.69% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires February 2013                                                        $ 23,000                     (407,329)

            Receive a fixed rate of 3.735% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires February 2013                                                        $ 25,300                      506,714

            Pay a fixed rate of 3.68152% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Lehman Brothers Special Financing
            Expires February 2013                                                        $  3,000                      (51,884)

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

            ------------------------------------------------------------------------------------------------------------------------
                                                                                      Notional                      Unrealized
                                                                                       Amount                      Appreciation
                                                                                        (000)                     (Depreciation)
            ------------------------------------------------------------------------------------------------------------------------
            Receive a fixed rate of 3.88683% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Lehman Brothers Special Financing
            Expires February 2013                                                        $  7,600                  $   204,416

            Pay a fixed rate of 3.775% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires February 2013                                                        $ 11,500                     (250,704)

            Receive a fixed rate of 3.88308% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Credit Suisse First Boston
            Expires February 2013                                                        $  7,600                      200,929

            Receive a fixed rate of 2.585% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires March 2013                                                           $ 46,300                      152,112

            Pay a fixed rate of 3.3975% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires March 2013                                                           $ 10,800                      (47,857)

            Pay a fixed rate of 3.38% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Lehman Brothers Special Financing
            Expires March 2013                                                           $  4,000                      (14,533)

            Receive a fixed rate of 3.265% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Goldman Sachs & Co.
            Expires March 2013                                                           $ 17,400                      (19,303)

            Receive a fixed rate of 3.06% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Lehman Brothers Special Financing
            Expires March 2013                                                           $ 31,200                     (328,558)

            Pay a fixed rate of 3.57% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Lehman Brothers Special Financing
            Expires March 2013                                                           $ 31,900                     (394,999)

            Pay a fixed rate of 3.46125% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Goldman Sachs & Co.
            Expires March 2013                                                           $  7,000                      (51,213)

            Pay a fixed rate of 3.393% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires March 2013                                                           $  6,000                      (25,490)

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

            ------------------------------------------------------------------------------------------------------------------------
                                                                                      Notional                      Unrealized
                                                                                       Amount                      Appreciation
                                                                                        (000)                     (Depreciation)
            ------------------------------------------------------------------------------------------------------------------------
            Receive a fixed rate of 3.568% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires March 2013                                                           $ 18,000                  $   221,227

            Receive a fixed rate of 3.3575% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires April 2013                                                           $  7,700                       16,293

            Receive a fixed rate of 3.3575% and pay a floating rate based on
            3-month USD LIBOR
            Broker, JPMorgan Chase
            Expires April 2013                                                           $  7,700                       17,541

            Pay a fixed rate of 5.741% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Credit Suisse First Boston
            Expires July 2017                                                            $  2,000                     (272,114)

            Pay a fixed rate of 5.684% and receive a floating rate based on
            3-month LIBOR
            Broker, JPMorgan Chase
            Expires July 2017                                                            $ 20,900                   (2,758,808)

            Pay a fixed rate of 5.45% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires August 2017                                                          $  9,100                   (1,013,304)

            Receive a fixed rate of 5.354% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires August 2017                                                          $ 14,000                    1,481,175

            Receive a fixed rate of 5.632% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires August 2017                                                          $ 14,000                    1,490,039

            Pay a fixed rate of 5.424% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Lehman Brothers Special Financing
            Expires August 2017                                                          $ 12,700                   (1,440,351)

            Receive a fixed rate of 5.23053% and pay a floating rate based on the
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires September 2017                                                       $ 18,000                    1,724,889

            Receive a fixed rate of 5.00% and pay a floating rate based on
            3-month USD LIBOR
            Broker, JPMorgan Chase
            Expires October 2017                                                         $ 10,000                      775,400

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

            ------------------------------------------------------------------------------------------------------------------------
                                                                                      Notional                      Unrealized
                                                                                       Amount                      Appreciation
                                                                                        (000)                     (Depreciation)
            ------------------------------------------------------------------------------------------------------------------------
            Pay a fixed rate of 4.74% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires November 2017                                                        $  9,600                  $  (537,902)

            Pay a fixed rate of 4.9175% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires November 2017                                                        $  9,600                     (677,269)

            Pay a fixed rate of 5.0696% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires November 2017                                                        $  9,900                     (822,280)

            Receive a fixed rate of 4.83984% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires November 2017                                                        $  3,400                      218,464

            Pay a fixed rate of 4.79362% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires November 2017                                                        $ 10,000                     (602,814)

            Pay a fixed rate of 5.03514% and receive a floating rate based on
            3-month USD LIBOR
            Broker, JPMorgan Chase
            Expires November 2017                                                        $ 19,700                   (1,577,496)

            Receive a fixed rate of 4.56639% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Deutsche Bank AG London
            Expires November 2017                                                        $ 11,400                      478,050

            Pay a fixed rate of 5.08566% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Credit Suisse First Boston
            Expires November 2017                                                        $ 20,000                   (1,683,300)

            Receive a fixed rate of 4.585% and pay a floating rate based on
            3-month USD LIBOR
            Broker, Lehman Brothers Special Financing
            Expires December 2017                                                        $ 24,000                    1,039,126

            Pay a fixed rate of 4.085% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Citibank NA
            Expires March 2018                                                           $ 10,800                      (11,113)

            Pay a fixed rate of 4.105% and receive a floating rate based on
            3-month USD LIBOR
            Broker, Goldman Sachs & Co.
            Expires March 2018                                                           $  9,700                      (29,003)
            ------------------------------------------------------------------------------------------------------------------------
            Total                                                                                                  $  (985,874)
                                                                                                                   ===========

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

o Effective January 1, 2008, the BlackRock Government Income Portfolio (the "Portfolio") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market - corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Portfolio's investments:

--------------------------------------------------------------------------------
 Valuation                      Investments in                Other Financial
   Inputs                         Securities                    Instruments*
--------------------------------------------------------------------------------
 Level 1                                       0                  $   185,434
--------------------------------------------------------------------------------
 Level 2                          $  238,020,870                    1,589,463
--------------------------------------------------------------------------------
 Level 3                                       0                            0
--------------------------------------------------------------------------------
 Total                            $  238,020,870                  $  1,774,897
================================================================================

*Other financial instruments are derivative instruments, such as options, futures, and swaps.

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                  Par
Industry                         (000)   Corporate Bonds                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.7%       $ 250   DRS Technologies, Inc., 6.625%, 2/01/16                                         $  244,375
                                   120   Hawker Beechcraft Acquisitions Co. LLC, 8.875%, 4/01/15 (a)                        117,375
                                    20   L-3 Communications Corp., 5.875%, 1/15/15                                           19,150
                                   250   L-3 Communications Corp., 3%, 8/01/35 (b)(c)                                       312,188
                                   100   TransDigm, Inc., 7.75%, 7/15/14                                                    100,000
                                                                                                                  ------------------
                                                                                                                            793,088
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%                    318   Continental Airlines, Inc. Series 2001-1-C, 7.033%, 12/15/12                       285,981
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 2.2%             100   Allison Transmission, 11%, 11/01/15 (c)                                             87,000
                                   260   Allison Transmission, 11.25%, 11/01/15 (a)(c)                                      207,588
                                    65   ArvinMeritor, Inc., 8.125%, 9/15/15                                                 52,975
                                    40   The Goodyear Tire & Rubber Co., 8.663%, 12/01/09 (d)                                39,750
                                    65   The Goodyear Tire & Rubber Co., 7.857%, 8/15/11                                     66,544
                                   267   The Goodyear Tire & Rubber Co., 8.625%, 12/01/11                                   280,016
                                    60   The Goodyear Tire & Rubber Co., 4%, 6/15/34 (b)                                    130,275
                                   115   Lear Corp., 8.75%, 12/01/16                                                         98,181
                                    90   Metaldyne Corp., 10%, 11/01/13                                                      54,000
                                                                                                                  ------------------
                                                                                                                          1,016,329
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                 200   Ford Motor Co., 8.90%, 1/15/32                                                     150,000
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.5%               300   Angiotech Pharmaceuticals, Inc., 6.826%, 12/01/13 (d)                              229,500
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%           250   CPG International I, Inc., 10.50%, 7/01/13                                         210,000
                                   435   Momentive Performance Materials, Inc., 11.50%, 12/01/16                            331,144
                                                                                                                  ------------------
                                                                                                                            541,144
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.6%             270   E*Trade Financial Corp., 12.50%, 11/30/17 (c)                                      264,600
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.4%                   120   American Pacific Corp., 9%, 2/01/15                                                116,700
                                   125   CII Carbon LLC, 11.125%, 11/15/15 (c)                                              111,250
                                    50   Hexion U.S. Finance Corp., 7.565%, 11/15/14 (d)                                     46,750
                                   155   Hexion U.S. Finance Corp., 9.75%, 11/15/14                                         166,238
                                   255   Innophos, Inc., 8.875%, 8/15/14                                                    247,350
                                   180   MacDermid, Inc., 9.50%, 4/15/17 (c)                                                161,100
                                    60   Terra Capital, Inc. Series B, 7%, 2/01/17                                           59,175
                                   250   Westlake Chemical Corp., 6.625%, 1/15/16                                           218,750
                                                                                                                  ------------------
                                                                                                                          1,127,313
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services &              125   Allied Waste North America, Inc., 6.50%, 11/15/10                                  125,000
Supplies - 4.8%                    350   Allied Waste North America, Inc. Series B, 7.25%, 3/15/15                          349,562
                                   150   Aramark Corp., 6.739%, 2/01/15 (d)                                                 132,375
                                   250   Corrections Corp. of America, 7.50%, 5/01/11                                       252,500
                                    89   DI Finance Series B, 9.50%, 2/15/13                                                 91,002
                                   250   FTI Consulting, Inc., 7.625%, 6/15/13                                              256,250
                                   500   The Geo Group, Inc., 8.25%, 7/15/13                                                503,750
                                   120   Mobile Services Group, Inc., 9.75%, 8/01/14                                        112,200
                                    60   PNA Intermediate Holding Corp., 10.065%, 2/15/13 (a)(d)                             46,328
                                   129   Sally Holdings LLC, 10.50%, 11/15/16                                               119,325
                                   100   US Investigations Services, Inc., 10.50%, 11/01/15 (c)                              81,500
                                   170   West Corp., 11%, 10/15/16                                                          143,650
                                                                                                                  ------------------
                                                                                                                          2,213,442
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                  Par
Industry                         (000)   Corporate Bonds                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Communications                   $ 400   Nortel Networks Ltd., 6.963%, 7/15/11 (d)                                       $  343,000
Equipment - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.6%      280   Texas Industries, Inc., 7.25%, 7/15/13                                             272,300

------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 3.5%      205   Berry Plastics Holding Corp., 8.875%, 9/15/14                                      178,862
                                   400   Graphic Packaging International Corp., 8.50%, 8/15/11                              393,000
                                   330   Impress Holdings BV, 5.838%, 9/15/13 (c)(d)                                        273,900
                                   300   Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13                               310,500
                                   200   Packaging Dynamics Finance Corp., 10%, 5/01/16 (c)                                 149,000
                                   185   Pregis Corp., 12.375%, 10/15/13                                                    172,050
                                   150   Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17                             126,000
                                                                                                                  ------------------
                                                                                                                          1,603,312
------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.5%                250   Buhrmann US, Inc., 8.25%, 7/01/14                                                  235,000
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial              210   Ford Motor Credit Co. LLC, 5.80%, 1/12/09                                          200,064
Services - 2.4%                    260   Ford Motor Credit Co. LLC, 5.70%, 1/15/10                                          225,874
                                   200   Ford Motor Credit Co. LLC, 5.828%, 1/15/10 (d)                                     167,277
                                   150   Ford Motor Credit Co. LLC, 7.127%, 1/13/12 (d)                                     110,961
                                    50   GMAC LLC, 6%, 12/15/11                                                              37,375
                                   160   GMAC LLC, 6.75%, 12/01/14                                                          113,232
                                   250   Leucadia National Corp., 8.125%, 9/15/15                                           251,250
                                                                                                                  ------------------
                                                                                                                          1,106,033
------------------------------------------------------------------------------------------------------------------------------------
Diversified                        270   Cincinnati Bell, Inc., 7.25%, 7/15/13                                              265,275
Telecommunication                  110   Citizens Communications Co., 6.25%, 1/15/13                                         99,550
Services - 4.8%                    700   Qwest Communications International, Inc., 7.50%, 2/15/14                           658,000
                                   250   Qwest Corp., 6.05%, 6/15/13 (d)                                                    225,000
                                   130   Qwest Corp., 7.50%, 6/15/23                                                        113,425
                                   440   Wind Acquisition Finance SA, 10.75%, 12/01/15 (c)                                  448,800
                                   100   Windstream Corp., 8.125%, 8/01/13                                                   98,250
                                   350   Windstream Corp., 8.625%, 8/01/16                                                  343,875
                                                                                                                  ------------------
                                                                                                                          2,252,175
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.6%          200   Edison Mission Energy, 7.50%, 6/15/13                                              205,000
                                   199   FPL Energy National Wind Portfolio, LLC, 6.125%, 3/25/19 (c)                       197,309
                                   150   NSG Holdings LLC, 7.75%, 12/15/25 (c)                                              145,500
                                   229   Tenaska Alabama Partners LP, 7%, 6/30/21 (c)                                       213,436
                                                                                                                  ------------------
                                                                                                                            761,245
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%        470   Superior Essex Communications LLC, 9%, 4/15/12                                     452,375
                                    43   UCAR Finance, Inc., 10.25%, 2/15/12                                                 44,505
                                                                                                                  ------------------
                                                                                                                            496,880
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &              25   Sanmina-SCI Corp., 6.75%, 3/01/13                                                   21,688
Instruments - 0.4%                 190   Sanmina-SCI Corp., 8.125%, 3/01/16                                                 168,150
                                                                                                                  ------------------
                                                                                                                            189,838
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                  50   Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15                           50,750
Services - 1.5%                    225   Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17                          228,375
                                   120   North American Energy Partners, Inc., 8.75%, 12/01/11                              118,800
                                   350   SemGroup LP, 8.75%, 11/15/15 (c)                                                   320,250
                                                                                                                  ------------------
                                                                                                                            718,175
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                  Par
Industry                         (000)   Corporate Bonds                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples                   $ 190   Rite Aid Corp., 7.50%, 3/01/17                                                  $  171,000
Retailing - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                50   Smithfield Foods, Inc., 7.75%, 7/01/17                                              48,750
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.3%               115   Transcontinental Gas Pipe Line Corp. Series B, 8.875%, 7/15/12                     130,813
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &            170   Hologic, Inc., 2%, 12/15/37 (b)(e)                                                 163,413
Supplies - 1.5%                    590   ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (c)                             554,600
                                                                                                                  ------------------
                                                                                                                            718,013
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &            210   Accellent, Inc., 10.50%, 12/01/13                                                  168,000
Services - 2.6%                     70   Omnicare, Inc. Series OCR, 3.25%, 12/15/35 (b)                                      46,375
                                   565   Tenet Healthcare Corp., 6.50%, 6/01/12                                             498,613
                                   150   US Oncology, Inc., 9%, 8/15/12                                                     149,250
                                   140   United Surgical Partners International, Inc., 8.875%, 5/01/17                      131,600
                                    40   Universal Hospital Services, Inc., 8.288%, 6/01/15 (d)                              35,600
                                    40   Universal Hospital Services, Inc., 8.50%, 6/01/15 (a)                               38,967
                                   147   Viant Holdings, Inc., 10.125%, 7/15/17 (c)                                         119,070
                                                                                                                  ------------------
                                                                                                                          1,187,475
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &              470   American Real Estate Partners LP, 7.125%, 2/15/13                                  426,525
Leisure - 5.1%                     250   Boyd Gaming Corp., 7.75%, 12/15/12                                                 231,250
                                   125   CCM Merger, Inc., 8%, 8/01/13 (c)                                                  105,000
                                    75   Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (c)                           52,875
                                    90   Great Canadian Gaming Corp., 7.25%, 2/15/15 (c)                                     85,613
                                   130   Greektown Holdings, LLC, 10.75%, 12/01/13 (c)                                      118,300
                                   250   HRP Myrtle Beach Operations LLC, 7.383%, 4/01/12 (c)(d)                            221,875
                                   570   Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(c)                               451,596
                                   160   Pinnacle Entertainment, Inc., 7.50%, 6/15/15 (c)                                   126,000
                                    45   Snoqualmie Entertainment Authority, 6.936%, 2/01/14 (c)(d)                          36,675
                                    65   Travelport LLC, 7.701%, 9/01/14 (d)                                                 52,650
                                    40   Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14                             20,750
                                   141   Waterford Gaming LLC, 8.625%, 9/15/14 (c)                                          134,655
                                   325   Wynn Las Vegas LLC, 6.625%, 12/01/14                                               312,813
                                                                                                                  ------------------
                                                                                                                          2,376,577
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%          350   Ashton Woods USA LLC, 9.50%, 10/01/15                                              187,250
                                   235   Jarden Corp., 7.50%, 5/01/17                                                       205,625
                                    50   Stanley-Martin Communities LLC, 9.75%, 8/15/15                                      24,000
                                                                                                                  ------------------
                                                                                                                            416,875
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                 170   First Data Corp., 9.875%, 9/24/15 (c)                                              139,825
                                   380   SunGard Data Systems, Inc., 9.125%, 8/15/13                                        383,800
                                                                                                                  ------------------
                                                                                                                            523,625
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers        465   The AES Corp., 8%, 10/15/17                                                        470,812
& Energy Traders - 4.0%            275   Dynegy Holdings, Inc., 7.75%, 6/01/19                                              257,125
                                   225   Energy Future Holding Corp., 11.25%, 11/01/17 (a)(c)                               211,606
                                   250   NRG Energy, Inc., 7.25%, 2/01/14                                                   246,875
                                   200   NRG Energy, Inc., 7.375%, 2/01/16                                                  196,000
                                   105   Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (c)                  104,606

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                  Par
Industry                         (000)   Corporate Bonds                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 370   Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (a)(c)            $  351,079
                                                                                                                  ------------------
                                                                                                                          1,838,103
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                    60   USI Holdings Corp., 6.94%, 11/15/14 (c)(d)                                          43,350
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                225   Quiksilver, Inc., 6.875%, 4/15/15                                                  181,125
Products - 0.8%                    325   True Temper Sports, Inc., 8.375%, 9/15/11                                          195,000
                                                                                                                  ------------------
                                                                                                                            376,125
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                   125   Ahern Rentals, Inc., 9.25%, 8/15/13                                                 99,062
                                    30   American Railcar Industries, Inc., 7.50%, 3/01/14                                   26,400
                                   100   Esco Corp., 8.625%, 12/15/13 (c)                                                    97,000
                                    55   RBS Global, Inc., 8.875%, 9/01/16                                                   48,675
                                   235   Terex Corp., 8%, 11/15/17                                                          233,825
                                    80   Titan International, Inc., 8%, 1/15/12                                              78,400
                                                                                                                  ------------------
                                                                                                                            583,362
------------------------------------------------------------------------------------------------------------------------------------
Marine - 0.1%                       41   Navios Maritime Holdings, Inc., 9.50%, 12/15/14                                     40,846
------------------------------------------------------------------------------------------------------------------------------------
Media - 7.9%                        50   Affinion Group, Inc., 10.125%, 10/15/13                                             49,687
                                   155   Affinion Group, Inc., 11.50%, 10/15/15                                             149,575
                                    60   Bonten Media Acquisition Co., 9%, 6/01/15 (a)(c)                                    44,400
                                   250   CMP Susquehanna Corp., 9.875%, 5/15/14                                             172,500
                                   310   Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (d)                            307,675
                                   355   Charter Communications Holdings I, LLC, 11%, 10/01/15                              245,600
                                   660   Charter Communications Holdings II, LLC, 10.25%, 9/15/10                           599,012
                                    70   DirecTV Holdings LLC, 8.375%, 3/15/13                                               70,962
                                    40   Harland Clarke Holdings Corp., 7.815%, 5/15/15 (d)                                  24,800
                                    50   Harland Clarke Holdings Corp., 9.50%, 5/15/15                                       36,750
                                   210   Intelsat Corp., 9%, 6/15/16                                                        211,575
                                    40   Intelsat Intermediate Holding Co. Ltd., 9.23%, 2/01/15 (e)                          34,000
                                   100   Mediacom Broadband LLC, 8.50%, 10/15/15                                             84,000
                                    35   NTL Cable Plc, 8.75%, 4/15/14                                                       31,413
                                   250   NTL Cable Plc, 9.125%, 8/15/16                                                     223,750
                                    35   Network Communications, Inc., 10.75%, 12/01/13                                      26,075
                                   156   ProtoStar I Ltd., 12.50%, 10/15/12 (b)(c)(d)                                       153,992
                                    50   R.H. Donnelley Corp., 8.875%, 10/15/17 (c)                                          31,250
                                   250   R.H. Donnelley Corp. Series A-2, 6.875%, 1/15/13                                   152,500
                                   400   R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16                                   253,000
                                   750   TL Acquisitions, Inc., 10.50%, 1/15/15 (c)                                         645,000
                                   150   Windstream Regatta Holdings, Inc., 11%, 12/01/17 (c)                                91,500
                                    45   Young Broadcasting, Inc., 10%, 3/01/11                                              28,238
                                                                                                                  ------------------
                                                                                                                          3,667,254
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.1%             390   Aleris International, Inc., 9%, 12/15/14 (a)                                       272,393
                                    40   Blaze Recycling & Metals LLC, 10.875%, 7/15/12 (c)                                  35,200
                                    90   FMG Finance Pty Ltd., 10.625%, 9/01/16 (c)                                         101,250
                                   400   Foundation PA Coal Co., 7.25%, 8/01/14                                             396,000
                                   405   Freeport-McMoRan Copper & Gold, Inc., 5.883%, 4/01/15 (d)                          397,913
                                   470   Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17                              498,788

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                  Par
Industry                         (000)   Corporate Bonds                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 250   Novelis, Inc., 7.25%, 2/15/15                                                   $  221,250
                                    65   Ryerson, Inc., 10.614%, 11/01/14 (c)(d)                                             58,500
                                    90   Ryerson, Inc., 12%, 11/01/15 (c)                                                    85,050
                                   300   Steel Dynamics, Inc., 7.375%, 11/01/12 (c)                                         303,000
                                                                                                                  ------------------
                                                                                                                          2,369,344
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%             15   Neiman Marcus Group, Inc., 9%, 10/15/15 (a)                                         14,789
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               90   Atlas Energy Resources LLC, 10.75%, 2/01/18 (c)                                     91,125
Fuels - 6.0%                       135   Berry Petroleum Co., 8.25%, 11/01/16                                               138,037
                                   250   Chaparral Energy, Inc., 8.50%, 12/01/15                                            217,500
                                   120   Cimarex Energy Co., 7.125%, 5/01/17                                                119,100
                                    70   Compton Petroleum Finance Corp., 7.625%, 12/01/13                                   67,025
                                    80   Copano Energy LLC, 8.125%, 3/01/16                                                  82,800
                                   154   Corral Finans AB, 7.716%, 4/15/10 (a)(c)                                           139,951
                                    70   Denbury Resources, Inc., 7.50%, 12/15/15                                            71,575
                                    40   EXCO Resources, Inc., 7.25%, 1/15/11                                                38,900
                                   250   Encore Acquisition Co., 6.25%, 4/15/14                                             232,500
                                   245   OPTI Canada, Inc., 8.25%, 12/15/14                                                 242,550
                                   500   Overseas Shipholding Group, Inc., 8.25%, 3/15/13                                   501,875
                                    20   Peabody Energy Corp., 7.375%, 11/01/16                                              20,700
                                   250   Range Resources Corp., 6.375%, 3/15/15                                             245,000
                                   235   Sabine Pass LNG LP, 7.50%, 11/30/16                                                226,775
                                   250   Stone Energy Corp., 6.75%, 12/15/14                                                227,500
                                   150   Swift Energy Co., 7.125%, 6/01/17                                                  137,625
                                                                                                                  ------------------
                                                                                                                          2,800,538
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 4.4%     115   Abitibi-Consolidated, Inc., 6%, 6/20/13                                             55,775
                                   250   Ainsworth Lumber Co. Ltd., 6.75%, 3/15/14                                          145,000
                                   250   Boise Cascade LLC, 7.125%, 10/15/14                                                233,125
                                   115   Bowater Canada Finance Corp., 7.95%, 11/15/11                                       78,775
                                   100   Bowater, Inc., 9%, 8/01/09                                                          84,000
                                   490   NewPage Corp., 10%, 5/01/12                                                        497,350
                                   250   NewPage Corp., 10%, 5/01/12 (c)                                                    253,750
                                   160   Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11                                  133,200
                                   175   Verso Paper Holdings LLC Series B, 6.989%, 8/01/14 (d)                             147,875
                                   365   Verso Paper Holdings LLC Series B, 9.125%, 8/01/14                                 352,225
                                    70   Verso Paper Holdings LLC Series B, 11.375%, 8/01/16                                 64,225
                                                                                                                  ------------------
                                                                                                                          2,045,300
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%             115   Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (c)                                 93,150
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment              92   FelCor Lodging LP, 8.50%, 6/01/11                                                   90,160
Trusts (REITs) - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &           150   Forest City Enterprises, Inc., 7.625%, 6/01/15                                     142,500
Development - 0.8%                  55   Realogy Corp., 10.50%, 4/15/14                                                      36,988
                                   330   Realogy Corp., 11%, 4/15/14 (a)                                                    188,100
                                                                                                                  ------------------
                                                                                                                            367,588
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                 225   Avis Budget Car Rental LLC, 5.565%, 5/15/14 (d)                                    176,625
                                   250   Avis Budget Car Rental LLC, 7.625%, 5/15/14                                        215,625
                                                                                                                  ------------------
                                                                                                                            392,250
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                  Par
Industry                         (000)   Corporate Bonds                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors                    $ 70   Amkor Technology, Inc., 7.75%, 5/15/13                                         $    63,875
& Semiconductor                    215   Amkor Technology, Inc., 9.25%, 6/01/16                                             206,937
Equipment - 1.2%                   275   Freescale Semiconductor, Inc., 6.675%, 12/15/14 (a)                                200,750
                                   135   Spansion, Inc., 6.201%, 6/01/13 (c)(d)                                              91,125
                                                                                                                  ------------------
                                                                                                                            562,687
------------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                    158   BMS Holdings, Inc., 9.954%, 2/15/12 (a)(c)(d)                                       99,769
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.7%             60   Asbury Automotive Group, Inc., 7.625%, 3/15/17                                      47,400
                                   250   AutoNation, Inc., 4.713%, 4/15/13 (d)                                              205,000
                                   320   General Nutrition Centers, Inc., 7.199%, 3/15/14 (a)(d)                            266,936
                                   260   General Nutrition Centers, Inc., 10.75%, 3/15/15                                   217,750
                                    80   Group 1 Automotive, Inc., 2.25%, 6/15/36 (e)                                        51,000
                                   230   Michaels Stores, Inc., 10%, 11/01/14                                               201,250
                                   135   Michaels Stores, Inc., 11.375%, 11/01/16                                           105,975
                                   200   United Auto Group, Inc., 7.75%, 12/15/16                                           173,000
                                                                                                                  ------------------
                                                                                                                          1,268,311
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                250   Levi Strauss & Co., 8.875%, 4/01/16                                                238,750
Luxury Goods - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%                     200   Vector Group Ltd., 11%, 8/15/15 (c)                                                200,000
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         100   Centennial Communications Corp., 8.448%, 1/01/13 (d)                                87,000
Services - 3.9%                     90   Centennial Communications Corp., 8.125%, 2/01/14                                    85,050
                                   160   Cricket Communications, Inc., 9.375%, 11/01/14 (c)                                 151,600
                                   100   Digicel Group Ltd., 8.875%, 1/15/15 (c)                                             83,500
                                   208   Digicel Group Ltd., 9.125%, 1/15/15 (a)(c)                                         175,645
                                   120   FiberTower Corp., 9%, 11/15/12 (b)(c)                                               96,450
                                   215   iPCS, Inc., 5.364%, 5/01/13 (d)                                                    165,550
                                   450   MetroPCS Wireless, Inc., 9.25%, 11/01/14                                           414,000
                                   250   Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (c)                             242,500
                                   260   Rural Cellular Corp., 8.25%, 3/15/12                                               266,500
                                    80   Sprint Capital Corp., 6.875%, 11/15/28                                              59,600
                                                                                                                  ------------------
                                                                                                                          1,827,395
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds (Cost - $42,828,017) - 84.1%                              39,091,554
------------------------------------------------------------------------------------------------------------------------------------
                                         Floating Rate Loan Interests
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &              359   Travelport, Inc. Term Loan, 10.095%, 3/22/12                                       244,374
Leisure - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                 500   Alliance Data Systems Term Loan, 8.058%, 12/15/14                                  465,000
------------------------------------------------------------------------------------------------------------------------------------
Independent Power                  249   TXU Corp. Term Loan B-2, 6.478% - 6.596%, 10/14/29                                 226,960
Producers & Energy                 499   TXU Corp. Term Loan B-3, 6.478% - 6.596%, 10/10/14                                 452,616
Traders - 1.5%                                                                                                   ------------------
                                                                                                                            679,576
------------------------------------------------------------------------------------------------------------------------------------
Media - 1.4%                        30   Education Media and Publishing First Lien Term Loan, 6.901%, 5/15/09                28,977
                                   220   Education Media and Publishing First Lien Term Loan B, 6.901%, 11/14/15            197,727
                                   506   Education Media and Publishing Second Lien Term Loan, 11.401%, 11/14/14            439,948
                                                                                                                  ------------------
                                                                                                                            666,652
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Floating Rate Loan Interests (Cost - $2,281,683) - 4.4%                    2,055,602
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Industry                        Shares   Common Stocks (f)                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%          13,069   E*Trade Financial Corp.                                                        $    50,446
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%     14,935   Medis Technologies Ltd.                                                            135,460
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks  (Cost - $364,676) - 0.4%                                      185,906
------------------------------------------------------------------------------------------------------------------------------------
                                         Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Diversified                          8   PTV, Inc. Series A, 10%                                                                  2
Telecommunication
Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable %              8   EXCO Resources, Inc., 7% (b)                                                        88,000
Fuels - 1.0                         32   EXCO Resources, Inc., 11%                                                          352,000
                                                                                                                  ------------------
                                                                                                                            440,000
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Preferred Stocks  (Cost - $400,607) - 1.0%                                   440,002
------------------------------------------------------------------------------------------------------------------------------------
                           Beneficial
                             Interest
                                 (000)   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                               $ 4,777   BlackRock Liquidity Series, LLC                                                  4,776,817
                                         Cash Sweep Series, 2.92% (g)(h)
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Short-Term Securities  (Cost - $4,776,817) - 10.3%                         4,776,817
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments - (Cost - $50,651,800*) - 100.2%                              46,549,881
                                         Liabilities in Excess of Other Assets - (0.2%)                                     (78,172)
                                                                                                                  ------------------
                                         Net Assets - 100.0%                                                            $46,471,709
                                                                                                                  ==================

      * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                       $      50,678,764
                                               ===================
            Gross unrealized appreciation        $         318,223
            Gross unrealized depreciation               (4,447,106)
                                               -------------------
            Net unrealized depreciation          $      (4,128,883)
                                               ===================

      (a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

      (b)   Convertible security.

      (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

      (d)   Floating rate security.

      (e) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

      (f)   Non-income producing security.

      (g) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(b)(3) of the Investment Company Act of 1940, were as follows:

            --------------------------------------------------------------------
                                                                Net
                                                              Activity  Interest
            Affiliate                                          (000)     Income
            --------------------------------------------------------------------
            BlackRock Liquidity Series, LLC
            Cash Sweep Series
                                                              $ 3,345   $ 31,244
--------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

      (h)   Represents the current yield as of report date.

      o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

      o     Credit default swaps outstanding as of March 31, 2008 were as follows:
            --------------------------------------------------------------------
                                                       Notional
                                                        Amount      Unrealized
                                                         (000)     Depreciation
            --------------------------------------------------------------------
            Sold credit default protection on Ford
            Motor Company and receive 3.80%
            Broker, JPMorgan Chase
            Expires March 2010                         $ 25,000      $ (29,726)
            --------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

o Effective January 1, 2008, the BlackRock High Income Portfolio (the "Portfolio") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Portfolio's investments:

----------------------------------------------------------------
Valuation                Investments in          Other Financial
 Inputs                    Securities              Instruments*
----------------------------------------------------------------
Level 1                 $     185,906                       0
Level 2                    46,363,975              $  (29,726)
Level 3                             0                       0
----------------------------------------------------------------
Total                   $  46,549,881              $  (29,726)
================================================================
*Other financial instruments are derivative instruments, such as swaps.

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                   (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Industry                        Shares       Common Stocks                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.9%      35,000   Honeywell International, Inc.                                                  $ 1,974,700
                                31,000   Lockheed Martin Corp.                                                            3,078,300
                                38,000   Northrop Grumman Corp.                                                           2,956,780
                                23,000   United Technologies Corp.                                                        1,582,860
                                                                                                                  ------------------
                                                                                                                          9,592,640
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%                 87,000   Continental Airlines, Inc. Class B (a)                                           1,673,010
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.7%                52,000   Hansen Natural Corp. (a)(b)                                                      1,835,600
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%            50,000   Biogen Idec, Inc. (a)                                                            3,084,500
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.6%          42,000   The Charles Schwab Corp.                                                           790,860
                                13,000   Investment Technology Group, Inc. (a)                                              600,340
                                                                                                                  ------------------
                                                                                                                          1,391,200
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.8%                69,000   E.I. du Pont de Nemours & Co.                                                    3,226,440
                                32,000   Monsanto Co.                                                                     3,568,000
                                26,000   The Mosaic Co. (a)                                                               2,667,600
                                                                                                                  ------------------
                                                                                                                          9,462,040
------------------------------------------------------------------------------------------------------------------------------------
Communications                  14,000   Cisco Systems, Inc. (a)                                                            337,260
Equipment - 1.3%               111,000   Juniper Networks, Inc. (a)                                                       2,775,000
                                                                                                                  ------------------
                                                                                                                          3,112,260
------------------------------------------------------------------------------------------------------------------------------------
Computers &                    104,000   Hewlett-Packard Co.                                                              4,748,640
Peripherals - 5.3%              48,000   International Business Machines Corp.                                            5,526,720
                               171,000   Sun Microsystems, Inc. (a)                                                       2,655,630
                                                                                                                  ------------------
                                                                                                                         12,930,990
------------------------------------------------------------------------------------------------------------------------------------
Construction &                  19,000   Fluor Corp.                                                                      2,682,040
Engineering - 1.1%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer            44,000   Apollo Group, Inc. Class A (a)                                                   1,900,800
Services - 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial           18,000   Bank of America Corp.                                                              682,380
Services - 1.4%                 66,000   JPMorgan Chase & Co.                                                             2,834,700
                                                                                                                  ------------------
                                                                                                                          3,517,080
------------------------------------------------------------------------------------------------------------------------------------
Diversified                     57,000   AT&T Inc.                                                                        2,183,100
Telecommunication
Services - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &          89,000   Agilent Technologies, Inc. (a)                                                   2,654,870
Instruments - 1.1%
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &              43,000   ENSCO International, Inc.                                                        2,692,660
Services - 2.2%                 47,000   National Oilwell Varco, Inc. (a)                                                 2,743,860
                                                                                                                  ------------------
                                                                                                                          5,436,520
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples                  25,000   The Kroger Co.                                                                     635,000
Retailing - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &         58,000   Aetna, Inc.                                                                      2,441,220
Services - 10.8%
                                60,000   AmerisourceBergen Corp.                                                          2,458,800
                                49,000   Coventry Health Care, Inc. (a)                                                   1,977,150
                                43,000   Express Scripts, Inc. (a)                                                        2,765,760
                                56,000   Health Net, Inc. (a)                                                             1,724,800
                                59,000   Humana, Inc. (a)                                                                 2,646,740
                                15,000   Laboratory Corp. of America Holdings (a)                                         1,105,200
                                49,000   McKesson Corp.                                                                   2,566,130
                                69,000   Medco Health Solutions, Inc. (a)                                                 3,021,510
                                95,000   UnitedHealth Group, Inc.                                                         3,264,200
                                62,000   WellPoint, Inc. (a)                                                              2,736,060
                                                                                                                  ------------------
                                                                                                                         26,707,570
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.3%       20,000   Colgate-Palmolive Co.                                                            1,558,200
                                25,000   The Procter & Gamble Co.                                                         1,751,750
                                                                                                                  ------------------
                                                                                                                          3,309,950
------------------------------------------------------------------------------------------------------------------------------------
Industrial                     124,000   General Electric Co.                                                             4,589,240
Conglomerates - 1.9%
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                   (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Industry                        Shares       Common Stocks                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.6%                 1,020   Alleghany Corp. (a)                                                              $ 348,330
                                61,000   The Allstate Corp.                                                               2,931,660
                                53,000   MetLife, Inc.                                                                    3,193,780
                                15,000   Safeco Corp.                                                                       658,200
                                65,000   The Travelers Cos., Inc.                                                         3,110,250
                                46,000   UnumProvident Corp.                                                              1,012,460
                                                                                                                  ------------------
                                                                                                                         11,254,680
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog              12,000   Amazon.com, Inc. (a)                                                               855,600
Retail - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Internet Software &            102,000   eBay, Inc. (a)                                                                   3,043,680
Services - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &           28,000   Waters Corp. (a)                                                                 1,559,600
Services - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.0%                33,000   AGCO Corp. (a)                                                                   1,976,040
                                53,000   Cummins, Inc.                                                                    2,481,460
                                39,000   Deere & Co.                                                                      3,137,160
                                22,000   SPX Corp.                                                                        2,307,800
                                                                                                                  ------------------
                                                                                                                          9,902,460
------------------------------------------------------------------------------------------------------------------------------------
Media - 1.5%                   118,000   Walt Disney Co.                                                                  3,702,840
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%           9,000   Reliance Steel & Aluminum Co.                                                      538,740
                                23,000   Southern Copper Corp. (b)                                                        2,388,090
                                                                                                                  ------------------
                                                                                                                          2,926,830
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable           47,000   Anadarko Petroleum Corp.                                                         2,962,410
Fuels - 17.0%                   27,000   Apache Corp.                                                                     3,262,140
                                70,000   Chevron Corp.                                                                    5,975,200
                                65,000   ConocoPhillips                                                                   4,953,650
                               135,000   Exxon Mobil Corp.                                                               11,418,300
                                70,000   Frontier Oil Corp.                                                               1,908,200
                                62,000   Marathon Oil Corp.                                                               2,827,200
                                50,000   Occidental Petroleum Corp.                                                       3,658,500
                                43,000   Sunoco, Inc. (b)                                                                 2,256,210
                                54,000   Valero Energy Corp.                                                              2,651,940
                                                                                                                  ------------------
                                                                                                                         41,873,750
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.0%          67,000   Eli Lilly & Co.                                                                  3,456,530
                                78,000   Johnson & Johnson                                                                5,059,860
                                94,000   Merck & Co., Inc.                                                                3,567,300
                               251,000   Pfizer, Inc.                                                                     5,253,430
                                                                                                                  ------------------
                                                                                                                         17,337,120
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.2%              51,000   CSX Corp.                                                                        2,859,570
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors &  %             87,000   Analog Devices, Inc.                                                             2,568,240
Semiconductor                  165,000   Integrated Device Technology, Inc. (a)                                           1,473,450
Equipment - 6.8                 59,000   Intersil Corp. Class A                                                           1,514,530
                                59,000   KLA-Tencor Corp.                                                                 2,188,900
                                29,000   Novellus Systems, Inc. (a)                                                         610,450
                               127,000   Nvidia Corp. (a)                                                                 2,513,330
                               113,000   Texas Instruments, Inc.                                                          3,194,510
                               112,000   Xilinx, Inc.                                                                     2,660,000
                                                                                                                  ------------------
                                                                                                                         16,723,410
------------------------------------------------------------------------------------------------------------------------------------
Software - 8.8%                 69,000   Autodesk, Inc. (a)                                                               2,172,120
                               130,000   Compuware Corp. (a)                                                                954,200
                                74,000   McAfee, Inc. (a)                                                                 2,448,660
                               236,000   Microsoft Corp.                                                                  6,697,680
                               213,000   Novell, Inc. (a)                                                                 1,339,770
                               198,000   Oracle Corp. (a)                                                                 3,872,880
                               168,000   Symantec Corp. (a)                                                               2,792,160

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                   (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
Industry                        Shares       Common Stocks                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
                                62,000   Synopsys, Inc. (a)                                                           $   1,408,020
                                                                                                                  ------------------
                                                                                                                         21,685,490
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.4%         69,000   Best Buy Co., Inc.                                                               2,860,740
                                50,000   GameStop Corp. Class A (a)                                                       2,585,500
                               136,000   The Gap, Inc.                                                                    2,676,480
                                84,000   TJX Cos., Inc.                                                                   2,777,880
                                                                                                                  ------------------
                                                                                                                         10,900,600
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury      43,000   Nike, Inc. Class B                                                               2,924,000
Goods - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                   7,000   Altria Group, Inc.                                                                 155,400
                                 7,000   Philip Morris International, Inc. (a)                                              354,060
                                                                                                                  ------------------
                                                                                                                            509,460
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication      37,000   Telephone & Data Systems, Inc.                                                   1,452,990
Services - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks                                                            246,210,490
                                         (Cost - $247,759,513) - 100.0%
------------------------------------------------------------------------------------------------------------------------------------
                            Beneficial
                              Interest
                                 (000)   Short-Term Securities

------------------------------------------------------------------------------------------------------------------------------------
                               $ 1,716   BlackRock Liquidity Series, LLC Cash Sweep Series, 2.92% (c)(d)                  1,716,411
                                 5,568   BlackRock Liquidity Series, LLC Money Market Series, 3.10% (c)(d)                5,568,150
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Short-Term Securities                                                      7,284,561
                                         (Cost - $7,284,561) - 2.9%
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments                                                              253,495,051
                                         (Cost - $255,044,074*) - 102.9%
                                         Liabilities in Excess of Other Assets - (2.9%)                                  (7,203,209)
                                                                                                                  ------------------
                                         Net Assets - 100.0%                                                          $ 246,291,842
                                                                                                                  ==================

      * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                                         $256,590,456
                                                                   ============
            Gross unrealized appreciation                          $ 23,015,815
            Gross unrealized depreciation                           (26,111,220)
                                                                   ------------
            Net unrealized depreciation                            $ (3,095,405)
                                                                   ============

      (a) Non-income producing security. (b) Security, or a portion of security, is on loan.

      (c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
            --------------------------------------------------------------------
                                                              Net
                                                           Activity     Interest
            Affiliate                                        (000)       Income
            --------------------------------------------------------------------
            BlackRock Liquidity Series, LLC
               Cash Sweep Series                            $ 1,716      1,176
            BlackRock Liquidity Series, LLC
               Money Market Series                          $ 4,596     13,397
            --------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

      (d)   Represents the current yield as of report date.

      (e)   Security was purchased with the cash proceeds from securities loans.

      o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

o Effective January 1, 2008, the BlackRock Large Cap Core Portfolio (the "Portfolio") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Portfolio's investments:

----------------------------------------------
Valuation                    Investments in
Inputs                         Securities
----------------------------------------------
Level 1                       $246,210,490
Level 2                          7,284,561
Level 3                                  0
----------------------------------------------
Total                         $253,495,051
==============================================

BlackRock Series Fund, Inc.
BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                                 (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                               Par                                                           Interest      Maturity
                              (000)                 Issue                                     Rate           Date          Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of             $ 6,000       American Express Centurion Bank                       2.60 %     4/25/2008     $ 6,000,000
Deposit - 15.0%              14,000       Branch Banking and Trust Co.                          2.40       4/17/2008      14,000,000
                              1,700       Chase Bank USA, NA                                    5.13       4/15/2008       1,700,000
                              1,500       Chase Bank USA, NA                                    5.13       4/16/2008       1,500,000
                              3,395       Chase Bank USA, NA                                    4.70       5/07/2008       3,395,000
                             10,000       HSBC Bank USA, NA                                     2.48       6/19/2008      10,000,000
                              5,000       Regions Bank                                          2.98       5/20/2008       5,000,000
                              5,000       State Street Bank & Trust Co.                         2.80       6/10/2008       5,000,000
                              1,750       Wachovia Bank, NA (a)                                4.753       2/04/2009       1,750,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Certificates of Deposit (Cost - $48,345,000)                              48,345,000
------------------------------------------------------------------------------------------------------------------------------------
Certificates of               3,435       BNP Paribas, NY                                       4.80       6/05/2008       3,435,000
Deposit - Yankee - 13.5%      2,135       BNP Paribas, NY                                       4.50       7/03/2008       2,135,000
                              1,145       Banco Bilbao Vizcaya Argentaria SA, NY               5.065       4/02/2008       1,145,000
                             12,000       Banco Bilbao Vizcaya Argentaria SA, NY                2.45       4/21/2008      12,000,000
                              1,115       Bank of Montreal, NY                                  5.10       4/01/2008       1,115,000
                                800       Bank of Montreal, NY (a)                             3.196      11/10/2008         800,000
                              6,400       Calyon, NY (a)                                       3.069       4/02/2008       6,399,995
                              3,175       Canadian Imperial Bank of Commerce, NY                5.09       4/01/2008       3,175,000
                              2,295       Deutsche Bank AG, NY (a)                             2.809       1/21/2009       2,295,000
                                985       Natixis, NY                                           5.42       7/10/2008         986,015
                              1,060       Nordea Bank Finland Plc, NY                           4.91       6/23/2008       1,060,023
                              3,370       Nordea Bank Finland Plc, NY                           4.82      10/17/2008       3,370,178
                              2,000       Royal Bank of Scotland, NY                            2.81       6/12/2008       2,000,000
                                350       Toronto-Dominion Bank, NY                             4.86       5/30/2008         350,000
                              2,555       Toronto-Dominion Bank, NY                             4.85       6/06/2008       2,555,000
                                850       UBS AG, Stamford                                     4.895       6/04/2008         850,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Certificates of Deposit - Yankee (Cost - $43,671,211)                     43,671,211
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper* - 55.7%     5,000       APRECO, LLC                                           2.87       6/05/2008       4,974,090
                              3,000       Amstel Funding Corp.                                  4.72       4/02/2008       2,999,607
                              3,000       Atlantic Asset Securitization Corp.                   3.08       4/10/2008       2,997,690
                              1,000       Atlantis One Funding Corp.                            3.08       5/14/2008         996,321
                              3,000       Bank of America Corp.                                 2.98       5/07/2008       2,991,060
                              1,890       Bank of America Corp.                                 2.50       6/17/2008       1,875,152
                              6,000       Bank of America Corp.                                 2.84       7/07/2008       5,954,087
                              2,095       Bank of America Corp.                                 3.80       7/11/2008       2,072,665
                              2,000       CAFCO, LLC                                            3.03       5/01/2008       1,994,950
                             10,000       Chariot Funding LLC                                   3.20       4/07/2008       9,994,667
                              5,000       Chariot Funding LLC                                   3.17       4/24/2008       4,989,874
                              6,000       Ciesco, LLC                                           3.05       5/02/2008       5,984,242
                              6,000       Citigroup Funding Inc.                                3.90       4/17/2008       5,989,600
                              1,400       Citigroup Funding Inc.                                4.73       5/02/2008       1,394,298
                              6,000       Danske Corp.                                          2.97       5/02/2008       5,984,655
                              3,000       Danske Corp.                                          2.62       6/25/2008       2,981,442
                              5,000       Dexia Delaware LLC                                    2.50       6/18/2008       4,972,917
                              8,000       Falcon Asset Securitization Co., LLC                  3.17       4/24/2008       7,983,798
                              2,000       Falcon Asset Securitization Co., LLC                  3.08       5/20/2008       1,991,616
                              3,000       Galleon Capital LLC                                   2.93       4/23/2008       2,994,628
                              1,750       General Electric Capital Corp.                        3.83       7/10/2008       1,731,382


BlackRock Series Fund, Inc.
BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                       (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                               Par                                                           Interest      Maturity
                              (000)                        Issue                              Rate           Date          Value
------------------------------------------------------------------------------------------------------------------------------------
                            $ 7,000       Goldman Sachs Group, Inc.                             2.90 %     5/09/2008     $ 6,978,572
                              3,000       Govco LLC                                             3.85       4/14/2008       2,995,829
                              3,000       ING (U.S.) Funding LLC                                3.01       5/06/2008       2,991,221
                              3,100       Kitty Hawk Funding Corp.                              3.00       5/01/2008       3,092,250
                              2,400       Nieuw Amsterdam Receivables Corp.                     3.25       4/01/2008       2,400,000
                             10,000       Old Line Funding, LLC                                 3.18       4/18/2008       9,984,983
                              5,000       Park Avenue Receivables Co. LLC                       3.15       4/22/2008       4,990,812
                             10,000       Park Avenue Receivables Co. LLC                       3.05       5/05/2008       9,971,194
                              5,000       Raiffeisen Zentralbank Osterreich AG                  4.56       4/07/2008       4,996,200
                              4,000       Raiffeisen Zentralbank Osterreich AG                  3.20       4/23/2008       3,992,178
                             14,000       Ranger Funding Co. LLC                                3.95       4/18/2008      13,973,886
                              3,370       Royal Bank of Scotland Group Plc                      4.79       5/21/2008       3,347,580
                              2,000       Societe Generale North America Inc.                   4.06       4/11/2008       1,997,744
                              2,000       Thames Asset Global Securitization No. 1, Inc.        2.95       5/15/2008       1,992,789
                              3,000       Ticonderoga Funding LLC                               3.18       4/21/2008       2,994,700
                              3,000       Victory Receivables Corp.                             3.30       4/01/2008       3,000,000
                              3,000       Windmill Funding Corp.                                3.21       4/21/2008       2,994,650
                              3,000       Windmill Funding Corp.                                3.20       5/02/2008       2,991,733
                              5,500       Yorktown Capital, LLC                                 3.82       4/11/2008       5,494,164
                              5,000       Yorktown Capital, LLC                                 3.25       4/21/2008       4,990,972
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Commercial Paper (Cost - $180,020,198)                                   180,020,198
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 6.2%        1,000       Bank of Ireland (a)(b)                               2.546       9/19/2008       1,000,000
                              2,020       Cullinan Finance Corp. (a)(b)(c)                     2.579       6/25/2008       2,019,953
                              4,100       Goldman Sachs Group, Inc. (a)(b)                     2.888       9/12/2008       4,100,000
                              3,000       HSBC Finance Corp. (a)                               2.586       8/22/2008       3,000,000
                              1,750       MetLife Global Funding, Inc. (a)(b)                  2.918       9/12/2008       1,750,000
                              1,300       MetLife Global Funding, Inc. (a)(b)                   3.13      10/06/2008       1,300,000
                              2,000       Northern Rock Plc (a)(b)                              3.08       7/08/2008       2,000,000
                              5,000       Royal Bank of Scotland Group Plc (a)(b)              2.756       9/26/2008       5,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Corporate Bonds (Cost - $20,169,953)                                      20,169,953
------------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 2.8%     9,000       Jackson National Life Insurance Co. (a)(d)           3.179       5/01/2008       9,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Funding Agreements (Cost - $9,000,000)                                     9,000,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government,                790       Fannie Mae                                            2.50       8/06/2008         783,033
Agency &                        665       Fannie Mae                                           2.495       8/20/2008         658,501
Instrumentality               1,410       Fannie Mae                                            2.49       9/08/2008       1,394,396
Obligations -                   865       Fannie Mae                                            2.49       9/10/2008         855,308
Discount* - 1.4%                720       Freddie Mac                                           2.50       8/18/2008         713,050
------------------------------------------------------------------------------------------------------------------------------------
                                          Total U.S. Government, Agency & Instrumentality
                                          Obligations - Discount (Cost - $4,404,288)                                       4,404,288
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                       (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                               Par                                                           Interest      Maturity
                              (000)                        Issue                              Rate           Date          Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government,         $    1,625       Federal Home Loan Bank (a)                           2.362       3/20/2009     $ 1,626,466
Agency &                      1,700       Federal Home Loan Bank (a)                           2.815       8/13/2009       1,700,000
Instrumentality               2,525       Federal Home Loan Bank (a)                           2.766       8/14/2009       2,524,654
Obligations - Non-            4,575       Freddie Mac (a)                                      2.502       9/25/2009       4,573,002
Discount* - 4.1%              2,755       Freddie Mac (a)                                      2.608       9/28/2009       2,753,980
------------------------------------------------------------------------------------------------------------------------------------
                                          Total U.S. Government, Agency & Instrumentality
                                          Obligations - Non-Discount (Cost - $13,178,102)                                 13,178,102
------------------------------------------------------------------------------------------------------------------------------------
Repurchase                    4,452       Deutsche Bank Securities Inc., purchased on 3/31/08
Agreements - 1.4%                         to yield 2.25% to 4/01/08, repurchase price of
                                          $4,479,825, collateralized by Federal Home Loan
                                          Bank, 5.60%, 2/01/23                                                             4,452,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Repurchase Agreements (Cost - $4,452,000)                                  4,452,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $323,240,752**) - 100.1%                             323,240,752
                                          Liabilities in Excess of Other Assets - (0.1%)                                   (234,772)
                                                                                                                   -----------------
                                          Net Assets - 100.0%                                                          $ 323,005,980
                                                                                                                   =================

      * Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

      **    Cost for federal income tax purposes.

      (a)   Floating rate security.

      (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

      (c)   Security is illiquid.

      (d) Restricted security as to resale, representing 2.8% of net assets was as follows:

            ------------------------------------------------------------------------------------------------------------------------
                                                                                       Acquisition
            Issue                                                                         Date               Cost          Value
            ------------------------------------------------------------------------------------------------------------------------

            Jackson National Life Insurance Co., 3.179%, 5/01/08                        5/01/2007       $ 9,000,000      $ 9,000,000
            ------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio

o Effective January 1, 2008, the BlackRock Money Market Portfolio (the "Portfolio") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Portfolio's investments:

------------------------------------------
Valuation                  Investments in
Inputs                        Securities
------------------------------------------
Level 1                                 0
Level 2                      $323,240,752
Level 3                                 0
------------------------------------------
Total                        $323,240,752
==========================================

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Asset-Backed Securities                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD      23   ACE Securities Corp. Series 2003-OP1
                                               Class A2, 3.255%, 12/25/33 (a)                                            $   21,676
                                         450   ACE Securities Corp. Series 2005-ASP1
                                               Class M1, 3.575%, 9/25/35 (a)                                                268,704
                                         206   ACE Securities Corp. Series 2005-HE6
                                               Class A2B, 3.095%, 10/25/35 (a)                                              204,920
                                         450   Ameriquest Mortgage Securities, Inc. Series 2003-7
                                               Class M1, 3.745%, 8/25/33 (a)                                                355,916
                                       1,100   Bank One Issuance Trust Series 2004-A1
                                               Class A1, 3.45%, 10/17/11                                                  1,102,431
                                         169   Bear Stearns Asset Backed Securities Trust Series 2005-4
                                               Class A, 3.225%, 1/25/36 (a)                                                 156,415
                                         663   Bear Stearns Asset Backed Securities Trust Series 2005-HE10
                                               Class A2, 3.185%, 11/25/35 (a)                                               635,188
                                         450   Bear Stearns Asset Backed Securities Trust Series 2005-SD1
                                               Class 1A2, 3.195%, 7/25/27 (a)                                               431,156
                                         429   Bear Stearns Asset Backed Securities Trust Series 2006-HE8
                                               Class 1A1, 2.965%, 10/25/36 (a)                                              419,317
                                         533   Carrington Mortgage Loan Trust Series 2006-NC5
                                               Class A1, 2.945%, 1/25/37 (a)                                                499,562
                                         700   Chase Issuance Trust Series 2007-A17
                                               Class A, 5.12%, 10/15/14                                                     723,709
                                       1,250   Citibank Credit Card Issuance Trust Series 2003-A8
                                               Class A8, 3.50%, 8/16/10                                                   1,250,549
                                          94   Countrywide Asset Backed Certificates Series 2003-2
                                               Class M1, 3.936%, 6/26/33 (a)                                                 59,500
                                          37   Countrywide Asset Backed Certificates Series 2003-BC3
                                               Class A2, 3.515%, 9/25/33 (a)                                                 34,056
                                          82   Countrywide Asset Backed Certificates Series 2004-5
                                               Class A, 3.345%, 10/25/34 (a)                                                 75,867
                                         400   Countrywide Asset Backed Certificates Series 2004-5
                                               Class M2, 3.565%, 7/25/34 (a)                                                353,246
                                         550   Countrywide Asset Backed Certificates Series 2004-13
                                               Class AF4, 4.583%, 1/25/33 (a)                                               550,369
                                         526   Countrywide Asset Backed Certificates Series 2004-13
                                               Class MF1, 5.071%, 12/25/34 (a)                                              449,294
                                         715   Daimler Chrysler Auto Trust Series 2006-B
                                               Class A3, 5.33%, 8/08/10                                                     721,671
                                         900   Daimler Chrysler Auto Trust Series 2006-D
                                               Class A3, 4.98%, 2/08/11                                                     910,843
                                         600   Equifirst Mortgage Loan Trust Series 2004-2
                                               Class M1, 3.445%, 7/25/34 (a)                                                480,000
                                         528   First Franklin Mortgage Loan Asset Backed Certificates
                                               Series 2005-FF10 Class A6, 3.245%, 11/25/35 (a)                              503,688
                                         506   Ford Credit Auto Owner Trust Series 2005-A
                                               Class A4, 3.72%, 10/15/09                                                    506,886
                                       1,100   Ford Credit Auto Owner Trust Series 2006-C
                                               Class A3, 5.16%, 11/15/10                                                  1,118,072

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Asset-Backed Securities                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD     111   Fremont Home Loan Trust Series 2005-E
                                               Class 2A2, 3.065%, 1/25/36 (a)                                              $110,055
                                          38   Home Equity Asset Trust Series 2005-1
                                               Class A2, 3.175%, 5/25/35 (a)                                                 22,421
                                          18   Home Equity Asset Trust Series 2005-3
                                               Class 1A2, 3.145%, 8/25/35 (a)                                                12,004
                                         950   Honda Auto Receivables Owner Trust Series 2006-3
                                               Class A3, 5.12%, 10/15/10                                                    961,360
                                         106   Irwin Home Equity Corp. Series 2005-C
                                               Class 1A1, 3.155%, 4/25/30 (a)                                                95,020
                                         359   JPMorgan Mortgage Acquisition Corp. Series 2006-HE3
                                               Class A2, 2.965%, 11/25/36 (a)                                               348,706
                                         425   Lehman XS Trust Series 2005-5N
                                               Class 3A2, 3.255%, 11/25/35 (a)                                              275,829
                                         494   Long Beach Mortgage Loan Trust Series 2006-11
                                               Class 2A1, 2.955%, 12/25/36 (a)                                              465,987
                                          35   Morgan Stanley ABS Capital I Series 2005-HE1
                                               Class A2MZ, 3.195%, 12/25/34 (a)                                              29,243
                                           2   Morgan Stanley ABS Capital I Series 2005-NC2
                                               Class A2MZ, 2.849%, 3/25/35 (a)                                                1,794
                                         158   Nationstar Home Equity Loan Trust Series 2006-B
                                               Class AV1, 2.965%, 9/25/36 (a)                                               155,715
                                         110   New Century Home Equity Loan Trust Series 2005-2
                                               Class A2MZ, 3.155%, 6/25/35 (a)                                              102,043
                                         120   Option One Mortgage Loan Trust Series 2003-4
                                               Class A2, 3.215%, 7/25/33 (a)                                                100,708
                                         802   PECO Energy Transition Trust Series 2000-A
                                               Class A3, 7.625%, 3/01/10                                                    832,639
                                          33   Park Place Securities, Inc. Series 2005-WCH1
                                               Class A1B, 3.195%, 1/25/35 (a)                                                29,832
                                          29   Park Place Securities, Inc. Series 2005-WCH1
                                               Class A3D, 3.235%, 1/25/35 (a)                                                25,740
                                         200   Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                               Class M2, 5.507%, 5/25/35                                                    100,000
                                         524   RAAC Series 2005-SP2
                                               Class 2A, 3.195%, 6/25/44 (a)                                                393,157
                                         149   Residential Asset Mortgage Products, Inc. Series 2005-RS3
                                               Class AI2, 3.065%, 3/25/35 (a)                                               132,092
                                          73   Residential Asset Securities Corp. Series 2003-KS5
                                               Class AIIB, 3.475%, 7/25/33 (a)                                               68,548
                                         523   SLM Student Loan Trust Series 2002-1
                                               Class A2, 3.03%, 4/25/17 (a)                                                 519,374
                                         950   Soundview Home Equity Loan Trust Series 2005-OPT3
                                               Class A4, 3.195%, 11/25/35 (a)                                               882,016
                                         166   Structured Asset Securities Corp. Series 2004-23XS
                                               Class 2A1, 3.195%, 1/25/35 (a)                                               164,421
                                         629   Structured Asset Securities Corp. Series 2006-BC3
                                               Class A2, 2.649%, 10/25/36 (a)                                               588,383
                                         825   USAA Auto Owner Trust Series 2006-4
                                               Class A3, 5.01%, 6/15/11                                                     835,858

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Asset-Backed Securities                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD     775   USAA Auto Owner Trust Series 2006-4
                                               Class A4, 4.98%, 10/15/12                                                $   793,893
                                         194   Wachovia Auto Owner Trust Series 2005-B
                                               Class A3, 4.79%, 4/20/10                                                     194,547
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Asset-Backed Securities
                                               (Cost - $21,091,618) - 15.8%                                              20,074,420
-----------------------------------------------------------------------------------------------------------------------------------
                                               U.S. Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                       1,547   U.S. Treasury Inflation Indexed Bonds, 1.625%, 1/15/15                     1,641,308
                                         224   U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25                       243,642
                                       1,175   U.S. Treasury Notes, 3.50%, 2/15/18                                        1,181,793
                                       1,440   U.S. Treasury Notes, 4.375%, 2/15/38                                       1,457,100
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total U.S. Government & Agency Obligations
                                               (Cost - $4,268,899) - 3.6%                                                 4,523,843
-----------------------------------------------------------------------------------------------------------------------------------
                                               U.S. Government Agency Mortgage-Backed
                                               Securities - Collateralized Mortgage Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                       1,148   Fannie Mae Trust Series 360 Class 2, 5%, 8/01/35 (c)                         249,485
                                       1,215   Fannie Mae Trust Series 378 Class 4, 5%, 7/01/36 (c)                         266,872
                                         667   Fannie Mae Trust Series 2003-9 Class DA, 4.50%, 12/25/16                     675,934
                                         488   Fannie Mae Trust Series 2004-25 Class PA, 5.50%, 10/25/30                    497,554
                                       1,177   Fannie Mae Trust Series 2005-69 Class LE, 5.50%, 11/25/33                  1,208,049
                                         448   Fannie Mae Trust Series 2007-21 Class FC, 2.956%, 3/25/37 (a)                428,421
                                         785   Fannie Mae Trust Series 2007-75 Class JF, 3.061%, 8/25/37 (a)                749,515
                                         832   Freddie Mac Multiclass Certificates Series 3020
                                               Class MA, 5.50%, 4/15/27                                                     850,232
                                         526   Freddie Mac Multiclass Certificates Series 3067
                                               Class PG, 5.50%, 6/15/25                                                     535,927
                                         342   Freddie Mac Multiclass Certificates Series 3068
                                               Class VA, 5.50%, 10/15/16                                                    352,402
                                         968   Freddie Mac Multiclass Certificates Series 3087
                                               Class VA, 5.50%, 3/15/15                                                   1,007,162
                                         578   Freddie Mac Multiclass Certificates Series 3137
                                               Class XP, 6%, 4/15/36                                                        602,329
                                         600   Freddie Mac Multiclass Certificates Series 3295
                                               Class FA, 3.218%, 3/15/37 (a)                                                574,560
                                         695   Freddie Mac Multiclass Certificates Series 3339
                                               Class JF, 3.126%, 7/15/37 (a)                                                661,898
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total U.S. Government Agency Mortgage-Backed
                                               Securities - Collateralized Mortgage Obligations
                                               (Cost - $8,489,327) - 6.8%                                                 8,660,340
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   U.S. Government Agency Mortgage-Backed Securities                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                               Fannie Mae Guaranteed Pass-Through Certificates:
                                 USD     892      4.00%, 10/01/20 - 4/01/21                                             $   870,673
                                       1,500      4.50%, 4/15/23 (e)                                                      1,491,563
                                       5,100      5.00%, 4/15/38 (e)                                                      5,047,409
                                      32,400      5.50%, 4/15/23 - 4/15/38 (e)                                           32,725,126
                                      13,841      6.00%, 2/01/17 - 4/15/38 (e)                                           14,196,230
                                      18,519      6.50%, 10/01/22 - 4/15/38 (e)                                          19,191,856
                                          56      7.00%, 2/01/2016                                                           58,374
                                               Freddie Mac Mortgage Participation Certificates:
                                       1,623      5.00%, 12/01/35                                                         1,609,778
                                          62      5.50%, 2/01/35                                                             63,105
                                         636      5.99%, 11/01/36 (a)                                                       648,361
                                       1,738      6.00%, 6/01/35 - 4/15/38 (e)                                            1,783,100
                                         164      7.00%, 1/01/32 - 9/01/32                                                  173,729
                                               Ginnie Mae MBS Certificates (e):
                                       4,000      5.00%, 4/15/38 - 5/15/38                                                3,993,752
                                       9,270      5.50%, 5/20/36 - 4/15/38                                                9,448,538
                                       5,779      6.00%, 4/21/37 - 4/15/38                                                5,959,232
                                       2,857      6.50%, 6/15/31 - 4/15/38                                                2,963,799
------------------------------------------------------------------------------------------------------------------------------------
                                               Total U.S. Government Agency Mortgage-Backed Securities
                                               (Cost - $99,357,740) - 78.6%                                             100,224,625
------------------------------------------------------------------------------------------------------------------------------------
                                               Non-U.S. Government Agency Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                3,278   Bear Stearns Adjustable Rate Mortgage Trust Series 2005-4
Obligations - 17.0%                            Class 3A1, 5.368%, 8/25/35 (a)                                             3,088,004
                                       1,100   Bear Stearns Adjustable Rate Mortgage Trust Series 2006-2
                                               Class 2A1, 5.65%, 7/25/36 (a)                                              1,063,188
                                       1,148   Citigroup Mortgage Loan Trust, Inc. Series 2005-4
                                               Class A, 5.343%, 8/25/35 (a)                                               1,027,936
                                         776   Citimortgage Alternative Loan Trust Series 2007-A8
                                               Class A1, 6%, 10/25/37                                                       694,039
                                         145   Countrywide Alternative Loan Trust Series 2006-01A0
                                               Class 1A1, 5.036%, 8/25/46 (a)                                               110,124
                                         418   Countrywide Alternative Loan Trust Series 2006-OC10
                                               Class 2A1, 2.985%, 11/25/36 (a)                                              356,060
                                         470   Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-16
                                               Class A1, 6.50%, 10/25/37                                                    463,468
                                         580   Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-J3
                                               Class A10, 6%, 7/25/37                                                       517,735
                                         150   Countrywide Home Loans Series 2006-0A5
                                               Class 2A1, 3.095%, 4/25/46 (a)                                               112,425
                                         310   Countrywide Home Loans Series 2006-0A5
                                               Class 3A1, 3.095%, 4/25/46 (a)                                               235,130
                                         244   Credit Suisse Mortgage Capital Certificate Series 2006-8
                                               Class 3A1, 6%, 10/25/21                                                      221,883
                                         484   First Horizon Asset Securities, Inc. Series 2005-AR3
                                               Class 3A1, 5.505%, 8/25/35 (a)                                               455,534

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Non-U.S. Government Agency Mortgage-Backed Securities                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                 USD   1,183   GSR Mortgage Loan Trust Series 2005-AR4
                                               Class 6A1, 5.25%, 7/25/35 (a)                                            $ 1,141,683
                                         278   Harborview Mortgage Loan Trust Series 2006-9
                                               Class 2A1A, 3.01%, 11/19/36 (a)                                              211,934
                                         113   Impac Secured Assets CMN Owner Trust Series 2004-3
                                               Class 1A4, 3.295%, 11/25/34 (a)                                               85,138
                                         500   Impac Secured Assets CMN Owner Trust Series 2004-3
                                               Class M1, 3.495%, 11/25/34 (a)                                               487,250
                                          80   JPMorgan Mortgage Trust Series 2006-S2
                                               Class 2A2, 5.875%, 7/25/36                                                    73,050
                                          87   JPMorgan Mortgage Trust Series 2007-S1
                                               Class 1A2, 5.50%, 3/25/22                                                     78,448
                                         719   Luminent Mortgage Trust Series 2006-7
                                               Class 1A1, 3.075%, 5/25/36 (a)                                               448,589
                                         248   Residential Accredit Loans, Inc. Series 2006-Q02
                                               Class A1, 3.115%, 2/25/46 (a)                                                188,279
                                         187   Residential Accredit Loans, Inc. Series 2007-Q03
                                               Class A1, 3.055%, 3/25/47 (a)                                                154,017
                                         867   Structured Adjustable Rate Mortgage Loan Trust Series 2007-3
                                               Class 2A1, 5.734%, 4/25/37 (a)                                               821,328
                                          72   Structured Asset Securities Corp. Series 2005-GEL2
                                               Class A, 3.175%, 4/25/35 (a)                                                  68,590
                                         217   Structured Asset Securities Corp. Series 2005-OPT1
                                               Class A4M, 3.245%, 11/25/35 (a)                                              207,355
                                         564   WaMu Mortgage Pass-Through Certificates Series 2006-AR18
                                               Class 1A1, 5.346%, 1/25/37 (a)                                               530,802
                                         191   WaMu Mortgage Pass-Through Certificates Series 2007-0A4
                                               Class 1A, 4.846%, 5/25/47 (a)                                                162,059
                                         327   WaMu Mortgage Pass-Through Certificates Series 2007-0A5
                                               Class 1A, 5.08%, 6/25/47 (a)                                                 261,554
                                       2,334   WaMu Mortgage Pass-Through Certificates Series 2007-HY3
                                               Class 1A1, 5.666%, 3/25/37 (a)(b)                                          2,207,862
                                       1,063   WaMu Mortgage Pass-Through Certificates Series 2007-HY3
                                               Class 4A1, 5.349%, 3/25/37 (a)                                             1,002,960
                                       1,358   Wells Fargo Mortgage Backed Securities Trust Series 2005-AR10
                                               Class 2A2, 4.11%, 6/25/35 (a)                                              1,253,794
                                       1,227   Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15
                                               Class 2A1, 5.111%, 9/25/35 (a)                                             1,149,001
                                       1,174   Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2
                                               Class 2A5, 5.108%, 3/25/36 (a)                                             1,124,560
                                       1,062   Wells Fargo Mortgage Backed Securities Trust Series 2006-AR3
                                               Class A4, 5.702%, 3/25/36 (a)                                                993,295
                                         267   Wells Fargo Mortgage Backed Securities Trust Series 2006-AR12
                                               Class 2A1, 6.101%, 9/25/36 (a)                                               251,045
                                         466   Wells Fargo Mortgage Backed Securities Trust Series 2006-AR17
                                               Class A1, 5.338%, 10/25/36 (a)                                               441,825
                                                                                                                   ----------------
                                                                                                                         21,689,944
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Non-U.S. Government Agency Mortgage-Backed Securities                      Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed       USD     840   Banc of America Commercial Mortgage, Inc. Series 2001-1
Securities - 20.7%                             Class B, 6.674%, 4/15/36                                                  $  865,469
                                         755   Banc of America Commercial Mortgage, Inc. Series 2003-2
                                               Class A3, 4.873%, 3/11/41 (a)(f)                                             734,703
                                         700   Banc of America Commercial Mortgage, Inc. Series 2007-2
                                               Class A4, 5.688%, 4/10/49 (a)                                                694,978
                                         550   Bear Stearns Commercial Mortgage Securities Series 1998-C1
                                               Class A2, 6.44%, 6/16/30                                                     549,557
                                         750   Bear Stearns Commercial Mortgage Securities Series 2005-PWR8
                                               Class A4, 4.674%, 6/11/41                                                    723,547
                                         825   Bear Stearns Commercial Mortgage Securities
                                               Series 2006-PW11 Class A4, 5.625%, 3/11/39 (a)(b)                            821,412
                                         525   Bear Stearns Commercial Mortgage Securities Series 2007-PW17
                                               Class A4, 5.694%, 6/11/50 (a)                                                517,638
                                         326   CS First Boston Mortgage Securities Corp. Series 2002-CP5
                                               Class A1, 4.106%, 12/15/35                                                   314,711
                                         573   Capco America Securitization Corp. Series 1998-D7
                                               Class A1B, 6.26%, 10/15/30                                                   574,043
                                         642   Chase Commercial Mortgage Securities Corp. Series 1999-2
                                               Class A2, 7.198%, 1/15/32                                                    658,619
                                         155   Citigroup Commercial Mortgage Trust Series 2006-C5
                                               Class A4, 5.431%, 10/15/49                                                   151,976
                                         275   Citigroup Commercial Mortgage Trust Series 2007-C6
                                               Class AM, 5.889%, 12/10/49 (a)                                               250,993
                                         385   Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4
                                               Class A4, 5.322%, 12/11/49                                                   371,589
                                         275   Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5
                                               Class A4, 5.886%, 11/15/44 (a)                                               274,646
                                         745   First Union National Bank Commercial Mortgage Series 1999-C4
                                               Class E, 7.939%, 12/15/31 (a)(b)                                             776,793
                                         665   GMAC Commercial Mortgage Securities, Inc. Series 1998-C2
                                               Class A2, 6.42%, 5/15/35                                                     664,823
                                         820   GMAC Commercial Mortgage Securities, Inc. Series 2000-C3
                                               Class A2, 6.957%, 9/15/35                                                    848,247
                                         690   GMAC Commercial Mortgage Securities, Inc. Series 2001-C1
                                               Class B, 6.67%, 4/15/34 (a)                                                  710,621
                                         850   GMAC Commercial Mortgage Securities, Inc. Series 2003-C3
                                               Class A3, 4.646%, 4/10/40                                                    831,797
                                         700   GS Mortgage Securities Corp. II Series 2006-GG6
                                               Class A2, 5.506%, 4/10/38 (a)                                                696,275
                                         900   Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                                               Class A4, 4.755%, 6/10/36                                                    893,439
                                         225   Greenwich Capital Commercial Funding Corp. Series 2005-GG5
                                               Class AJ, 5.301%, 4/10/37 (a)                                                198,453
                                       1,390   Greenwich Capital Commercial Funding Corp. Series 2006-GG7
                                               Class A4, 5.913%, 7/10/38 (a)                                              1,418,818
                                         725   Greenwich Capital Commercial Funding Corp. Series 2007-GG9
                                               Class A4, 5.444%, 3/10/39                                                    705,387

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Non-U.S. Government Agency Mortgage-Backed Securities                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                 USD     430   Greenwich Capital Commercial Funding Corp. Series 2007-GG11
                                               Class A4, 5.736%, 11/10/27                                               $   424,479
                                         735   JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB2
                                               Class A3, 6.429%, 4/15/35                                                    752,623
                                         100   JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB17
                                               Class A4, 5.429%, 12/12/43                                                    97,974
                                         645   JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-C1
                                               Class A4, 5.716%, 2/15/51                                                    635,375
                                         275   JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD1
                                               Class A2, 5.992%, 6/15/49 (a)                                                273,142
                                         225   JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD12
                                               Class A2, 5.827%, 2/15/51                                                    222,592
                                         533   LB Commercial Conduit Mortgage Trust Series 1998-C4
                                               Class A1B, 6.21%, 10/15/35                                                   534,248
                                         705   LB-UBS Commercial Mortgage Trust Series 2000-C3
                                               Class A2, 7.95%, 5/15/25 (a)                                                 733,508
                                         600   LB-UBS Commercial Mortgage Trust Series 2005-C3
                                               Class A5, 4.739%, 7/15/30                                                    581,827
                                         635   LB-UBS Commercial Mortgage Trust Series 2006-C1
                                               Class A4, 5.156%, 2/15/31                                                    618,169
                                         500   LB-UBS Commercial Mortgage Trust Series 2007-C2
                                               Class A3, 5.43%, 2/15/40                                                     485,391
                                         700   LB-UBS Commercial Mortgage Trust Series 2007-C6
                                               Class A4, 5.858%, 7/15/40 (a)                                                697,973
                                         745   LB-UBS Commercial Mortgage Trust Series 2007-C7
                                               Class A2, 5.588%, 9/15/45                                                    729,229
                                         625   LB-UBS Commercial Mortgage Trust Series 2007-C7
                                               Class A3, 5.866%, 9/15/45 (a)                                                606,188
                                         300   Morgan Stanley Capital I Series 2006-IQ12
                                               Class A4, 5.332%, 12/15/43                                                   291,814
                                         100   Morgan Stanley Capital I Series 2007-HQ12
                                               Class A2, 5.633%, 4/12/49 (a)                                                 98,613
                                         380   Morgan Stanley Capital I Series 2007-IQ16
                                               Class A4, 5.809%, 12/12/49                                                   376,734
                                         675   Morgan Stanley Capital I Series 2008-T29
                                               Class A4, 6.28%, 1/11/43 (a)                                                 695,696
                                         760   Mortgage Capital Funding, Inc. Series 1998-MC2
                                               Class B, 6.549%, 6/18/30                                                     757,914
                                         680   Wachovia Bank Commercial Mortgage Trust Series 2005-C20
                                               Class A6A, 5.11%, 7/15/42 (a)                                                662,007
                                         850   Wachovia Bank Commercial Mortgage Trust Series 2007-C33
                                               Class A4, 5.903%, 2/15/51 (a)                                                856,540
                                                                                                                   ----------------
                                                                                                                         26,380,570
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Non-U.S. Government Agency Mortgage-Backed Securities
                                               (Cost - $49,693,186) - 37.7%                                              48,070,514
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                         Par
Industry                               (000)   Corporate Bonds                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%       USD     155   Honeywell International, Inc., 5.70%, 3/15/36                             $  152,022
                                           7   L-3 Communications Corp. Series B, 6.375%, 10/15/15                            6,842
                                                                                                                   ----------------
                                                                                                                            158,864
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%            15   United Parcel Service, Inc., 6.20%, 1/15/38                                   16,045
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                           96   American Airlines, Inc. Series 2003-1, 3.857%, 1/09/12                        90,187
                                         140   Continental Airlines, Inc. Series 2002-1, 6.563%, 8/15/13                    144,900
                                                                                                                   ----------------
                                                                                                                            235,087
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                  45   Momentive Performance Materials, Inc. Series WI, 10.125%,
                                               12/01/14 (d)                                                                  39,150
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.6%                   145   The Bear Stearns Cos., Inc., 3.218%, 7/19/10 (a)                             130,680
                                         395   The Bear Stearns Cos., Inc., 6.95%, 8/10/12                                  395,195
                                         430   Credit Suisse Guernsey Ltd., 5.86%, (a)(g)                                   364,265
                                         175   Goldman Sachs Capital II, 5.793%, (a)(g)                                     116,568
                                         730   The Goldman Sachs Group, Inc., 5.25%, 10/15/13                               725,811
                                         295   Lehman Brothers Holdings, Inc., 6%, 7/19/12                                  291,167
                                         150   Lehman Brothers Holdings, Inc., 6.50%, 7/19/17                               142,447
                                         325   Lehman Brothers Holdings, Inc., 6.75%, 12/28/17                              312,427
                                         235   Lehman Brothers Holdings, Inc. Series I, 5.25%, 2/06/12                      226,760
                                         165   Lehman Brothers Holdings, Inc. Series MTN, 7%, 9/27/27                       152,515
                                         660   Morgan Stanley Series F, 5.55%, 4/27/17                                      620,675
                                         540   Morgan Stanley Series F, 5.95%, 12/28/17                                     521,887
                                         545   UBS AG Series DPNT, 5.875%, 12/20/17                                         557,060
                                                                                                                   ----------------
                                                                                                                          4,557,457
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.2%                  125   Barclays Bank Plc, 7.434%, (a)(b)(g)                                         113,010
                                         290   Barclays Bank Plc, 8.55%, (a)(b)(g)                                          303,238
                                         220   Corporacion Andina de Fomento, 6.875%, 3/15/12                               236,585
                                         475   Royal Bank of Scotland Group Plc, 6.99%, (a)(b)(g)                           403,227
                                         550   Wachovia Bank NA, 6.60%, 1/15/38                                             509,587
                                                                                                                   ----------------
                                                                                                                          1,565,647
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.3%           325   International Business Machines Corp., 5.70%, 9/14/17                        340,457
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%                  200   HSBC Finance Corp., 6.50%, 11/15/08                                          202,387
                                         125   SLM Corp., 3.471%, 7/27/09 (a)                                               105,166
                                         180   SLM Corp., 5.40%, 10/25/11                                                   145,383
                                         140   SLM Corp. Series A, 4%, 1/15/09                                              126,059
                                                                                                                   ----------------
                                                                                                                            578,995
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                    225   Bank of America Corp., 4.875%, 9/15/12                                       228,276
Services - 5.3%                          275   Bank of America Corp., 6%, 9/01/17                                           289,127
                                         780   Bank of America Corp., 5.75%, 12/01/17                                       807,178
                                         415   Bank of America Corp. Series K, 8%, 12/29/49 (a)(g)                          415,498
                                         430   Citigroup, Inc., 5.625%, 8/27/12                                             425,743
                                         360   Citigroup, Inc., 8.30%, 12/21/77 (a)                                         354,734

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                         Par
Industry                               (000)   Corporate Bonds                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                 USD   1,115   General Electric Capital Corp., 5.875%, 2/15/12                          $ 1,182,433
                                         305   General Electric Capital Corp., 6.15%, 8/07/37                               304,558
                                         275   General Electric Capital Corp., 6.375%, 11/15/67 (a)                         269,093
                                       1,375   General Electric Capital Corp. Series A, 5%, 12/01/10 (f)                  1,438,266
                                         450   JPMorgan Chase Bank NA, 6%, 7/05/17                                          470,145
                                         675   JPMorgan Chase Capital XXV, 6.80%, 10/01/37                                  616,732
                                                                                                                   ----------------
                                                                                                                          6,801,783
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            475   AT&T, Inc., 6.50%, 9/01/37                                                   469,866
Services - 0.7%                          270   GTE Corp., 6.84%, 4/15/18                                                    289,428
                                          85   Qwest Communications International, Inc., 7.50%, 2/15/14                      79,900
                                                                                                                   ----------------
                                                                                                                            839,194
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.6%                225   Florida Power & Light Co., 5.95%, 2/01/38                                    225,824
                                         140   Nevada Power Co., 6.65%, 4/01/36                                             131,852
                                         190   Sierra Pacific Power Co., 6%, 5/15/16                                        187,233
                                         180   Southern California Edison Co., 5.625%, 2/01/36                              172,475
                                                                                                                   ----------------
                                                                                                                            717,384
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                        35   Transocean, Inc., 6%, 3/15/18                                                 36,002
Services - 0.1%                           50   Transocean, Inc., 6.80%, 3/15/38                                              51,078
                                                                                                                   ----------------
                                                                                                                             87,080
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                     330   Kraft Foods, Inc., 6.50%, 8/11/17                                            338,563
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                  130   UnitedHealth Group, Inc., 5.80%, 3/15/36                                     107,147
Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                     20   American Real Estate Partners LP, 7.125%, 2/15/13                             18,150
Leisure - 0.2%                           300   Harrah's Operating Co., Inc., 10.75%, 2/01/18 (b)(d)                         243,000
                                                                                                                   ----------------
                                                                                                                            261,150
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &            220   Texas Competitive Electric Holdings Co. LLC Series B,
Energy Traders - 0.2%                          10.25%, 11/01/15 (b)                                                         219,175
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%                         195   American International Group, Inc., 6.25%, 5/01/36                           184,417
                                         200   Chubb Corp., 6.375%, 3/29/67 (a)                                             186,296
                                         130   Lincoln National Corp., 7%, 5/17/66 (a)                                      119,207
                                         250   Metlife, Inc., 6.40%, 12/15/66                                               198,660
                                         190   Progressive Corp., 6.70%, 6/15/37 (a)                                        169,218
                                         135   Reinsurance Group of America, 6.75%, 12/15/65 (a)                            118,429
                                         145   The Travelers Cos., Inc., 6.25%, 3/15/67 (a)                                 127,893
                                                                                                                   ----------------
                                                                                                                          1,104,120
------------------------------------------------------------------------------------------------------------------------------------
Media - 2.0%                              25   CSC Holdings, Inc. Series B, 8.125%, 7/15/09                                  25,250
                                         155   Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (a)                      153,837
                                         600   Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13                 666,499
                                         255   Comcast Corp., 6.50%, 1/15/17                                                260,437
                                         225   Comcast Corp., 6.45%, 3/15/37                                                212,026
                                         135   Cox Communications, Inc., 7.125%, 10/01/12                                   142,971
                                          60   Idearc, Inc., 8%, 11/15/16                                                    38,850
                                         200   News America, Inc., 6.40%, 12/15/35                                          194,104
                                         120   News America, Inc., 6.75%, 1/09/38                                           125,606
                                         275   Time Warner Cable, Inc., 5.85%, 5/01/17                                      263,233

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                         Par
Industry                               (000)   Corporate Bonds                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                 USD     405   Time Warner Cos., Inc., 9.125%, 1/15/13                                  $   453,892
                                                                                                                   ----------------
                                                                                                                          2,536,705
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                    65   Freeport-McMoRan Copper & Gold, Inc., 5.883%, 4/01/15 (a)                     63,862
                                          90   Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/01/15                          94,950
                                         180   Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17                        191,025
                                                                                                                   ----------------
                                                                                                                            349,837
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                    90   Xcel Energy, Inc., 6.50%, 7/01/36                                             88,469
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%                  650   Target Corp., 6%, 1/15/18                                                    665,385
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                230   Xerox Corp., 6.40%, 3/15/16                                                  237,942
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                    600   Anadarko Petroleum Corp., 5.95%, 9/15/16                                     620,489
Fuels - 1.6%                             190   Gazprom OAO, 7.288%, 8/16/37 (b)                                             173,308
                                         250   Midamerican Energy Holdings Co., 5.95%, 5/15/37                              234,179
                                         150   Midamerican Energy Holdings Co., 6.50%, 9/15/37                              150,326
                                         135   Motiva Enterprises LLC, 5.20%, 9/15/12 (b)                                   142,980
                                         240   Northwest Pipeline Corp., 7%, 6/15/16                                        255,000
                                          90   Petrobras International Finance Co., 5.875%, 3/01/18                          86,629
                                         135   Sabine Pass LNG LP, 7.50%, 11/30/16                                          130,275
                                          35   Tennessee Gas Pipeline Co., 7%, 10/15/28                                      34,874
                                         175   XTO Energy, Inc., 6.75%, 8/01/37                                             187,170
                                                                                                                   ----------------
                                                                                                                          2,015,230
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%                   175   Bristol-Myers Squibb Co., 5.875%, 11/15/36                                   169,228
                                         190   Wyeth, 6%, 2/15/36                                                           185,711
                                                                                                                   ----------------
                                                                                                                            354,939
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                   165   Nationwide Health Properties, Inc., 6.59%, 7/07/38                           180,364
Trusts (REITs) - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               100   Vodafone Group Plc, 6.15%, 2/27/37                                            93,210
Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds
                                               (Cost - $25,010,194) - 19.2%                                              24,489,379
------------------------------------------------------------------------------------------------------------------------------------
                                               Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                 EUR     275   Bundesrepublik Deutschland Series 05, 4%, 1/04/37                            396,451
                                         150   Bundesrepublik Deutschland Series 07, 4.25%, 7/04/39                         225,155
                                 USD     130   Mexico Government International Bond, 6.375%, 1/16/13                        142,805
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Foreign Government Obligations
                                               (Cost - $707,133) - 0.6%                                                     764,411
------------------------------------------------------------------------------------------------------------------------------------
                                               Preferred Securities
------------------------------------------------------------------------------------------------------------------------------------
                                               Capital Trusts
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                    55   Lehman Brothers Holdings Capital Trust V, 5.857%, (a)(g)                      34,786
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%                  150   BAC Capital Trust VI, 5.625%, 3/08/35                                        125,937

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                         Par
Industry                               (000)   Capital Trusts                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                                 USD     700   Wachovia Corp. Series K, 7.98%, (a)(g)                                    $  687,750
                                                                                                                   ----------------
                                                                                                                            813,687
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Capital Trusts (Cost - $903,862) - 0.7%                                848,474
------------------------------------------------------------------------------------------------------------------------------------
                                      Shares   Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                5,000   Wachovia Corp. Series J, 8%                                                  123,500
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  7,500   Citigroup, Inc. Series AA, 8.125%                                            180,300
Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.7%      24125   Fannie Mae, 8.25%                                                            580,206
                                       12100   Freddie Mac Series Z, 8.375%                                                 295,240
                                                                                                                   ----------------
                                                                                                                            875,446
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Stocks
                                               (Cost - $1,218,125) - 0.9%                                                 1,179,246
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Securities
                                               (Cost - $2,121,987) - 1.6%                                                 2,027,720
------------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency                 5,100   Federal Home Loan Bank, 1.50%, 4/01/08                                     5,100,000
Obligations - 4.0%
------------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes - 0.1%                 150   SLM Corp., 3.531%, 1/26/09 (a)                                               134,304
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities                                                5,234,304
                                               (Cost - $5,243,750) - 4.1%
------------------------------------------------------------------------------------------------------------------------------------
                                 Contracts +   Options Purchased (h)
------------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                     2   Receive a fixed rate of 5.338% and pay a floating rate
                                               based on 3-month LIBOR, expiring February 2011,
                                               Broker JPMorgan Chase                                                        175,535
                                           2   Receive a fixed rate of 5.345% and pay a floating rate
                                               based on 3-month USD LIBOR, expiring November 2009,
                                               Broker Lehman Brothers Special Financing                                     207,522
                                           2   Receive a fixed rate of 5.39% and pay a floating rate
                                               based on 3-month LIBOR, expiring March 2012,
                                               Broker Lehman Brothers Special Financing                                     140,942
                                           5   Receive a fixed rate of 5.525% and pay a floating rate
                                               based on 3-month LIBOR, expiring May 2012,
                                               Broker Citibank NA                                                           422,694
                                           5   Receive a fixed rate of 5.705% and pay a floating rate
                                               based on 3-month LIBOR, expiring May 2012,
                                               Broker Deutsche Bank AG                                                      437,035
                                           3   Receive a fixed rate of 5.78% and pay a floating rate
                                               based on 3-month LIBOR, expiring August 2010,
                                               Broker Deutsche Bank AG                                                      353,335
                                           2   Receive a fixed rate of 6.025% and pay a floating rate
                                               based on 3-month LIBOR, expiring June 2012,
                                               Broker Lehman Brothers Special Financing                                     212,987
                                           3   Receive a fixed rate of 6.075% and pay a floating rate
                                               based on 3-month LIBOR, expiring July 2012,
                                               Broker Lehman Brothers Special Financing                                     306,632
                                                                                                                   ----------------
                                                                                                                          2,256,682
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                 Contracts +   Options Purchased (h)                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                      2   Pay a fixed rate of 5.338% and receive a floating rate
                                               based on 3-month LIBOR, expiring February 2011,
                                               Broker JPMorgan Chase                                                   $    100,533
                                           2   Pay a fixed rate of 5.345% and received a floating rate
                                               based 3-month USD LIBOR, expiring November 2009,
                                               Broker Lehman Brothers Special Financing                                      67,055
                                           2   Pay a fixed rate of 5.39% and receive a floating rate
                                               based on 3-month LIBOR, expiring March 2012,
                                               Broker Lehman Brothers Special Financing                                     106,622
                                           5   Pay a fixed rate of 5.525% and receive a floating rate
                                               based on 3-month LIBOR, expiring May 2012,
                                               Broker Citibank NA                                                           259,112
                                           5   Pay a fixed rate of 5.705% and receive a floating rate
                                               based on 3-month LIBOR, expiring May 2012,
                                               Broker Deutsche Bank AG                                                      221,334
                                           3   Pay a fixed rate of 5.78% and receive a floating rate
                                               based 3-month LIBOR, expiring August 2010,
                                               Broker Deutsche Bank AG                                                       86,040
                                           2   Pay a fixed rate of 6.025% and receive a floating rate
                                               based on 3-month LIBOR, expiring June 2012,
                                               Broker Lehman Brothers Special Financing                                      76,982
                                           3   Pay a fixed rate of 6.075% and receive a floating rate
                                               based 3-month LIBOR, expiring July 2012,
                                               Broker Lehman Brothers Special Financing                                     106,199
                                                                                                                   ----------------
                                                                                                                          1,023,877
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Options Purchased
                                               (Premiums Paid - $2,267,300) - 2.6%                                        3,280,559
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments Before TBA Sale Commitments and Options Written
                                               (Cost - $218,251,134*) - 170.6%                                          217,350,114
------------------------------------------------------------------------------------------------------------------------------------
                                         Par
                                       (000)   TBA Sale Commitments
------------------------------------------------------------------------------------------------------------------------------------
                                               Fannie Mae Guaranteed Pass-Through Certificates:
                                       1,000      5.00%, 4/13/38                                                           (990,522)
                                      16,300      5.50%, 4/15/23 - 4/15/38                                              (16,468,347)
                                       3,000      6.00%, 2/01/17 - 4/15/38                                               (3,087,897)
                                      10,400      6.00%, 2/01/17 - 4/15/38                                              (10,657,826)
                                       5,000      6.50%, 10/01/22 - 4/15/38                                              (5,179,560)
                                               Freddie Mac Mortgage Participation Certificates:
                                       1,600      5.00%, 12/1/35                                                         (1,585,548)
                                       1,700      6.00%, 6/01/35 - 4/15/38                                               (1,744,477)
                                               Ginnie Mae MBS Certificates:
                                       7,300      5.50%, 5/20/36 - 4/15/38                                               (7,425,487)
                                       1,400      6.00%, 4/21/37 - 4/15/38                                               (1,446,644)
------------------------------------------------------------------------------------------------------------------------------------
                                               Total TBA Sale Commitments (Proceeds
                                               Received - $47,950,828) - (38.1%)                                        (48,586,308)
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)                            (Percentages shown are based on Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
                                 Contracts +   Options Written (h)                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Call Options Written                       5   Pay a fixed rate of 5.025% and receive a floating rate
                                               based on 3-month USD LIBOR, expiring November 2010,
                                               Broker Union Bank of Switzerland, AG                                   $    (272,170)
                                           1   Pay a fixed rate of 5.40% and receive a floating rate
                                               based on 3-month USD LIBOR, expiring December 2010,
                                               Broker Union Bank of Switzerland, AG                                        (104,729)
                                           7   Pay a fixed rate of 5.56% and receive a floating rate
                                               based on 3-month LIBOR, expiring October 2012,
                                               Broker Union Bank Of Switzerland, AG                                        (557,208)
                                           1   Pay a fixed rate of 5.74% and receive a floating rate
                                               based on 3-month LIBOR, expiring October 2012,
                                               Broker JPMorgan Chase                                                       (139,196)
                                           1   Pay a fixed rated of 5.46% and receive a floating rate
                                               based on 3-month LIBOR, expiring August 2008,
                                               Broker JPMorgan Chase                                                       (106,549)
                                                                                                                   ----------------
                                                                                                                         (1,179,852)
------------------------------------------------------------------------------------------------------------------------------------
Put Options Written                        5   Receive a fixed rate of 5.025% and pay a floating rate
                                               based on 3-month USD LIBOR, expiring November 2010,
                                               Broker Union Bank of Switzerland, AG                                        (226,935)
                                           1   Receive a fixed rate of 5.40% and pay a floating rate
                                               based on 3-month USD LIBOR, expiring December 2010,
                                               Broker Union Bank of Switzerland, AG                                         (50,799)
                                           7   Receive a fixed rate of 5.56% and pay a floating rate
                                               based on 3-month LIBOR, expiring October 2012,
                                               Broker Union Bank of Switzerland, AG                                        (196,514)
                                           1   Receive a fixed rated of 5.46% and pay a floating rate
                                               based on 3-month LIBOR, expiring August 2008,
                                               Broker JPMorgan Chase                                                         (3,115)
                                           1   Receive a fixed rte of 5.74% and pay a floating rate
                                               based on 3-month LIBOR, expiring October 2012,
                                               Broker JPMorgan Chase                                                        (71,405)
                                                                                                                   ----------------
                                                                                                                           (548,768)
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Options Written
                                               (Premiums Received - $1,367,980) - (1.4%)                                 (1,728,620)
------------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments, Net of TBA Sale Commitments and Options Written
                                               (Cost - $168,932,326) - 131.1%                                           167,035,186
                                               Liabilities in Excess of Other Assets - (31.1%)                          (39,603,694)
                                                                                                                   ----------------
                                               Net Assets - 100.0%                                                    $ 127,431,492
                                                                                                                   ================

      * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                               $   218,349,597
                                                        =================
            Gross unrealized appreciation                $     3,211,035
            Gross unrealized depreciation                     (4,210,518)
                                                        -----------------
            Net unrealized depreciation                  $      (999,483)
                                                        =================

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
      +     One contract represents a notional amount of $1,000,000.

      (a)   Floating rate security. Rate is as of report date.

      (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

      (c) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

      (d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

      (e) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

      (f) All, or a portion of, security held as collateral in connection with open financial futures contracts.

      (g)   The security is a perpetual bond and has no definite maturity date.

      (h) This European style swaption, which can be exercised only on the notification date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

      o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

      o     Forward foreign exchange contracts as of March 31, 2008 were as follows:
                                                                     Unrealized
                                                    Settlement     Appreciation
            Currency Purchased    Currency Sold        Date       (Depreciation)
            --------------------------------------------------------------------
            JPY    124,626,175    USD    1,146,663   4/11/2008        $ 104,492
            USD         48,438    EUR       33,041   4/23/2008           (3,685)
            USD        334,437    EUR      212,000   4/23/2008          (27,509)
            --------------------------------------------------------------------
            Total Unrealized Appreciation on Forward
            Foreign Exchange Contracts - Net                          $  73,298
                                                                      =========

      o Financial futures contracts purchased as of March 31, 2008 were as follows:
            --------------------------------------------------------------------
                                                                    Unrealized
                                        Expiration                 Appreciation
            Contracts       Issue          Date      Face Value   (Depreciation)
            --------------------------------------------------------------------
                    91   2-Year U.S.
                        Treasury Bonds   June 2008  $ 19,510,222      $  23,498
                   158   10-Year U.S.
                        Treasury Bonds   June 2008  $ 18,494,417        300,178
                     9   Euro BOBL       June 2008  $  1,585,425        (16,986)
                    19   Euro-Bund
                           Future        June 2008  $  3,505,428        (26,449)
                    30   Eurodollar
                          Futures        June 2009  $  7,294,892         27,359
            --------------------------------------------------------------------
            Total Unrealized Appreciation - Net                       $ 307,600
                                                                      =========

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

      o     Financial futures contracts sold as of March 31, 2008 were as follows:
            --------------------------------------------------------------------
                                        Expiration                  Unrealized
            Contracts        Issue         Date      Face Value    Depreciation
            --------------------------------------------------------------------
                   293    5-Year U.S.
                         Treasury Bonds  June 2008  $ 33,455,369      $ (15,302)
                    30    30-Year U.S.
                         Treasury Bonds  June 2008  $  3,550,447        (13,459)
                    30    Eurodollar
                           Futures       June 2010  $  7,233,269        (21,105)
            --------------------------------------------------------------------
            Total Unrealized Depreciation                             $ (49,866)
                                                                      =========

      o     Swaps outstanding as of March 31, 2008 were as follows:
            --------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
            --------------------------------------------------------------------
            Sold credit default protection on Comcast
            Cable Communications, Inc. and
            receive 1.15%

            Broker, Morgan Stanley Capital
            Services, Inc.
            Expires September 2008                       $   430   $      1,360

            Receive a fixed rate of 3.401% and pay
            3.875% on Treasury Inflation

            Broker, JPMorgan Chase
            Expires January 2009                         $   879        (16,962)

            Receive a fixed rate of 4.7775% and pay
            a floating rate based on 3-month
            USD LIBOR

            Broker, Citibank, NA
            Expires August 2009                          $ 5,100        168,993

            Receive a fixed rate of 5.2725% and pay
            a floating rate based on 3-month LIBOR

            Broker, Citibank, NA
            Expires October 2009                         $ 2,900        128,064

            Bought credit default protection on
            Sara Lee Corp. and pay 0.57%

            Broker, Lehman Brothers Special Financing
            Expires December 2010                        $   295            171

            Bought credit default protection on
            RadioShack Corp. and pay 1.16%

            Broker, UBS Warburg
            Expires December 2010                        $   295          2,201

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
            --------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
            --------------------------------------------------------------------
            Bought credit default protection on
            Limited Brands, Inc. and pay 1.065%

            Broker, UBS Warburg
            Expires December 2010                        $   295   $     15,087

            Receive a fixed rate of 4.17% and pay
            3.50% on Treasury Inflation Protected
            Securities (TIPS) adjusted principal

            Broker, Morgan Stanley Capital
            Services, Inc.
            Expires January 2011                         $   750        (48,379)

            Sold credit default protection on
            SLM Corp. and receive 5.10%

            Broker, Lehman Brothers Special Financing
            Expires March 2011                           $   475        (44,489)

            Bought credit default protection on
            Sara Lee Corp. and pay 0.604%

            Broker, JPMorgan Chase
            Expires March 2011                           $   295            164

            Bought credit default protection on
            Limited Brands, Inc. and pay 0.73%

            Broker, Lehman Brothers Special Financing
            Expires March 2011                           $   295         19,718

            Bought credit default protection on
            Computer Sciences Corp. and pay 0.88%

            Broker, Morgan Stanley Capital
            Services, Inc.
            Expires June 2011                            $   290            791

            Receive a fixed rate of 4.867% and pay a floating rate based on 3-month USD LIBOR

            Broker, UBS Warburg
            Expires October 2012                         $ 2,900        202,409

            Receive a fixed rate of 4.667% and pay a floating rate based on 3-month USD LIBOR

            Broker, Deutsche Bank AG London
            Expires October 2012                         $ 3,300        203,423

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
            --------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
            --------------------------------------------------------------------
            Receive a fixed rate of 5.023% and pay a floating rate based on 3-month USD LIBOR

            Broker, Deutsche Bank AG London
            Expires October 2012                         $ 3,900   $    298,154

            Receive a fixed rate of 4.34% and pay a
            floating rate based on 3-month USD LIBOR

            Broker, Lehman Brothers Special Financing
            Expires December 2012                        $ 5,400        257,867

            Receive a fixed rate of 3.055% and pay a floating rate based on 3-month USD LIBOR

            Broker, Lehman Brothers Special Financing
            Expires March 2013                           $ 5,100        (55,237)

            Receive a fixed rate of 3.38% and pay a
            floating rate based on 3-month USD LIBOR

            Broker, Deutsche Bank AG London
            Expires March 2013                           $ 4,300         15,492

            Bought credit default protection on
            Dow Jones CDX North America Investment
            Grade Index Series 10 Class V1 and
            pay 1.55%

            Broker, Lehman Brothers Special Financing
            Expires June 2013                            $ 1,010          5,300

            Bought credit default protection on
            Dow Jones CDX North America Investment
            Grade Index 10 Series V1and pay 1.55%

            Broker, Morgan Stanley Capital
            Services, Inc.
            Expires June 2013                            $ 1,000          3,882

            Bought credit default protection on
            Eastman Chemical Co. and pay 0.68%

            Broker, Morgan Stanley Capital
            Services, Inc.
            Expires September 2013                       $   285          3,854

            Receive a fixed rate of 5.085% and pay
            a floating rate based on 3-month LIBOR

            Broker, Deutsche Bank AG London
            Expires November 2016                        $   600         49,214

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
            --------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
            --------------------------------------------------------------------
            Pay a fixed rate of 5.225% and receive a floating rate based on 3-month LIBOR

            Broker, Deutsche Bank AG London
            Expires January 2017                         $   300   $    (28,660)

            Receive a fixed rate of 5.16% and pay
            a floating rate based on 3-month LIBOR

            Broker, Deustche Bank AG London
            Expires February 2017                        $ 1,100         99,902

            Pay a fixed rate of 5.071% and receive a floating rate based on 3-month LIBOR

            Broker, UBS Warburg
            Expires March 2017                           $ 1,500       (127,158)

            Receive a fixed rate of 5.10% and pay a
            floating rate based on 3-month LIBOR

            Broker, Deutsche Bank AG London
            Expires March 2017                           $ 3,200         277,842

            Pay a fixed rate of 5.725% and receive a floating rate based on 3-month LIBOR

            Broker, Deutsche Bank AG London
            Expires June 2017                            $ 2,100       (283,887)

            Pay a fixed rate of 5.6825% and receive
            a floating rate based on 3-month LIBOR

            Broker, Lehman Brothers Special Financing
            Expires June 2017                            $ 1,400       (184,193)

            Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month USD LIBOR

            Broker, Citibank, NA
            Expires July 2017                            $ 2,000       (256,861)

            Pay a fixed rate of 5.762% and receive a floating rate based on 3-month USD LIBOR

            Broker, Deutsche Bank AG London
            Expires July 2017                            $ 2,100       (289,203)

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
            --------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
            --------------------------------------------------------------------
            Pay a fixed rate of 5.775% and receive a floating rate based on 3-month USD LIBOR

            Broker, Deutsche Bank AG London
            Expires July 2017                            $ 3,900   $   (541,289)

            Pay a fixed rate of 5.305% and receive a floating rate based on 3-month USD LIBOR

            Broker, Citibank, NA
            Expires October 2017                         $ 4,600       (466,308)

            Pay a fixed rate of 5.2875% and receive a floating rate based on 3-month USD LIBOR

            Broker, Deutsche Bank AG London
            Expires October 2017                         $ 2,200       (219,712)

            Pay a fixed rate of 5.01387% and receive a floating rate based on 3-month USD LIBOR

            Broker, Deutsche Bank AG London
            Expires November 2017                        $ 3,000       (234,625)

            Receive a fixed rate of 5% and pay a
            floating rate based on 3-month USD LIBOR

            Broker, Morgan Stanley Capital Services, Inc.
            Expires November 2017                        $   300         23,092

            Pay a fixed rate of 4.49375% and receive a floating rate based on 3-month USD LIBOR

            Broker, Lehman Brothers Special Financing
            Expires January 2018                         $ 1,100        (38,838)

            Pay a fixed rate of 4.585% and receive a floating rate based on 3-month USD LIBOR

            Broker, Credit Suisse Securities (USA) LLC
            Expires January 2018                         $ 2,800       (119,879)

            Pay a fixed rate of 5.115% and receive a floating rate based on 3-month USD LIBOR

            Broker, Lehman Brothers Special Financing
            Expires March 2018                           $ 2,000       (172,159)

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------
            --------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
            --------------------------------------------------------------------
            Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR

            Broker, JPMorgan Chase
            Expires August 2022                          $   570   $     62,057
            --------------------------------------------------------------------
            Total                                                  $ (1,288,802)

      o     Currency Abbreviations:
            EUR    Euro
            JPY    Japanese Yen
            USD    U.S. Dollar

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

o Effective January 1, 2008, the BlackRock Total Return Portfolio (the "Portfolio") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Portfolio's investments:

      --------------------------------------------------------------------------
        Valuation                  Investments in               Other Financial
          Inputs                     Securities                  Instruments*
      --------------------------------------------------------------------------
          Level 1                   $    580,206                    $ 331,032
          Level 2                    164,903,041                      263,137
          Level 3                              0                            0
      --------------------------------------------------------------------------
          Total                    $ 165,483,247                    $ 594,169
      ==========================================================================
      * Other financial instruments are derivative instruments such as futures, options, forward foreign currency contracts and swaps.

Item 2 - Controls and Procedures

2(a)- The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

      Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      BlackRock Series Fund, Inc.

      By:  /s/ Donald C. Burke
           --------------------------------------------------------
           Donald C. Burke
           Chief Executive Officer (principal executive officer) of BlackRock Series Fund, Inc.

      Date: May 22, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By:  /s/ Donald C. Burke
           --------------------------------------------------------
           Donald C. Burke
           Chief Executive Officer (principal executive officer) of BlackRock Series Fund, Inc.

      Date: May 22, 2008

      By:  /s/ Neal J. Andrews
           --------------------------------------------------------
           Neal J. Andrews
           Chief Financial Officer (principal financial officer) of BlackRock Series Fund, Inc.

      Date: May 22, 2008